DRAFT

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                                                      '33 Act File No. 333-69160
                                                       '40 Act File No. 811-8301


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-6

                REGISTRATION UNDER THE SECURITIES ACT OF 1933 |_|

                       PRE-EFFECTIVE AMENDMENT NO. ___ |_|


                       POST-EFFECTIVE AMENDMENT NO. 5 |X|


                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |_|


                               AMENDMENT NO. 5 |X|


                        (Check appropriate box or boxes.)


                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

      PATRICIA R. HATLER, ESQ.               With Copies To:
      SECRETARY                              JOHN S. (SCOTT) KREIGHBAUM, ESQ.
      ONE NATIONWIDE PLAZA                   MICHAEL R. MOSER, ESQ.
      COLUMBUS, OHIO 43215-2220              ONE NATIONWIDE PLAZA, 1-09-V3

 (Name and Address of Agent for Service)     COLUMBUS, OHIO 43215-2220

Approximate Date of Proposed Public Offering: AS SOON AS PRACTICABLE AFTER THIS
 REGISTRATION STATEMENT'S EFFECTIVE DATE.

It is proposed that this filing will become effective (check appropriate box)

|_| Immediately upon filing pursuant to paragraph (b)
|_| On (date) pursuant to paragraph (b)
|X| 60 days after filing pursuant to paragraph (a)(1)
|_| On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

|X| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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





           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    Issued By

                        NATIONWIDE LIFE INSURANCE COMPANY

                                     Through


                        NATIONWIDE VLI SEPARATE ACCOUNT-4


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                     The Date Of This Prospectus Is May 1, 2003

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                PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.

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Variable life insurance is complex. This prospectus is designed to help you become as fully informed as possible in making your decision to purchase or not purchase the variable life policy it describes. Prior to your purchase, we encourage you to take the time you need to understand the policy, its potential benefits and risks, and how it might or might not benefit you. In consultation with your financial adviser, you should use this prospectus to compare the benefits and risks of this policy versus those of other life insurance polices and alternative investment instruments.

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Please read this entire prospectus and consult with a trusted financial adviser.
If you have policy specific questions or need additional information, contact us. Also, contact us for free copies of the prospectuses for the mutual funds available under the policy.

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                          TELEPHONE:  1-800-547-7548


                                TDD:  1-800-238-3035

                           INTERNET:  www.bestofamerica.com

                          U.S.MAIL:   Nationwide Life
                                      Insurance Company One
                                      Nationwide Plaza,
                                      RR1-04-D4 Columbus, OH
                                      43215-2220

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PLEASE UNDERSTAND THAT THE POLICY TERMS WILL GOVERN THE WAY THE POLICY WORKS AND
ALL RIGHTS AND OBLIGATIONS.

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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE
SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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         THIS POLICY IS NOT: FDIC INSURED; A BANK DEPOSIT; AVAILABLE IN
          EVERY STATE; OR INSURED OR ENDORSED BY A BANK OR ANY FEDERAL
                               GOVERNMENT AGENCY.

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       THIS POLICY MAY DECREASE IN VALUE TO THE POINT OF BEING VALUELESS.
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THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY
NOT LAWFULLY BE MADE.

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The purpose of this policy is to provide life insurance protection for the beneficiary you name. IF YOUR PRIMARY NEED IS NOT LIFE INSURANCE PROTECTION, THEN PURCHASING THIS POLICY MAY NOT BE IN YOUR BEST INTEREST. We make no claim that the policy is in any way similar or comparable to a systematic investment plan or a mutual fund.

In thinking about buying this policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs. As always, consult your financial adviser.

Not all terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.

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                                TABLE OF CONTENTS

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



TABLE OF CONTENTS...................................I

IN SUMMARY: POLICY BENEFITS.........................1

IN SUMMARY: POLICY RISKS............................3

IN SUMMARY: VARIABLE UNIVERSAL LIFE INSURANCE
AND THE POLICY......................................4

IN SUMMARY: FEE TABLES..............................6

THE POLICY.........................................10

   Policy Owner....................................10

   The Beneficiaries...............................10

   To Purchase.....................................11

   Coverage........................................11

   Coverage Effective Date.........................11

   Temporary Insurance Coverage....................11

   To Cancel (Examination Right)...................11

   To Change Coverage..............................11

   Sub-Account Portfolio Transfers.................12

   Fixed Account Transfers.........................13

   Modes To Effect A Transfer......................13

   To Irrevocably Transfer Cash Value Or
   Exchange The Policy.............................14

   To Irrevocably Transfer Cash Value..............14

   To Terminate Or Surrender.......................14

   To Assign.......................................15

   Proceeds Upon Maturity..........................15

   Reminders, Reports And Illustrations............15

   Errors Or Misstatements.........................16

   Incontestability................................16

   If We Modify The Policy.........................16

RIDERS.............................................16

   Children's Insurance Rider......................17

   Long-term Care Rider............................17

   Additional (insurance) Protection Rider.........17

   Spousal Life Insurance Rider....................17

   Accidental Death Benefit Rider..................17

   Premium Waiver Rider............................17

   Change Of Insured Rider.........................18

   Adjusted Sales Load Life Insurance Rider........18

   Deduction (of fees and expenses) Waiver Rider...18

PREMIUM............................................18

   Initial Premium.................................18

   Subsequent Premiums.............................19

CHARGES............................................19

   Premium Load (Charge)...........................19

   Surrender Charges...............................20

   Partial Surrender Fee...........................21

   Cost Of Insurance...............................21

   Mortality And Expense Risk......................21

   Monthly Policy Expense Per $1,000 of
   Specified Amount ...............................21

   Children's Insurance Rider......................21

   Long-term Care Rider............................22

   Spousal Life Insurance Rider....................22

   Accidental Death Benefit Rider..................22

   Premium Waiver Rider............................23

   Additional Protection Rider.....................23

   Adjusted Sales Load Life Insurance Rider........23

   Deduction (of fees and expenses) Waiver Rider...24

TO ALLOCATE NET PREMIUM AND SUB-ACCOUNT VALUATION..24

   Variable Investment Options.....................24

   The Fixed Investment Option.....................24

   Allocation Of Net Premium And Cash Value........25

   When Sub-Account Units Are Valued...............25

   How Investment Experience Is Determined.........26

   Cash Value......................................26

   Dollar Cost Averaging...........................27

THE DEATH BENEFIT..................................28

   Calculation Of The Death Benefit Proceeds.......28

   Death Benefit Options...........................29

   Changes In The Death Benefit Option.............30

   Suicide.........................................30

SURRENDERS.........................................31

   Full Surrender..................................31

   Partial Surrender...............................31

   Reduction Of Specified Amount On A Partial
   Surrender ......................................32

THE PAYOUT OPTIONS.................................32

   Interest Income.................................33

   Income For A Fixed Period.......................33

   Life Income With Payments Guaranteed............33

   Fixed Income For Varying Periods................33

   Joint And Survivor Life.........................33

   Alternate Life Income...........................33

POLICY LOANS.......................................34

   Loan Amount And Interest........................34

   Collateral And Interest.........................34

   Repayment.......................................34

   Effect Of Policy Loans..........................34

LAPSE..............................................35

   Guaranteed Policy Continuation Provision........35

   Grace Period....................................35

   Reinstatement...................................36

TAXES..............................................36

   Buying The Policy...............................37

   Investment Gain In The Policy...................38

   Periodic Withdrawals, Non-Periodic
   Withdrawals And Loans...........................38

   Terminal Illness................................40

   Surrender Of The Policy.........................40

   Withholding.....................................40

   Exchanging The Policy For Another Life
   Insurance Policy ...............................40

   Taxation Of Death Benefits......................41

   Taxes And The Value Of Your Policy..............41

   Tax Changes.....................................42

NATIONWIDE LIFE INSURANCE COMPANY..................42

NATIONWIDE VLI SEPARATE ACCOUNT-4..................43

   Organization, Registration And Operation........43

   Addition, Deletion, Or Substitution Of
   Mutual Funds ...................................44

   Voting Rights...................................44

LEGAL PROCEEDINGS..................................44

   Nationwide Life Insurance Company...............44

   Nationwide Investment Services Corporation......46

FINANCIAL STATEMENTS...............................46

APPENDIX A: DEFINITIONS...........................A-1

APPENDIX B: SUB-ACCOUNT PORTFOLIOS................B-

                           IN SUMMARY: POLICY BENEFITS

DEATH BENEFIT                       The primary benefit of your policy
                                    is life insurance coverage. While the policy is In Force, we will pay a Death Benefit to your beneficiary when the Insured dies.


YOUR CHOICE OF DEATH BENEFIT        |X|  Option One is THE GREATER OF the
OPTIONS                                  Specified Amount OR the applicable
                                         percentage of Cash Value under tax law.

                                    |X|  Option Two is THE GREATER OF the
                                         Specified Amount plus the Cash Value OR
                                         the applicable percentage of Cash Value
                                         under tax law.

                                    |X|  Option Three is THE GREATER OF the
                                         Specified Amount plus accumulated
                                         Premium payments (less any partial
                                         surrenders) OR the applicable
                                         percentage of Cash Value under tax law.


                                    For more information, see "The Death
                                        Benefit," beginning on page 28.

YOU OR YOUR BENEFICIARY'S CHOICE   You or your beneficiary may choose to receive
OF POLICY PROCEEDS                 the Policy Proceeds in a lump sum, or there
                                   are a variety of options that will pay out over time. For more information, see "The
                                   Payout Options," beginning on page 32.

COVERAGE                            Subject to conditions, you may choose to:
FLEXIBILITY                         |X| Change the Death Benefit option;
                                    |X| Increase or decrease the Specified
                                        Amount;
                                    |X| Change your beneficiaries; and
                                    |X| Change who owns the policy.

                                    For more information, see: "Changes In The
                                    Death Benefit Option," beginning on page 30;
                                    "To Change Coverage," beginning on page 11;
                                    "The Beneficiaries," beginning on page 10;
                                    and "To Assign," beginning on page 15.

CONTINUATION OF COVERAGE IS         Your policy will remain In Force so long as
GUARANTEED                          all Net Premiums (minus any indebtedness or
                                    partial surrenders) paid to date are greater than the sum of the policy continuation premium amount stated on the policy data page for the same period of time. For more information, see "Guaranteed Policy
                                    Continuation Provision," beginning on page
                                    35.

ACCESS TO CASH VALUE                Subject to conditions, you may choose to
                                    borrow against, or withdraw, the Cash
                                    Surrender Value of your policy:

                                    |X|  Take a policy loan of an amount no
                                         greater than 90% of the Sub-Account
                                         portfolios and 100% of the fixed
                                         account, less any surrender charges.
                                         The minimum amount is $200. For more
                                         information, see "Policy Loans,"
                                         beginning on page 34.


                                    |X|  Take a partial surrender of no less
                                         than $200. For more information, see
                                         "Partial Surrender," beginning on page
                                         31.

                                    |X|  Surrender the policy at any time while
                                         the Insured is alive. The Cash
                                         Surrender Value will be the Cash Values
                                         of the Sub-Account portfolios and fixed
                                         account, less any policy loans and
                                         surrender charges. You may choose to
                                         receive the Cash Surrender Value in a
                                         lump sum, or you will have available
                                         the same payout options as if it
                                         constituted a Death Benefit. For more
                                         information, see "Full Surrender,"
                                         beginning on page 31 and "The Payout

                                    Options," beginning on page 32.

PREMIUM FLEXIBILITY                 While we would like you to
                                    select a premium payment plan, you will not be required to make your Premium payments accordingly. Within limits, you may vary the frequency and amount, and you might even be able to skip a Premium payment. For more information, see "Premium," beginning on page 18.

INVESTMENT                          You may choose to allocate your
OPTIONS                             Premiums after charges to a fixed or
                                    variable investment options in any
                                    proportion:
                                    |X| The fixed investment option
                                        will earn interest daily at an annual
                                        effective rate of at least 3%.
                                    |X| The variable investment options
                                        constitute the limitedly available
                                        mutual funds, or Sub-Account
                                        portfolios, identified in Appendix B.
                                        Your investment return will depend on
                                        the market performance of the
                                        Sub-Account portfolios you have chosen.

                                    For more information, see "To Allocate Net
                                    Premium And Sub-Account Valuation,"
                                    beginning on page 24 and beginning on page
                                    B-  .

TRANSFERS BETWEEN AND AMONG         You may transfer between the fixed and
INVESTMENT OPTIONS                  variable investment options, subject to
                                    conditions. You may transfer among the
                                    Sub-Account portfolios of the variable
                                    investment option within limits. For more information, see "Sub-Account Portfolio
                                    Transfer," beginning on page 12. We also offer dollar cost averaging, an automated investment strategy that spreads out transfers over time to try to reduce the investment risks of market fluctuations.
                                    For more information, see "Dollar Cost
                                    Averaging," beginning on page 27.

TAXES Unless you make a withdrawal, you will generally not be taxed on any earnings. This is known as tax deferral. Also, your beneficiary generally will not have to account for the Death Benefit Proceeds as taxable income. For more information, see "Taxes," beginning on page 36.



ASSIGNMENT                          You may assign the policy as collateral for
                                    a loan or another obligation while the
                                    Insured is alive. For more information, see
                                    "To Assign," beginning 15.

EXAMINATION                         RIGHT For a limited time, you may cancel the
                                    policy, and you will receive a refund. For more information, see "To Cancel
                                    (Examination Right)," beginning on page 11.

RIDERS You may choose to add one or all of the available Riders (except for both the Premium Waiver and Deduction Waiver Riders) that suit your needs. Availability will vary by state, and there may be an additional charge.


                                    |X| Children's Insurance Rider
                                    |X| Long-term Care Rider
                                    |X| Additional Protection Rider
                                    |X| Spousal Life Insurance Rider
                                    |X| Accidental Death Benefit Rider
                                    |X| Change Of Insured Rider
                                    |X| Premium Waiver Rider
                                    |X| Adjusted Sales Load Rider

                                    |X| Deduction (of fees and expenses) Waiver
                                        Rider


                                    For more information, see "Riders,"
                                        beginning on page 16.


                                       IN SUMMARY: POLICY RISKS

IMPROPER USE                        Variable universal life insurance is not
                                    suitable as an investment vehicle for
                                    short-term savings. It is designed for
                                    long-term financial planning. You should not purchase the policy if you expect that you will need to access its Cash Value in the near future.

UNFAVORABLE INVESTMENT RETURN       The variable investment
                                    options to which you have chosen to allocate
                                    Net Premium may not generate a sufficient, let alone a positive, return, especially after the deductions for policy and Sub-Account portfolio charges. This could cause the Cash Value of your policy to decrease, and, when combined with your flexibility to deviate from your chosen premium payment plan, could cause a Lapse of insurance coverage sooner than might have been foreseen, subject to the guaranteed policy continuation provision.

EFFECT OF PARTIAL SURRENDERS AND    Partial surrenders or policy loans may
POLICY LOANS ON INVESTMENT          accelerate a Lapse because the amount of
RETURNS                             either or both will no longer be available
                                    to generate any investment return. A
                                    partial surrender will reduce the amount of Cash Value allocated among the Sub-Account portfolios you have chosen, and to the fixed account, too, if there is not enough Cash
                                    Value in the Sub-Account portfolios. As
                                    collateral for a policy loan, we will secure an amount equal to the policy loan in a policy loan account, which will also reduce the Cash Value allocated between and among your chosen investment options. Thus, the remainder of your policy's Cash Value is all that would be available to generate enough of an investment return to cover policy and Sub-Account portfolio charges and keep the policy In Force, at least until you repay the loan or make another Premium payment.
                                    There will always be a Grace Period, and the opportunity to reinstate insurance coverage.
                                    Under certain circumstances, however, the policy could terminate without value, and insurance coverage would cease.

REDUCTION OF THE DEATH              A partial surrender could, and a policy
 BENEFIT                            loan would, impact the policy's Death
                                    Benefit, depending on how the Death Benefit option you have chosen at the time it becomes payable relates to the policy's Cash
                                    Value.

ADVERSE TAX CONSEQUENCES            Special rules will apply for a policy that
                                    is considered a "modified endowment
                                    contract," including that a 10% penalty tax may be imposed on distributions, including any policy loan. Existing federal tax laws that benefit this policy may change at any time. Also, there are federal estate and gift taxes, and state and local taxes with which you should be familiar. You should consult a qualified tax advisor on all tax matters involving your policy.




FIXED ACCOUNT TRANSFER              We will not honor a request to transfer Cash
RESTRICTIONS AND LIMITATIONS        Value to or from the fixed account until
                                    after the first year. Then, we will only honor a transfer request that is made within 30 days of the end of a calendar quarter, but not within 12 months of a previous request. We may also limit what percentage of Cash Value you will be permitted to transfer to or from the fixed account.

SUB-ACCOUNT                         You may request 20 transfers events among
PORTFOLIO LIMITATIONS               Sub-Account portfolios a year via the
                                    Internet, telephone, facsimile or the U.S.
                                    mail. Afterwards, you will only be able to make a transfer request via the U.S. mail through the end of the calendar year.

                                    The number of requests is not cumulative, and this limitation automatically resets at the beginning of every calendar year.

SUB-ACCOUNT PORTFOLIO               A comprehensive discussion of the risks of
INVESTMENT RISK                     the mutual funds held by each Sub-Account
                                    portfolio may be found in that mutual fund's prospectus. You should read the mutual fund's prospectus carefully before investing.

          IN SUMMARY: VARIABLE UNIVERSAL LIFE INSURANCE AND THE POLICY

VARIABLE UNIVERSAL LIFE INSURANCE, IN GENERAL, MAY BE IMPORTANT TO YOU IN TWO
          WAYS.

        |X| It will provide economic protection to a beneficiary.
        |X| It may build Cash Value.

               Why would you want to purchase this type of life insurance? How will you allocate the Net Premium among the variable investment options and the fixed investment option? Your reasons and decisions will affect the insurance and Cash Value aspects.

          While variable universal life insurance is designed primarily to provide life insurance protection, the Cash Value of a policy will be important to you in that it may impair (with poor investment results) or enhance (with favorable investment results) your ability to pay the costs of keeping the insurance In Force.

          Apart from the life insurance protection features, you will have an interest in maximizing the value of the policy as a financial asset.

IT IS SIMILAR TO, BUT ALSO DIFFERENT FROM, UNIVERSAL LIFE INSURANCE.
          |X|  You will pay Premiums for life insurance coverage on the Insured.

          |X| The policy will provide for the accumulation of a Cash Surrender Value if you were to surrender it at any time while the Insured is alive.

          |X| The Cash Surrender Value could be substantially lower than the Premiums you have paid. What makes the policy different from universal life insurance is your opportunity to allocate Premiums after charges to the Sub-Account portfolios you have chosen. Also, that its value will vary depending on the market performance of the Sub-Account portfolios, and you will bear this risk.

FROM THE TIME WE ISSUE THE POLICY THROUGH THE INSURED'S DEATH, HERE IS A BASIC OVERVIEW. (OF COURSE, YOU MUST READ THE REMAINDER OF THIS PROSPECTUS FOR THE DETAILS.)

          |X| At issue, the policy will require a minimum initial Premium payment. Among other considerations, this amount will be based on: the Insured's age and sex; the underwriting class; any substandard ratings; the specified (face) amount of the policy; and the choice of any Riders.

          |X| At the time of a Premium payment, we will deduct some charges. We call these charges transaction fees.

          |X| You will then be able to allocate the Premium net of transaction fees, or Net Premium, between and among a fixed and the variable investment options.

          |X| From the policy's Cash Value each month, we will deduct other charges to help cover the mortality risks we assumed, and the sales and administrative costs. We call these charges periodic charges other than Sub-Account portfolio operating expenses.

          |X| You may be able to vary the timing and amount of Premium payments.

                   So long as there is enough Cash Surrender Value to cover the periodic charges other than Sub-Account portfolio operating expenses as they come due, the policy will remain In Force.

          |X| After the first policy year, you may request to increase or decrease the policy's specified (face) amount.

                   This flexibility will allow you to adjust the policy to meet your future changing needs and circumstances, subject to: additional underwriting (for us to evaluate an increase of risk); confirmation that the policy's tax status is not jeopardized; and confirmation that the minimum and maximum insurance amounts remain met.

          |X| The policy will pay a Death Benefit to the beneficiary. You have a choice of one of three options. As your insurance needs change, you may be able to change Death Benefit options, rather than buying a new policy, or terminating this policy.

          |X| Prior to the Insured's death, you may withdraw all, or a portion (after the first policy year), of the policy's Cash Surrender Value. Or you may borrow against the Cash Surrender Value.

                   Withdrawals and loans are subject to restrictions, however, and may reduce the Death Benefit. There also could be adverse tax consequences.

                             IN SUMMARY: FEE TABLES

  THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.


  =========================================================================================================================

                                                      TRANSACTION FEES

  ================================== ============================= ========================================================



               Charge                  When Charge Is Deducted                         Amount Deducted

  ---------------------------------- ----------------------------- ------------------ ------------------ ------------------

            PREMIUM LOAD1                                          Policy Year             Maximum           Currently
                                        Upon Making A Premium                            Guaranteed
                                               Payment


  ---------------------------------- -----------------------------
                                                                   ------------------ ------------------ ------------------

                                                                         1-15               7.5%               7.5%

  ---------------------------------- -----------------------------
                                                                   ------------------ ------------------ ------------------

                                                                     16 And After           6.0%               5.5%

  ---------------------------------- -----------------------------
                                                                   --------------------------------------------------------

                                                                                  From Each Premium Payment

  ---------------------------------- ----------------------------- --------------------------------------------------------

         SURRENDER CHARGES2                                            Minimum4          Maximum5        Representative6
   Representative - For An Age 45
   Male Non-tobacco Preferred With                                 ----------------- ----------------- --------------------
   A Specified Amount Of $500,000                                     $2,293.63         $28,677.25          $4,529.50
    And Death Benefit Option One3        Upon Full Surrender       ----------------- ----------------- --------------------

                                                                  Proportionately From Policy Cash Values Among Variable
                                                                                And Fixed Investment Options5
  ---------------------------------- ----------------------------- --------------------------------------------------------

           ILLUSTRATION FEE            Upon Requesting More Than         Maximum Guaranteed               Currently
                                      One Illustration in a Year   ------------------------------ -------------------------
                                                                                $25                          0
  ---------------------------------- ----------------------------- ------------------------------ -------------------------

        PARTIAL SURRENDER FEE                   Upon A                  Maximum Guaranteed               Currently
                                          Partial Surrender        ----------------------------- -------------------------
                                                                    The Lesser Of $25 Or 2% Of               0
  ---------------------------------- -----------------------------  Partial Surrender Amount

  ---------------------------------- ----------------------------- ------------------------------ -------------------------
  _______________________________________

  1 The Premium Load covers a portion of our sales costs as well as premium taxes. You may pay this charge on a monthly basis by electing the Adjusted
  Sales Load Rider.
  2 The charge varies based on individual characteristics. For each year after the first year (from the Policy Date) and through the fifteenth year, the amount of this charge decreases, assuming no policy changes.
  3 Ask for a policy illustration, or see your policy for the charge that applies to you.
  4 The minimum surrender charge is based on a female who is less than one year of age. We assumed a policy with a Specified Amount of $500,000 and Death Benefit Option One. The stated surrender charge is for a surrender occurring in the first policy year.
  5 The maximum surrender charge is based on a male who is age 85 and uses tobacco. We assumed a policy with a Specified Amount of $500,000 and Death
  Benefit Option One. The stated surrender charge is for a surrender occurring in the first policy year.
  6 The representative charge may not be representative of the charge that a particular policy owner pays. We have assumed an aggregate first year Premium in excess of the surrender target premium. The surrender target premium is used to help determine the initial surrender charge for a given policy. The surrender target premium varies based on the Insured's age, sex, underwriting premium classification, and initial Specified Amount (or increase in Specified
  Amount). The maximum surrender target premium for any policy is $226.02 per $1,000 of Specified Amount, which applies to males, age 85 and higher, who use tobacco. The stated surrender charge is for a surrender occurring in the first policy year.

  THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES.

  ==================================================================================================================================

                                 PERIODIC CHARGES OTHER THAN SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES

  ============================= ======================== ===========================================================================

           Charge             When Charge Is Deducted                                Amount Deducted
                                                                                      From Cash Values

  ----------------------------- ------------------------ ---------------- ----------------- ----------------------------------------

       COST OF INSURANCE 1                                Minimum           Maximum                   Representative3
     Representative - For An                            ---------------- ----------------- ----------------------------------------
    Age 45 Male Non-tobacco                               $0.015            $83.33                        $0.064
   Preferred With A Specified       Monthly             ---------------- ----------------- ----------------------------------------
     Amount Of $500,000 And                             Per $1,000 Of Net Amount At Risk - Proportionately From Your Chosen
   Death Benefit Option One2                                Variable And Fixed Investment Options

  ----------------------------- ------------------------ ---------------- ----------------- ----------------------------------------

   MORTALITY AND EXPENSE RISK                        Policy Years                        Policy Years 16+
                                                         1-15
                                ------------------------ ------------------------ -------------------------------------------------
                                      Monthly           0.80%                                 0.30%
                                ------------------------ ------------------------ -------------------------------------------------
                                                        Annual Percentages - Proportionately From Your Chosen Variable
                                                                                   Investment Options
  ----------------------------- ------------------------ --------------------------------------------------------------------------

    PER $1,000 OF SPECIFIED      Monthly (During         Minimum          Maximum                    Representative
         AMOUNT CHARGE          The First Two           ---------------- ----------------- ---------------------------------------
                                Policy Years)             $0.30            $0.30                         $0.125

                                                        ---------------- ----------------- ---------------------------------------
                                                        Per $1,000 Of Specified Amount - Proportionately From Your Chosen Variable
                                                                               And Fixed Investment Options
------------------------- ------------------------ ------------------------- ------------------------------------------------
     MONTHLY EXPENSE CHARGE                         Maximum Guaranteed                         Currently
                                ------------------------ ------------------------- ------------------------------------------------
                                 Monthly                $7.50                                  $5.00
                                ------------------------ ------------------------- ------------------------------------------------
                                                     Proportionately From Your Chosen Variable And Fixed Investment Options
  ----------------------------- ------------------------ --------------------------------------------------------------------------
           LOAN AMOUNT                  Annually             Maximum Guaranteed                         Currently
         INTEREST RATE4             (Accrues Daily)     ------------------------- ------------------------------------------------
                                                                 4.5%                                      4.5%?
                                                        ------------------------- ------------------------ -------------------------
                                                                              On Balance Of Policy Loan Account
  ----------------------------- ------------------------ --------------------------------------------------------------------------
       CHILDREN'S INSURANCE                          $0.43 Per $1,000 Of Rider Specified Amount - Proportionately From Your
           Rider1, 5              Monthly                     Chosen Variable And Fixed Investment Options
  ----------------------------- ------------------------ --------------------------------------------------------------------------
  _______________________________________
  1 The charge varies based on individual characteristics.
  2 Ask for a policy illustration, or see your policy for the charge that applies to you.
  3 The representative charge may not be representative of the charge that a particular policy owner pays.
  4 As collateral or security, we will transfer to the loan account Cash Value equal to the loan amount of the policy loan. At the same time as we charge interest on the loan amount, we will credit interest on the collateral. The effect will be an actual cost of a policy loan of less than the loan amount interest charge. For more information, see "Effect Of Policy Loans,"
  beginning on page 34.
  5 You may elect one or all Riders available under this policy (except for both the Premium Waiver and Deduction Waiver Riders) policy. The continuation of a Rider is contingent on the policy being In Force.

  ---------------------------------------------------------------------------------------------------------------------------------
                           PERIODIC CHARGES OTHER THAN SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES (CONTINUED)
  ---------------------------------------------------------------------------------------------------------------------------------

        LONG-TERM CARE RIDER1, 5                                 Minimum                 Maximum               Representative3
   Representative - For An Age 45 Male                     ------------------------ ----------------------- ------------------------
      Non-tobacco Preferred With A             Monthly          $0.016                  $28.645                   $0.032
   Long-term Care Specified Amount Of
    $500,000 And Death Benefit Option                      Per $1,000 Of Rider Net Amount At Risk - Proportionately From Your Chosen
                  One3                                                       Variable And Fixed Investment Options

  -------------------------------------- ---------------- -------------------------------------------------------------------------

    SPOUSAL LIFE INSURANCE RIDER 1,5                             Minimum                 Maximum               Representative3
   Representative Spouse - For An Age                      ----------------------- ----------------------- -------------------------
  45 Female Non-tobacco Preferred With          Monthly          $0.11                  $18.425                    $0.22
   A Spousal Life Specified Amount Of                      -------------------------------------------------------------------------
                $100,000 3                                  Per $1,000 Of Spouse Death Benefit - Proportionately From Your Chosen
                                                                      Variable And Fixed Investment Options

 --------------------------------------- ---------------- -------------------------------------------------------------------------
       ADDITIONAL PROTECTION RIDER 1                         Minimum                 Maximum               Representative3
   Representative - For An Age 45 Male                    ------------------------ ----------------------- -------------------------
       Non-tobacco Preferred With               Monthly      $0.02                   $83.33                   $0.04
  Additional Death Benefit Of $250,000 2                  ------------------------ ----------------------- -------------------------
                                                           Per $1,000 Of Additional Protection - Proportionately From Your Chosen
                                                                            Variable And Fixed Investment Options

  -------------------------------------- ---------------- ------------------------ ----------------------- -------------------------

   ACCIDENTAL DEATH BENEFIT RIDER1, 5                        Minimum                 Maximum               Representative3
   Representative - For An Age 45 Male                   ------------------------ ----------------------- -------------------------
      Non-tobacco Preferred With An             Monthly       $0.05                   $0.75                     $0.07
  Accidental Death Benefit Of $100,0003                  -------------------------------------------------------------------------

                                                         Per $1,000 Of Accidental Death Benefit - Proportionately From Your Chosen
                                                                 Variable And Fixed Investment Options
  ------------------------ ----------------------- --------------------------  -------------------------------------- -------------

        PREMIUM WAIVER RIDER 1, 5                           Minimum                 Maximum               Representative3
   Representative - For An Age 45 Male                  ------------------------ ----------------------- -------------------------
         Non-tobacco Preferred3                 Monthly    $0.042                   $0.32                    $0.052

                                                        ------------------------ ----------------------- -------------------------
                                                              Multiply This Amount By The Amount Of Monthly
                                                        Premium Waiver You Specify - Proportionately From Your Chosen Variable
                                                                            And Fixed Investment Options
  -------------------------------------- ---------------- ------------------------ ----------------------- -------------------------
  _______________________________________
  1 The charge varies based on individual characteristics.
  2 Ask for a policy illustration, or see your policy for the charge that applies to you.
  3 The representative charge may not be representative of the charge that a particular policy owner pays.
  4 As collateral or security, we will
  transfer to the loan account Cash Value equal to the loan amount of the policy loan. At the same time as we charge interest on the loan amount, we will credit interest on the collateral. The effect will be an actual cost of a policy loan of less than the loan amount interest charge. For more information, see "Effect Of Policy Loans," beginning on page 34.
  5 You may elect one or all Riders available under this policy (except for both the
  Premium Waiver and Deduction Waiver Riders) policy. The continuation of a
  Rider is contingent on the policy being In Force.



  -------------------------------------------------------------------------------------------------------------------------
                      PERIODIC CHARGES OTHER THAN SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES (CONTINUED)
  --------------------------- ------------------------------ --------------------------------------------------------------

      ADJUSTED SALES LOAD LIFE                                                     .0001354
       INSURANCE RIDER5                 Monthly              --------------------------------------------------------------
                                                             Multiply This Factor By The Premium Load You Elect To Defer
                                                                   And By The Aggregate Monthly Premiums You Have Paid While
                                                                the Rider Is In Effect - Proportionately From Your Chosen
                                                                        Variable And Fixed Investment Options
--------------------------- ------------------------------ -------------------- -------------------- --------------------

    DEDUCTION (of fees and                                  Minimum              Maximum          Representative3
  expenses) WAIVER RIDER1, 5
                                                            -------------------- -------------------- --------------------
  Representative - For An                                          0.085                0.855                0.085
   Age 45 Male Non-tobacco                                  -------------------- -------------------- --------------------
                                        Monthly             Multiply This Amount By The Aggregate Monthly Deduction For
       Preferred With A                                     Fees and Expenses (Excluding This Charge) - Proportionately
     Specified Amount Of
                                                              From Your Chosen Variable and Fixed Investment Options
      $500,000 And Death
     Benefit Option One3
--------------------------- ----------------------------------------------------------------------------------------------
  _______________________________________
  1 The charge varies based on individual characteristics.
  2 Ask for a policy illustration, or see your policy for the charge that applies to you.
  3 The representative charge may not be representative of the charge that a particular policy owner pays.
  4 As collateral or security, we will
  transfer to the loan account Cash Value equal to the loan amount of the policy loan. At the same time as we charge interest on the loan amount, we will credit interest on the collateral. The effect will be an actual cost of a policy loan of less than the loan amount interest charge. For more information, see "Effect Of Policy Loans," beginning on page 34.
  5 You may elect one or all Riders available under this policy (except for both the
  Premium Waiver and Deduction Waiver Riders) policy. The continuation of a
  Rider is contingent on the policy being In Force.


  THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
  BY THE SUB-ACCOUNT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME
  THAT YOU OWN THE POLICY. APPENDIX B CONTAINS SOME EXPENSE INFORMATION FOR EACH
  SUB-ACCOUNT PORTFOLIO. MORE DETAIL CONCERNING EACH SUB-ACCOUNT PORTFOLIO'S
  FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH SUB-ACCOUNT
  PORTFOLIO.

TOTAL ANNUAL SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES                                       Minimum                Maximum
(expenses that are deducted from the Sub-Account portfolio assets, including                 0.26%                  1.40%
management fees, distribution (12b-1) fees, and other expenses)


--------------------------------------------------------------------------------
                                   THE POLICY

--------------------------------------------------------------------------------

The policy is a legal contract between you and us. You may exercise all policy rights and options while the Insured is alive.

Generally, the policy is available for an insured between the ages of 0-85 (although these ages may vary in your state). It is nonparticipating, meaning we will not be contributing any operating profits or surplus earnings toward the Proceeds from the policy. The policy will comprise and be evidenced by: a written contract; any Riders; any endorsements; and the application, including any supplemental application. We will consider the statements you make in the application as representations. We will rely on them as being true and complete. However, we will not void the policy or deny a claim unless a statement is a material misrepresentation.

No person in any capacity may change the policy or waive any provision. If we were to decide to change the policy, we would effect the change in writing, signed by our president and secretary, attached to, or endorsed on, the policy.

-------------------------------- -----------------------------------------------

POLICY OWNER

The policy belongs to the owner named in the application, or the person to whom the policy or any ownership rights have been validly assigned. You may also name a contingent policy owner. A contingent owner will become the owner if the owner dies before any Proceeds become payable. Otherwise, ownership will pass to the owner's estate, if the owner is not the Insured. To the extent permitted by law, policy benefits are not subject to any legal process for the payment of any claim, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment).

You are the Insured, unless another person is so named in the application. You must submit any changes to us in writing, which will become effective when it was signed, rather than the date we received it.
-------------------------------- -----------------------------------------------

THE BENEFICIARIES

The beneficiary, or beneficiaries, is first in line to receive the Death Benefit. You may name more than one. The policy permits you to designate primary and contingent beneficiaries.

If a primary beneficiary dies before the Insured, we will pay the Death Benefit to any surviving primary beneficiaries. We will pay multiple primary beneficiaries in equal shares, unless you provide for another distribution.

You may name a contingent beneficiary, or beneficiaries, in the application. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured, and before any Proceeds become payable. You may name more than one contingent beneficiary. We will also pay multiple contingent beneficiaries in equal shares, unless you provide for another distribution.

You may also change or add beneficiaries while the Insured is alive. Any change must be in writing and satisfactory to us. We must receive the change at our Home Office, and we may require that you send us your policy for endorsement before we record the change. Once we record the change, the change will be effective as of the date it was signed rather than the date we received it. The change will not affect any payment we made or action we took before we recorded the change.

--------------------------------------------------------------------------------

TO PURCHASE

To purchase the policy, you must submit to us a completed application and an initial Premium payment.

We must receive evidence of insurability that satisfies our underwriting standards (this may require a medical examination) before we will issue a policy. We can provide you with the details of our underwriting standards. We reserve the right to reject an application for any reason permitted by law. Also, we reserve the right to modify our underwriting standards at any time.


The minimum initial Specified Amount is $100,000. We reserve the right to modify our minimum Specified Amount at any time prior to issuing the policy.


--------------------------------------------------------------------------------

COVERAGE

We will issue the policy only if the underwriting process has been completed; we have approved the application; and the proposed Insured is alive and in the same condition of health as described in the application. However, full insurance coverage will take effect only after you have paid the minimum initial Premium. We begin to deduct monthly charges from your policy Cash Value on the Policy Date.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

COVERAGE EFFECTIVE DATE

Insurance coverage will begin and be In Force on the Policy Date shown on the policy data page. It will end when the policy Lapses, or when we pay all the Proceeds from the policy.

--------------------------------------------------------------------------------

TEMPORARY INSURANCE COVERAGE

Temporary insurance coverage, equal to the Specified Amount up to $1,000,000, is available before full insurance coverage takes effect. We will require that you first complete and return a temporary insurance agreement and make the initial Premium payment. The amount of the initial Premium will depend on the initial Specified Amount, the Death Benefit options and any Riders you select. Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement. Before then, temporary insurance coverage will terminate on the date full insurance coverage takes effect, or five days from the date we mail a termination notice (accompanied by refund of the Premium payment).

-------------------------------------------------------------------------------

TO CANCEL
(EXAMINATION RIGHT)

You may cancel your policy during the free look period. The free look period expires ten days after you receive the policy or longer if required by state law.

If you decide to cancel during the free look period, return the policy to the sales representative who sold it, or to us at our Home Office, along with your written cancellation request. Within seven days, we will refund the amount prescribed by the law of the state in which we issued the policy. We will treat the policy as if we never issued it.

-------------------------------- -----------------------------------------------

TO CHANGE COVERAGE

After the first policy year, you may request to change the Specified Amount. Changes may result in additional charges. However, no change will take effect unless the Cash Surrender Value after the change would be sufficient to keep the policy In Force for at least three months.

If you decide to increase the Specified Amount, you must provide us with evidence of insurability that satisfies our underwriting standards. The Insured must be within the required issue ages of 0 to 85. The increase must be for at least $10,000.

You may request to decrease the Specified Amount. We first apply decreases to the amount of insurance coverage as a result of any prior Specified Amount increases, starting with the most recent. Then we will decrease the initial Specified Amount. We will deny a request, however, to reduce the amount of your coverage below the minimum initial Specified Amount. Also, we will deny a request that would disqualify the policy as a contract for life insurance.

To change the Specified Amount, you must submit your written request to us at our Home Office. Changes will become effective on the next monthly anniversary from the Policy Date after we approve the request. We reserve the right to limit the number of changes to one each year.
-------------------------------- -----------------------------------------------

SUB-ACCOUNT PORTFOLIO TRANSFERS

Prior to the policy's Maturity Date, you may make transfers among the available Sub-Account portfolios.


You will be able to submit transfer requests among the Sub-Account portfolios in writing by U.S. mail. On a daily basis, we will group transfer requests into transfer events. A "transfer event" is any Valuation Period on which allocations are moved between investment options, regardless of the quantity of reallocations. For example, if you move the Policy's Cash Value between 20 Sub-Account portfolios in one day, the entire reallocation only counts as one transfer event. Transfer events include transfers made pursuant to any dollar cost averaging program you have elected. For more information, see "Dollar Cost Averaging" on page 27. With the first 20 transfer events of a calendar year, you may choose to submit transfer requests over the telephone, or via the Internet. Afterwards, you must submit all transfer requests in writing by U.S. mail. We will process a transfer at the end of the Valuation Period on which we receive your request.



We will determine the amount you have available for transfers among the Sub-Account portfolios in Units based on the NAV per share of the mutual fund in which a Sub-Account portfolio invests. The mutual fund will determine its NAV once daily as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time). A Unit will not equal the NAV of the mutual fund in which the Sub-Account portfolio invests, however, because the Unit value will reflect the deduction for any transaction fees and periodic charges. For more information, see "In Summary: Fee Tables," beginning on page 6, and "How Investment Experience Is Determined," beginning on page 26.

FIXED ACCOUNT TRANSFERS

Prior to the policy's Maturity Date, you may also make transfers involving the fixed account. These transfers will be in dollars, and we reserve the right to limit their timing and amount, including that you may not request a transfer involving the fixed account before the end of the first year from the Policy Date. Also, you may not make more than one transfer every 12 months. However, during the first 24 months following the initial Policy Date you may irrevocably elect to transfer all of the Cash Value to the fixed account.

On transfers to the fixed account, you may request a transfer of up to 100% of the Cash Value allocated to the Sub-Account portfolios as of the close of business of the prior Valuation Period, but we may limit the transfer to 25%.

On transfers from the fixed account, we reserve the right to limit the amount of the policy's cash value that you may transfer from the fixed account in a given policy year. We will declare the limit that may be transferred at the end of each interest rate guarantee period. An interest rate guarantee period is the time that a stated interest rate is guaranteed to remain in effect. The period begins at the time of the transfer and ends on the last day of the calendar quarter. Each successive period is three months. Any transfers you make from the fixed account must be within 30 days of the end of a period.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

MODES TO EFFECT A TRANSFER


To make a transfer request, contact us at the telephone numbers or address on the cover page of this prospectus.


We will consider each request by any means as a single transfer regardless of the number of Sub-Accounts involved. We will employ reasonable procedures to confirm that instructions are genuine, including:

o requiring forms of personal identification before acting upon instructions;
o providing   you with written confirmation of completed transactions; and/or
o tape recording telephone instructions.

If we follow these procedures, we will not be liable for any loss, damage, cost or expense from complying with what we reasonably believe to be genuine instructions. Rather, you will bear the risk of loss.

Any computer system or telephone, whether it is yours, your service provider's, your representative's, or ours, can experience slowdowns or outages for a variety of reasons. These slowdowns or outages may delay or prevent our ability to process your request. Although we have taken precautions to help our system handle heavy usage, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing.

-------------------------------------------------------------------------------

TO IRREVOCABLY TRANSFER CASH
VALUE OR EXCHANGE THE POLICY

During the first 24 months of coverage, you have a right to irrevocably elect to transfer 100% of the policy's cash value to the fixed account. After this election, you no longer will be able to participate in the Investment Experience of the Sub-Account portfolios. Rather, the policy's Cash Value will be credited with the fixed account's interest rate. You must make your request on our official forms to the Home Office.

After the first 24 months of coverage, you may make a request to exchange the policy for a different policy. The new policy may be one of our available flexible premium adjustable life insurance policies. It may not have a greater Death Benefit than that of this policy immediately prior to the exchange date. The request will be subject to our approval. We must receive evidence of insurability that satisfies our underwriting standards. Also, you must pay the associated surrender charge before we will effect the exchange. For more information, see "In Summary: Fee Tables," beginning on page 6. The exchange may have tax consequences. For more information, see "Exchanging The Policy For Another Life Insurance Policy," beginning on page 40.

--------------------------------------------------------------------------------
TO IRREVOCABLY
TRANSFER CASH VALUE

During the first 24 months of coverage, you have a right to irrevocably elect to transfer 100% of the policy'scash value to the fixedaccount. After this election, you no longer will be able to participate in the Investment Experience of the Sub-Account portfolios. Rather, the policy's Cash Value will be credited with the fixed account's interest rate. You must make your request on our official forms to the Home Office.
--------------------------------------------------------------------------------


TO TERMINATE OR
SURRENDER

You have the right to terminate the policy. Or you may surrender the policy for its Cash Surrender Value. The policy will automatically terminate when the Insured dies, the policy matures, or the Grace Period ends. For more information, see "Surrenders," beginning on page 31.

Generally, if the policy has a Cash Surrender Value in excess of the Premiums you have paid, the excess upon surrender will be included in your income for federal tax purposes. For more information, see "Surrender Of The Policy," beginning on page 40.


--------------------------------------------------------------------------------

TO ASSIGN

You may assign any rights under the policy while the Insured is alive. If you do, your beneficiary's interest will be subject to the person(s) to whom you have assigned rights. Your assignment must be in writing, and it must be recorded at our Home Office before it will become effective. Your assignment will be subject to any outstanding policy loans. Please see the "Policy Loans" section of this prospectus.
--------------------------------------------------------------------------------

PROCEEDS UPON MATURITY

If the policy is In Force on the Maturity Date, we will pay you the Proceeds.

Normally, we will pay the Proceeds within seven days after we receive your written request at our Home Office. The payment will be postponed, however, when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed account. The Proceeds will equal the policy's Cash Value minus any indebtedness. After we pay the Proceeds, the policy is terminated.

Prior to the Insured attaining age 100, you may elect to continue the policy to the date of the Insured's death rather than paying the Proceeds. If you make this election, the policy will then provide that when the Insured attains age 100:

> no additional Premium payments will be allowed;

> no changes to the amount of the Specified Amount will be allowed;

> no changes to the Death Benefit Option will be allowed;

> the policy's new specified amount will equal the specified amount when the insured turned age 85 less any decrease to the specified amount after the insured turned age 85 and less any adjustment for partial surrenders after the insured turned age 85. The adjustment will apply only if the policy's Death Benefit is Option 1. The amount of the adjustment depends on the insured's age at the time of the surrender. Specifically, if the insured was between the ages of 86-90, the adjustment will equal the amount that the surrender reduced the specified amount. If the insured was 91 or older, the adjustment will equal an amount proportionate to the ratio of the surrender amount to the contract value at the time of the surrender.

>100% of the cash value will be allocated to the policy's fixed account;

>the periodic charges will no longer be assessed.

The Maturity Date will not be extended where the policy will fail the definition of life insurance.


For more information, see "The Payout Options," beginning on page 32, and "The Death Benefit," beginning on page 28.

--------------------------------------------------------------------------------
REMINDERS, REPORTS AND
ILLUSTRATIONS

We will send you scheduled Premium payment reminders and transaction confirmations. We will also send you semi-annual and annual reports that show:

o  the specified coverage amount    o  the current Cash Value

o  minimum monthly Premiums         o  the Cash Surrender Value
o  Premiums paid                    o  outstanding policy indebtedness
o  all charges since the last
   report

We will send these reminders and reports to the address you provide on the application, or to another you may specify.

At any time, you may ask for a projection of illustrative future benefits and values under the policy. We reserve the right to charge a service fee for any such projections requested in excess of one per policy year.

--------------------------------------------------------------------------------

ERRORS  OR MISSTATEMENTS

If you make an error or misstatement in completing the application, we will adjust the Death Benefit and Cash Value accordingly.

To determine the adjusted Death Benefit, we will multiply the Net Amount At Risk at the time of the Insured's death by the ratio of the monthly cost of insurance applied at the true age and sex in the policy month of death and the monthly cost of insurance that should have been applied at the true age and sex in the policy month of death. We will then add this adjusted amount that reflects the true age and sex of the Insured to the Cash Value of the policy at the Insured's death. The Cash Value will be adjusted to reflect the cost of insurance charges on the correct age and sex from the Policy Date.

-------------------------------------------------------------------------------

INCONTESTABILITY

We will not contest payment of the Death Benefit based on the initial Specified Amount after the policy has been In Force for two years from the Policy Date. For any change in Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit based on such an increase after two years from the effective date.

--------------------------------------------------------------------------------

IF WE MODIFY THE POLICY

Any modification (or waiver) of our rights or requirements under the policy must be in writing and signed by our president or corporate secretary. No agent may bind us by making any promise not contained in the policy.

We may modify the policy, our operations, or the separate account's operations to meet the requirements of any law (or regulation issued by a government agency) to which the policy, our company, or the separate account is subject. We may modify the policy to assure that it continues to qualify as a life insurance contract under the federal tax laws. We will notify you of all modifications, and we will make appropriate endorsements to the policy.

--------------------------------------------------------------------------------
                                    RIDERS
-------------------------------------------------------------------------------


Riders are available for you to design the policy to meet your specific needs. You may elect one or all of them (except for both the Premium Waiver and Deduction Waiver Riders). However, once the policy is In Force, we may require further evidence of insurability to add a Rider. Availability will vary by state. You will incur an additional charge for most of them.
For more information on the costs of the Riders, see "In Summary: Fee Tables," beginning on page 6, and "Charges," beginning on page 19.

--------------------------------------------------------------------------------

CHILDREN'S INSURANCE RIDER

Term life insurance on each insured child. Before an expiration date, the policy pays a benefit to the named beneficiary upon the insured child's death. As long as the policy is In Force, the insurance coverage for each child will continue until the earlier of : 1) the anniversary of the policy on or after the date that the child turns age 22; or 2) the anniversary of the policy on or after the date that the Insured turns age 65. Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability. After the expiration of the Rider, the base policy will continue and we will no longer charge for the insurance coverage on the child as provided by the Rider.
--------------------------------------------------------------------------------
LONG-TERM CARE RIDER

Upon meeting the eligibility requirements, the Insured is paid a monthly benefit after 90 days of being confined to a care facility (other than a hospital) or provided personal assistance at home while under a physician's care. The benefits paid under the Rider are intended to be "qualified long-term care insurance" under federal tax law and generally the benefits will not be taxable to the payee. See your tax adviser about the use of this Rider in your situation.
-------------------------------------------------------------------------------
ADDITIONAL (insurance)
PROTECTION RIDER

Term life insurance on the Insured. The policy pays a benefit, in addition to the Death Benefit, to the beneficiary upon the Insured's death.

The benefit amount varies monthly and is based on the Death Benefit option you have chosen.

You may renew coverage annually until the policy Maturity Date.

--------------------------------------------------------------------------------
SPOUSAL LIFE INSURANCE RIDER

The benefit is a death benefit payable to the beneficiary upon the Insured's spouse's death. After we have paid this benefit, the Rider will terminate, but full insurance coverage under the policy will continue.

-------------------------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT RIDER

The Rider pays a benefit, in addition to the Death Benefit, to the named beneficiary upon the Insured's accidental death.
--------------------------------------------------------------------------------

PREMIUM WAIVER RIDER

The benefit is a monthly credit to the policy upon the Insured's total disability for six consecutive months. The credit is for a scheduled and due Premium payment. In contrast, the benefit under the Deduction (of fees and expenses) Waiver Rider is for the fees and expenses for the policy with the options and Riders you choose.

The amount is the lesser of any amount you specified, or the average you paid over the thirty-six months before the total disability.

The benefit continues until the Insured turns age 65, or for an Insured who is age 63 or older, for two years after the total disability.

--------------------------------------------------------------------------------

CHANGE OF INSURED RIDER

You may change the Insured for a new Insured, subject to insurability and other conditions. The costs and benefits under the policy after the change will be based on the underwriting classification and characteristics of the new Insured.
--------------------------------------------------------------------------------

ADJUSTED SALES LOAD LIFE
INSURANCE RIDER

The benefit is that you may defer and spread out a portion of the Premium Load over time. Instead of having the Premium Load deducted each time you make a Premium payment, we will assess a charge, on monthly basis, against your accumulated Premium payments. You may choose to defer up to 6% (in whole percentages) of the Premium Load for up to seven years from the Policy Date, or nine years from the Policy Date since the last year you made a Premium while this Rider was in effect.

--------------------------------------------------------------------------------

DEDUCTION (of fees and
WAIVER RIDER

The benefit is a monthly waiver of the policy's fees and expenses with the options expenses) and Riders you choose upon the Insured's total disability for six consecutive months. The waiver is of the fees and expenses for the options and Riders you choose rather than the lesser of any amount you specified, or the average you paid over the thirty-six months before the total disability that is available under the Premium Waiver Rider.

The benefit continues as long as the total disability continues for the Insured who is not yet age 60.

For the Insured who is age 60 or older, the benefit continues until age 65, or for an Insured who is age 63 or older, for two years after the total disability.

--------------------------------------------------------------------------------
                                     PREMIUM
--------------------------------------------------------------------------------

This policy does not require a scheduled payment of Premium to keep it In Force. The policy will remain in effect as long as the conditions that cause the policy to Lapse do not exist. Upon request, we will furnish Premium receipts.

--------------------------------------------------------------------------------

INITIAL PREMIUM

The amount of your initial Premium will depend on the initial Specified Amount of insurance, the Death Benefit option, and any Riders you select. Generally, the higher the required initial Specified Amount, the higher the initial Premium will be. Similarly, because Death Benefit Options Two and Three provide for a potentially greater Death Benefit than Death Benefit Option One, Death Benefit Options Two and Three may require a higher amount of initial Premium. Also, the age, health, and activities of the Insured will affect our determination of the risk of issuing the policy. In general, the greater this risk, the higher the initial Premium will be.

Whether we will issue full insurance coverage depends on the Insured meeting all underwriting requirements, you paying the initial Premium, and our delivery of the policy while the Insured is alive. We will not delay delivery of the policy to increase the likelihood that the Insured is not still living. Depending on the outcome of our underwriting process, more or less Premium may be necessary for us to issue the policy. We also retain the right to not issue the policy, after which, if we exercise this right, we will return your payment within a reasonable period of time.

You may pay the initial Premium to our Home Office or to our authorized representative. The initial Premium payment must be at least $50.
-------------------------------------------------------------------------------
  SUBSEQUENT PREMIUMS

You may make additional Premium payments at any time while the policy is In Force, subject to the following:

We may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk;

We will refund Premium payments that exceed the applicable premium limit established by the IRS to qualify the policy as a contract for life insurance. As discussed in the "Taxes" section of this prospectus, additional Premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. We will monitor Premiums paid and other policy transactions and will notify you when the policy's non-modified endowment contract status is in jeopardy; and


We may require that policy indebtedness be repaid prior to accepting any additional Premium payments. Some, but not all, of the situations when we might exercise this right include when interest rates are low, when your policy loans exceed 90% of value of the Sub-Account portfolio allocations, or when a Premium payment may alter the character of the policy for tax purposes. For more information, see "Lapse," beginning on page 35. We will let you know ahead of time.


We will send scheduled Premium payment reminder notices to you according to the Premium payment method shown on the policy data page. If you decide to make a subsequent Premium payment, you must send it to our Home Office. Each Premium payment must be at least $50.

-------------------------------------------------------------------------------
                                     CHARGES
--------------------------------------------------------------------------------
We make charges and deductions under the policy. These charges and deductions compensate us for: the services and benefits we provide; the costs and expenses we incur; and the risks we assume. Other than for the mortality and expense risk, they will be charged proportionately to the Cash Values of each Sub-Account portfolio and the fixed account.

Sub-Account portfolio charges are deducted from, and expenses are paid out of, the assets of the Sub-Account portfolios that are described in the prospectuses for the Sub-Account portfolios.


The following repeats or adds to information provided in the Transaction Fees and Periodic Charges Other Than Mutual Fund Operating Expenses tables. For more that information, see "In Summary: Fee Tables," beginning on page 6, as well as the policy, Riders and endorsements, for information on these charges.

--------------------------------------------------------------------------------
PREMIUM LOAD (CHARGE)

This charge covers our sales expenses. To reimburse us for taxes imposed by state and local governments (at the estimated rate of 2.25%) and the federal government (at the estimated rate of 1.25%).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SURRENDER CHARGES

This charge comprises and covers our policy underwriting and sales expenses, including for: processing the application; conducting any medical exams; determining insurability (and the Insured's underwriting class); and establishing policy records. The charge will apply if you surrender or lapse the policy.

Of these two components, to estimate the underwriting component, we will divide the Specified Amount by 1,000, and multiply the result by the administrative target premium, which will vary by your Specified Amount and the issue age.

The sales expense component will be the lesser of the following two amounts. The first amount is determined by dividing the Specified Amount by 1,000, and multiplying the result by the surrender target premium, which will vary by sex, and the Insured's underwriting class and issue age. The second amount is the sum of all Premium payments you made during the first two years from the Policy Date. If at any time you requested an increase in the Specified Amount, the second amount of this component would also take into account the sum of all premium payments you made during the first two-year period, from the Policy Date, after the increase.

The surrender charge will equal the underwriting component plus 22.5% of the sales component.

We will assess the surrender charge based on the following schedule:

     ---------------------------- ----------------------------
               During                Percentage Of Initial
             Policy Year               Surrender Charge

     ---------------------------- ----------------------------
     ---------------------------- ----------------------------
                  1                          100%
     ---------------------------- ----------------------------
     ---------------------------- ----------------------------
                  2                           95%
     ---------------------------- ----------------------------
     ---------------------------- ----------------------------
                  3                           85%
     ---------------------------- ----------------------------
     ---------------------------- ----------------------------
                  4                           80%
     ---------------------------- ----------------------------
     ---------------------------- ----------------------------
                  5                           70%
     ---------------------------- ----------------------------
     ---------------------------- ----------------------------
                  6                           60%
     ---------------------------- ----------------------------
     ---------------------------- ----------------------------
                  7                           50%
     ---------------------------- ----------------------------
     ---------------------------- ----------------------------
                  8                           40%
     ---------------------------- ----------------------------
     ---------------------------- ----------------------------
                  9                           30%
     ---------------------------- ----------------------------
     ---------------------------- ----------------------------
                 10                           25%
     ---------------------------- ----------------------------
     ---------------------------- ----------------------------
                 11                           20%
     ---------------------------- ----------------------------
     ---------------------------- ----------------------------
                 12                           15%
     ---------------------------- ----------------------------
     ---------------------------- ----------------------------
                 13                           10%
     ---------------------------- ----------------------------
     ---------------------------- ----------------------------
                 14                           5%
     ---------------------------- ----------------------------
     ---------------------------- ----------------------------
              After 14                        0%
     ---------------------------- ----------------------------

All things being equal, the surrender charge will be greater for a policy with: an older Insured; a male insured; a higher Specified Amount; more Premium in the first two policy years; or a higher risk Insured. If you change the Death Benefit option, and it does not change our Net Amount At Risk, we will not deduct a surrender charge.
-------------------------------------------------------------------------------

PARTIAL SURRENDER FEE

This charge compensates us for the administrative costs in calculating and generating the surrender amount.

--------------------------------------------------------------------------------
COST OF INSURANCE

This charge compensates us for providing insurance protection under the policy. We will determine this charge by multiplying the monthly cost of insurance rate by the Net Amount At Risk.

The cost of insurance rate will vary by: age; duration; Specified Amount; sex; underwriting class; and any substandard ratings. We may use "non-medical" underwriting, meaning that we will not rely on medical tests to assess the health of the proposed Insured, though we do not do so presently. Non-medical underwriting would result in a higher cost of insurance charge.

We will use a separate cost of insurance rate for the initial Specified Amount and any increase.

Periodically, we will determine monthly cost of insurance rates based on our expectations about future experience. We will uniformly change cost of insurance rates for insureds of the same age, sex, underwriting class and any substandard rating for policies In Force for the same length of time. The change may result in increase your cost of insurance charges, which, accordingly, would decrease your policy's Cash Value.
--------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK

This charge compensates us for assuming risks associated with mortality and expense costs. The mortality risk is that the Insured does not live as long as expected. The expense risk is that the costs of issuing and administering the policy are more than expected. We will deduct this charge proportionately from the Cash Values of each Sub-Account portfolio.


We guarantee that the annual percentages set out in the Periodic Charges Other Than Sub-Account Portfolio Operating Expenses Tables will not increase. We may realize a profit from these charges. For more information, see "In Summary: Fee Tables," beginning on page 6.

-------------------------------------------------------------------------------
MONTHLY POLICY EXPENSE PER
$1,000 OF SPECIFIED AMOUNT

This charge reimburses us for the costs of maintaining the policy, including costs for accounting and recor d-keeping. This charge compensates us for sales, underwriting, distribution and issuance of the policy.
--------------------------------------------------------------------------------
CHILDREN'S INSURANCE RIDER

This charge compensates us for providing term insurance on the life of each child of the Insured. We will assess the charge for the Rider so long as the policy is In Force. The cost will remain the same, even if you request to change the number of children covered under the Rider. However, we may decline your request to add another child based on our underwriting standards.

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

LONG-TERM CARE RIDER

This charge compensates us for providing long-term care coverage beginning 90 days after the Insured is confined to a care facility (other than a hospital) or provided personal assistance at home while under a physician's care.

The benefit, payable monthly, may not cover all of your long-term care costs.

The charge is the product of the Net Amount At Risk of the Rider multiplied by a long-term care rate multiplied by a factor based on the Insured's substandard rating, if applicable.

The Net Amount At Risk of the Rider is the lesser of the Net Amount At Risk on the base policy and the long-term care Specified Amount.

--------------------------------------------------------------------------------

SPOUSAL  LIFE INSURANCE RIDER

This charge compensates us for providing term insurance, renewable monthly, on the life of the Insured's spouse.

The charge is the product of the spouse's Death Benefit amount times the rate based on the spouse's Attained Age and sex, plus any flat extra times the spouse's rate class multiple. A rate class multiple is a factor which will be multiplied by a standard mortality rate (i.e., risk of disability). Generally, we will apply a rate class multiple when an Insured's expected risk of death is approximately a multiple of the standard expected death risk rate for an insured of the same sex and age.

A rate class multiple is a factor which will be multiplied by a standard mortality rate (i.e., risk of death). Generally, we apply a rate class multiple when an Insured's expected risk of death is approximately a multiple of the standard expected death risk rate for an insured of the same sex and age. A flat extra is an extra charge per $1,000 associated with higher risk with respect to activities or medical condition.

--------------------------------------------------------------------------------

ACCIDENTAL  DEATH BENEFIT RIDER

This charge compensates us for providing coverage in the event of the Insured's accidental death.

Accidental death means the Insured's death as a result of bodily injury caused by external, violent and accidental means from a cause other than a risk not assumed.

The charge is the product of the accidental Death Benefit amount times the rate based on the Insured's Attained Age times the rate class multiple for the rider. A rate class multiple is a factor which will be multiplied by a standard mortality rate (i.e., risk of disability). Generally, we will apply a rate class multiple when an Insured's expected risk of death is approximately a multiple of the standard expected death risk rate for an insured of the same sex and age.

--------------------------------------------------------------------------------

PREMIUM WAIVER RIDER

This charge compensates us for waiving due and payable Premium payments upon the Insured's total disability for six consecutive months. The benefit will amount to the lesser of the specified premium, or the average actual Premiums you paid over the last 36 months before the total disability. The specified premium is the monthly dollar amount the Insured specifies. We will use this amount to determine the monthly premium waiver benefit under the Rider.

The charge is the product of the specified premium times the rate class multiple times a factor based on the Insured's Attained Age and sex. A rate class multiple is a factor which will be multiplied by a standard morbidity rate (i.e., risk of disability). Generally, we will apply a rate class multiple when an Insured's expected risk of disability is approximately a multiple of the standard expected disability risk rate for an insured of the same sex and age.

IF YOU CHOOSE THIS RIDER, YOU MAY NOT ALSO CHOOSE THE DEDUCTION WAIVER RIDER.
--------------------------------------------------------------------------------
ADDITIONAL PROTECTION RIDER

This charge compensates us for providing term life insurance on the Insured. The charge is the monthly cost of insurance rate times the Rider Death Benefit.

We will uniformly change cost of insurance rates for insureds with this Rider in effect for the same length of time, of the same age, sex, underwriting class, with the same substandard rating and total Specified Amount. The changes may increase your cost of insurance charges, which, accordingly, would decrease your policy's Cash Value.

--------------------------------------------------------------------------------
ADJUSTED SALES LOAD LIFE
INSURANCE RIDER

This charge compensates us for permitting you to defer and spread out payment of up to 6% of the Premium Load for up to seven years.

If the policy terminates within the first ten years from the Policy Date, you will forfeit some or all of the Premium Load you chose to defer, based on the following schedule:

--------------------------------------------------------------------------------

          --------------------- ---------------------
          --------------------- ---------------------
           Years From Policy         Percentage
                  Date
          --------------------- ---------------------
          --------------------- ---------------------
                   1                    100%
          --------------------- ---------------------
          --------------------- ---------------------
                   2                    90%
          --------------------- ---------------------
          --------------------- ---------------------
                   3                    80%
          --------------------- ---------------------
          --------------------- ---------------------
                   4                    70%
          --------------------- ---------------------
          --------------------- ---------------------
                   5                    60%
          --------------------- ---------------------
          --------------------- ---------------------
                   6                    50%
          --------------------- ---------------------
          --------------------- ---------------------
                   7                    40%
          --------------------- ---------------------
          --------------------- ---------------------
                   8                    30%
          --------------------- ---------------------
          --------------------- ---------------------
                   9                    20%
          --------------------- ---------------------
          --------------------- ---------------------
                   10                   10%
          --------------------- ---------------------
          --------------------- ---------------------
              11 and After               0
          --------------------- ---------------------

DEDUCTION (of fees and
expenses) WAIVER RIDER

This charge compensates us for waiving the due and payable monthly fees and expenses upon the Insured's total disability for six consecutive months.

The charge is the product of the monthly deduction for the policy excluding the Rider cost times the rate class multiple for the Rider times the factor based on the Insured's Attained Age. A rate class multiple is a factor which will be multiplied by a standard morbidity rate (i.e., risk of disability). Generally, we will apply a rate class multiple when an Insured's expected risk of disability is approximately a multiple of the standard expected disability risk rate for an insured of the same sex and age.

IF YOU CHOOSE THIS RIDER, YOU MAY NOT ALSO CHOOSE THE PREMIUM WAIVER RIDER.

--------------------------------------------------------------------------------
                TO ALLOCATE NET PREMIUM AND SUB-ACCOUNT VALUATION
--------------------------------------------------------------------------------

You may allocate all or a portion of your Net Premium to any Sub-Account. The separate account is divided into Sub-Accounts that invest in shares of one or more portfolios of the different mutual funds available under the policy. Or you may allocate all or a portion of your Net Premium to the fixed investment option that is funded by the assets of our general account.

--------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS

The separate account invests in shares of the available Sub-Account portfolios. Each Sub-Account portfolio invests in a mutual fund that is registered with the SEC. This registration does not involve supervision of the management or investment practices or policies of the portfolios or mutual funds by the SEC.

Each Sub-Account portfolio's assets are held separately from the assets of the other Sub-Account portfolios, and each Sub-Account portfolio has investment objectives and policies that are different from those of the other Sub-Account portfolios. Thus, each Sub-Account portfolio operates as a separate investment fund, and the income or losses of one Sub-Account portfolio generally have no effect on the investment performance of any other Sub-Account portfolio.

-------------------------------- -----------------------------------------------
-------------------------------- -----------------------------------------------

THE FIXED INVESTMENT OPTION

The Net Premium you allocate to the fixed investment option is held in the fixed account, which is part of our general account. The general account contains all of our assets other than those in the separate accounts and funds the fixed investment option. These assets are subject to our general liabilities from business operations. The general account is used to support our insurance and annuity obligations. Any amounts in excess of the separate account liabilities are deposited into our general account. We bear the full investment risk for all amounts allocated to the fixed account.

We guarantee that the amounts you allocate to the fixed investment option will be credited interest daily at a net effective annual interest rate of no less than the stated interest crediting rate on the policy data page. We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion. You assume the risk that the actual rate may not exceed the guaranteed interest crediting rate in any given year.

The amounts you allocate to the fixed investment option will not share in the investment performance of our general account. Rather, the investment income you earn on your allocations will be based on varying rates we set.

The general account is not subject to the same laws as the separate account, and the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, information about the fixed account is subject to federal securities laws relating to the accuracy and completeness of statements made by prospectus disclosure.

Interest rates are set at the beginning of each calendar quarter and will be effective for at least three months. You may receive a different interest rate on Net Premium verses a transfer of Units from a Sub-Account portfolio. In honoring your request to transfer an amount out of the fixed account, we will do so on a last-in, first out basis (LIFO).

--------------------------------------------------------------------------------

ALLOCATION OF NET PREMIUM AND
CASH VALUE


We allocate your Net Premium payments to Sub-Accounts or the fixed account per your instructions. You must allocate your Net Premium payments in whole percentages. The sum of allocations must equal 100%.

--------------------------------------------------------------------------------

WHEN SUB-ACCOUNT UNITS ARE
VALUED


Net Premium you allocate to a Sub-Account on the application are allocated to the GVIT Gartmore GVIT Money Market Fund: Class I during the period in which you may cancel the policy. Your state may require us to allocate the Net Premium paid during this period to the fixed account. Alternatively, your state may permit you to allocate the Net Premium to the fixed account.

At the expiration of this period, we use the Net Premiums to purchase shares of mutual funds that correspond to the Sub-Account portfolios you have specified. We then convert those shares into Unit values for purposes of determining the value of your interest in the Sub-Account(s).

Generally, we will price Sub-Account Units on any day the New York Stock Exchange is open.

Besides when the New York Stock Exchange is closed, we will not price Sub-Account Units on these recognized holidays.

     New Year's Day                          Labor Day
     Martin Luther King, Jr. Day             Thanksgiving
     Presidents' Day                         Christmas
     Good Friday                             Memorial Day
     Independence Day

In addition, we will not price Sub-Account Units if:

trading on the New York Stock Exchange is restricted;

an emergency exists making disposal or valuation of securities held in the separate account impracticable; or

the SEC, by order, permits a suspension or postponement for the protection of security holders.

SEC rules and regulations govern when the conditions described above exist. If we are closed on days when the New York Stock Exchange is open, you may not effect transactions. If you try, we will neither price the Sub-Account Units, nor effect the transaction, until the next day we, and the New York Stock Exchange, are open for business.

--------------------------------------------------------------------------------

HOW INVESTMENT EXPERIENCE IS
DETERMINED

Though the number of Sub-Account Units will not change as a result of Investment Experience, changes in the net investment factor may cause the value of a Sub-Account Unit to increase or decrease from Valuation Period to Valuation Period. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares, because of the deduction for mortality and expense risk charge, and any charge or credit for tax reserves.

We determine the change in Sub-Account values at the end of a Valuation Period. The Sub-Account Unit value for a Valuation Period is determined by multiplying the Sub-Account Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.

We determine the net investment factor for any Valuation Period by dividing
(a) by (b) where:

        (a) is the sum of:

       the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and

       the per share amount of any dividend or income distributions made by the mutual fund (if the date of the dividend or income distribution occurs during the current
            Valuation Period).

        (b) is the NAV per share of the mutual fund determined as of the end of the immediately preceding Valuation Period.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CASH VALUE

The policy has a Cash Value. There is no guaranteed Cash Value. Rather, it will be based on the values, and vary with the Investment Experience of the Sub-Account portfolios to which you have allocated Net Premium, as well as the values of, and any daily crediting of interest to, the policy loan and fixed accounts.

We will determine the value of the assets in the separate account at the end of each Valuation Period. We will determine the Cash Value at least monthly. To determine the number of Sub-Account Units credited to each Sub-Account, we divide the net amount you allocate to the Sub-Account by the Sub-Account Unit value for the Sub-Account (using the next Valuation Period following when we receive the Premium).

If you surrender part or all of the policy, we will deduct a number of Sub-Account Units from the separate account and an amount from the fixed account that corresponds to the surrendered amount. Thus, your policy's Cash Value will be reduced by the surrendered amount. Similarly, when we assess charges or deductions, a number of Sub-Account Units from the separate account and an amount from the fixed account that corresponds with the charge or deduction will be deducted from the policy's Cash Value. We make these deductions in the same proportion that your interests in the separate account and the fixed account bear to the policy's total Cash Value.

The Cash Value in the policy loan and fixed accounts will be credited interest daily at the guaranteed minimum annual effective rate stated on the policy data page. We may decide to credit interest in excess of the guaranteed minimum annual effective rate. For the fixed account, we will guarantee the current rate in effect through the end of the calendar quarter. The interest rate for each guarantee period after that will continue for at least three months. Upon request, we will inform you of the current applicable rates for each account.

For more information, see "The Fixed Investment Option" at page 24 and "Loan Amount And Interest" on page 34.


On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.

--------------------------------------------------------------------------------

DOLLAR COST AVERAGING

You may elect to participate in a dollar cost averaging program. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your Premium among the Sub-Account portfolios and the fixed investment option over a period of time to allow you to potentially reduce the risk of investing most of your Premium into the Sub-Accounts at a time when prices are high.

There is no charge for dollar cost averaging. A dollar cost averaging program may not be available in all states. We do not assure the success of these strategies; success depends on market trends. We cannot guarantee that dollar cost averaging will result in a profit or protect against loss. You should carefully consider your financial ability to continue these programs over a long enough period of time to purchase Units when their value is low, as well as when it is high. We may modify, suspend or discontinue these programs at any time. We will notify you in writing 30 days before we do this.

On a monthly basis (or another frequency we may permit), a specified dollar amount of your Premium is systematically and automatically transferred from the fixed account to a Sub-Account portfolio. You may also have Premium transferred from the - Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP High Income Portfolio, GVIT Gartmore GVIT Government Bond
Fund: Class I, GVIT Federated GVIT High Income Bond Fund: Class I and the GVIT Gartmore GVIT Money Market Fund: Class I.

With regular dollar cost averaging, we will continue to process transfers until there is no more value left in the fixed account or the originating mutual fund(s). You may also instruct us in writing to stop the transfers. If you have Premium transferred from the fixed account, the amount must be no more than 1/30th of the fixed account value at the time you elect to participate in the program. Either you elect to participate in the dollar cost averaging program upon application or by submitting an election form before the beginning of the month.

Enhanced dollar cost averaging is a one-year transfer program. Under enhanced dollar cost averaging we will make transfers from the fixed account according to the following schedule:

  Beginning of Second Month           1/11 from the amount in the fixed account

  Beginning of Third Month            1/10 of the remaining amount

  Beginning of Fourth Month           1/9 of the remaining amount

  Beginning of Fifth Month            1/8 of the remaining amount

  Beginning of Sixth Month            1/7 of the remaining amount

  Beginning of Seventh Month          1/6 of the remaining amount

  Beginning of Eighth Month           1/5 of the remaining amount

  Beginning of Ninth Month            1/4 of the remaining amount

  Beginning of Tenth Month            1/3 of the remaining amount

  Beginning of Eleventh Month         1/2 of the remaining amount

  Beginning of Twelfth Month          All of the remaining amount

While you spread the allocation of your premium from the fixed account to among the Sub-Account portfolios, you will also earn a rate of return on the balance in the fixed account. We set the rate of return on a quarterly basis. The rate of return when you elect to participate will apply for the length of the program. You may participate in the enhanced dollar cost averaging program upon application, or with the proceeds of any IRC Section 1035 exchange.

--------------------------------------------------------------------------------
                                THE DEATH BENEFIT
--------------------------------------------------------------------------------

CALCULATION OF THE DEATH
BENEFIT PROCEEDS


We will calculate the Death Benefit and pay it to the beneficiary when we receive at our Home Office proof that the Insured has died, as well as other customary information. We will not dispute the payment of the Death Benefit after the policy has been In Force for two years from the Policy Date. The Death Benefit may be subject to an adjustment if you make an error or misstatement upon application, or if the Insured dies by suicide.

While the policy is In Force, the Death Benefit will never be less than the Specified Amount. The Death Benefit may vary with the Cash Value of the policy, which will depend on investment performance and take into account any insurance provided by Riders, as well as outstanding indebtedness and any due and unpaid monthly deductions that accrued during a Grace Period. You may choose one of three Death Benefit options. Not all Death Benefit options are available in all states. If you do not elect a Death Benefit, the policy's Death Benefit will be Option One.

-------------------------------- -----------------------------------------------

DEATH BENEFIT OPTIONS


There are three Death Benefit options under the policy. You may choose one.

Each has an "applicable percentage of cash value." The applicable percentage of cash value is the lowest Death Benefit that will qualify the policy as life insurance under the guideline premium/cash value corridor test of Section 7702 of the Code.

This tax test for life insurance generally requires that the policy have a significant element of life insurance and not be primarily an investment vehicle. The test reaches this result by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.

We will monitor compliance to assure that the policy meets the statutory definition of life insurance for federal tax purposes. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes.

If you do not choose one of the following Death Benefit options, we will assume that you intended to choose Death Benefit Option One.

OPTION ONE

The Death Benefit will be the greater of the Specified Amount or the applicable percentage of cash value.

OPTION TWO

The Death Benefit will be the greater of the Specified Amount PLUS the Cash Value as of the date of death, or the applicable percentage of cash value."

OPTION THREE

The Death Benefit will be the greater of the Specified Amount PLUS the accumulated premium account (which consists of all Premium payments minus all partial surrenders accumulated at a specified interest rate to the date of death) or the applicable percentage of cash value. The amount of the accumulated premium account will be based on the Option Three Interest Rate stated on the policy data page. The Death Benefit increase over the Specified Amount will be no less than zero or more than the Option Three Maximum Increase which is also stated on the policy data page.

--------------------------------------------------------------------------------

CHANGES IN THE DEATH BENEFIT
OPTION


After the first policy year, you may elect to change the Death Benefit option under the policy.

 o    If the change is from Option One to Option
      Two, the Specified Amount will decrease by the amount of the Cash Value.

 o    If the change is from Option Two to Option
      One, the Specified Amount will increase by the amount of the Cash Value.

 o    If the change is from Option Three to
      Option One, the Specified Amount will
      increase by the amount of the accumulated
      Premium account.

 o    If the change is from Option Three to
      Option Two, the Specified Amount will be adjusted by the difference between the Cash Value and the accumulated Premium account. If the Cash Value is greater, the Specified Amount will decrease and if the accumulated Premium account is greater, the Specified Amount will increase.

 o    You may not change to Option Three.

The Net Amount At Risk remains constant before and after the Death Benefit option change. Because your Net Amount At Risk remains the same, reducing the Specified Amount by itself does not alter the policy's cost of insurance. The policy's charges going forward, however, will be based on a new Specified Amount that will change the calculation of those charges. Depending on changes in factors such as fluctuations in policy's Cash Value, these charges may increase or decrease after the Death Benefit Option change.

For any change in the Death Benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.

We will permit only one change of Death Benefit option per policy year. The effective date of a change will be the monthly anniversary date following the date we approve the change.

A change in Death Benefit option will not be permitted if it results in the total Premiums paid exceeding the maximum premium limitations under Section 7702 of the Code.

A change in Death Benefit option will not be permitted if it results in a Specified Amount less than the Minimum Specified Amount indicated on the Policy Data Page.
--------------------------------------------------------------------------------

SUICIDE

If the Insured dies by suicide, while sane or insane, within two years from the Policy Date, we will pay no more than the sum of the Premiums paid, less any indebtedness, and less any partial surrenders. If the Insured dies by suicide, while sane or insane, within 2 years from the date we accept an application for an increase in the Specified Amount, we will pay no more than the Death Benefit associated with the initial Specified Amount, plus the cost of insurance charges associated with the increase in Specified Amount.

--------------------------------------------------------------------------------
                                   SURRENDERS
--------------------------------------------------------------------------------

FULL SURRENDER


You may surrender the policy for the Cash Surrender Value at any time while the Insured is living. The surrender will be effective as of the date we receive the policy and a signed, written request for cancellation at our Home Office. We may require additional documentation of a customary nature.

We are required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to 6 months from the date of the surrender request.

After we receive all the required documents, we calculate the policy's Cash Surrender Value. To calculate the Cash Surrender Value, we start with policy's Cash Value, which is the sum of the value of the policy's Sub-Account Units, the policy's interest in the fixed account, and the policy's interest in the policy loan account. We use the Unit values that we calculate after receiving all the documents necessary to surrender the policy. Because the Cash Value is the starting point for the calculation, the Cash Surrender Value increases or decreases daily. This fluctuation reflects the Investment Experience of the separate account and the daily crediting of interest in the fixed account and the policy loan account. After determining the Cash Value, we then subtract from the Cash Value any charges, outstanding policy loans, interest on outstanding policy loans, surrender charges and other policy deductions due on that date. The result is the Cash Surrender Value.

--------------------------------------------------------------------------------
PARTIAL SURRENDER

You may request a partial surrender at any time after the policy has been In Force for one year from the Policy Date.

We permit partial surrenders if the partial surrender satisfies the following requirements:

the minimum partial surrender is $200;

a partial surrender may not cause the total Specified Amount to be reduced below the minimum Specified Amount indicated on the policy data page;

during policy years 2 through 10, the maximum amount of a partial surrender is 10% of Cash Surrender Value as of the beginning of the policy year;

beginning with the 11th policy year, the maximum amount of a partial surrender is the Cash Surrender Value less the greater of $500 or three monthly deductions; and

after the partial surrender, the policy continues to qualify as life insurance.

You may incur a partial surrender fee. For more information, see "In Summary:
Fee Tables," beginning on page 6. We reserve the right to limit partial surrenders to one a year.

-------------------------------- -----------------------------------------------

REDUCTION OF SPECIFIED AMOUNT
ON A PARTIAL SURRENDER


We will reduce the Cash Value of the policy by the amount of any partial surrender in the same proportion as how you have allocated Cash Value among the Sub-Accounts. We will only reduce the Cash Value attributable to the fixed account when that of the Sub-Account is insufficient to cover the amount of the partial surrender.

When you take a partial surrender, we will reduce the Specified Amount if necessary to ensure that the Net Amount At Risk does not increase. Because your Net Amount At Risk is the same before and after the reduction, a partial surrender by itself does not alter the policy's cost of insurance. The policy's charges going forward will be based on a new Specified Amount that will change the calculation of those charges. Depending on changes in variables such as the Cash Value, these charges may increase or decrease after the reduction in Specified Amount.

Any reduction we make to the Specified Amount will be made in the following order:

  against the most recent increase in the Specified Amount;

  against the next most recent increases in the Specified Amount in succession; and

  against the Specified Amount under the original application.

While we reserve the right to deduct a partial surrender fee of up to $25, we currently deduct none.

Certain partial surrenders may result in currently taxable income and tax penalties.

--------------------------------------------------------------------------------
                               THE PAYOUT OPTIONS
--------------------------------------------------------------------------------
At the time Proceeds become payable, we will issue a settlement contract in exchange for the policy, and we will make the payments from our general account. The Investment Experience of the separate account will not affect the Proceeds. You may change the settlement options you select at any time prior to this exchange by making a written request to our Home Office. The effective date of the settlement contract will be the Insured's death if the Proceeds are the Death Benefit. The effective date of the settlement contract will be the date you exchange the policy if the Proceeds are maturity or surrender proceeds. Neither you nor the beneficiary may assign the settlement option payments. Upon the death of the person we are obligated to pay under the settlement contract, we will pay any remaining amounts due under the terms of the settlement contract to the payee's estate. Settlement option payments are also not subject to the claims of creditors, or to legal process.

We will normally pay the Proceeds in a lump sum within seven days after we receive your written request at our Home Office. With the Proceeds that would be payable when the Insured dies, we will require proof of the Insured's death, along with any other information we may reasonably require. The payment will be postponed, however; when the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed account.

You may elect to have the Proceeds of the policy paid to you or the beneficiary in a lump sum amount or by one of the payout options that follow. If you do not make an election, when the Insured dies, the beneficiary may do so. If the beneficiary does not make an election, we will pay the Proceeds in a lump sum. You may choose one or more settlement options so long as at least $2,000 is placed under each option selected and the payment from each option selected is at least $20. Changing the beneficiary of the policy will revoke the settlement options in effect at that time.

Please note that for the remainder of The Payout Options section, "you" means the person we are obligated to pay.

-------------------------------------------------------------------------------

INTEREST INCOME

You keep the Proceeds with us to earn interest at a specified rate. The Proceeds can be paid at the end of 12-, six-, three- or one-month intervals. You may withdraw any outstanding balance by making a written request of us at our Home Office. We will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%.

--------------------------------------------------------------------------------
INCOME FOR A FIXED PERIOD

You keep the Proceeds with us, but are paid at specified intervals over a number of years (no more than 30). Each payment consists of a portion of the Proceeds plus interest at a guaranteed rate. The Proceeds can be paid at the beginning of 12-, six-, three- or one-month intervals. You may withdraw any outstanding balance by making a written request of us to our Home Office. We will pay interest at an annually determined rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%.

--------------------------------------------------------------------------------

LIFE INCOME WITH PAYMENTS
GUARANTEED

We pay you the Proceeds at specified intervals for a guaranteed period (10, 15 or 20 years), and, then, for the rest of your life, if you have outlived the guaranteed period. The Proceeds can be paid at the beginning of 12-, six-, three- or one-month intervals. During the guaranteed period, we will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin. Also, payments will cease upon your death.

--------------------------------------------------------------------------------

FIXED INCOME FOR VARYING
PERIODS

You keep the Proceeds with us, but are paid a fixed amount at specified intervals. The total amount payable each year may not be less than 5% of the original Proceeds. The Proceeds can be paid at the beginning of 12-, six-, three- or one-month intervals. You may withdraw any outstanding balance by making a written request of us at our Home Office. We will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%.
--------------------------------------------------------------------------------

JOINT AND SURVIVOR LIFE

We pay you the Proceeds in equal payments at specified intervals for the life of the payee who lives longer. The Proceeds can be paid at the beginning of 12-, six-, three- or one-month intervals. As the payments are based on the lifetimes of the payees, you cannot withdraw any amount you designate to this option after payments begin. Also, payments will cease upon your death.

--------------------------------------------------------------------------------

ALTERNATE LIFE INCOME

We use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be 102% of our current individual immediate annuity purchase rate on the date you choose this settlement option. The Proceeds can be paid at the end of 12-, six-, three- or one-month intervals. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin. Also, payments will cease upon your death.
--------------------------------------------------------------------------------
POLICY LOANS
--------------------------------------------------------------------------------

While the policy is In Force, you may take an advance of money from the Cash Value otherwise only available upon surrender or maturity, or upon payment of the Death Benefit. We call this advance a policy loan. You may increase your risk of Lapse if you take a policy loan. There also may be adverse tax consequences. You should obtain competent tax advice before you decide to take a policy loan.

--------------------------------------------------------------------------------
LOAN AMOUNT AND INTEREST

The minimum policy loan you may take is $200. You may take no more than the maximum loan value. To determine your maximum loan amount, multiply 90% by the Cash Value in the Sub-Accounts, add 100% of the Cash Value in the fixed account, add 100% of the Cash Value in the policy loan account and subtract 100% of any applicable surrender charges. On the loan amount, we will charge interest, which will accrue daily and be payable at the end of each policy year. If you do not pay the interest, we will add it to the loan amount. The guaranteed policy loan amount interest rate in all policy years is 4.5%.
--------------------------------------------------------------------------------

COLLATERAL AND INTEREST

As collateral or security, we will transfer to the loan account an amount equal to the amount of the policy loan. You may request that we transfer this amount from specific Sub-Account portfolios. We will only make a transfer from the fixed investment option if the loan amount exceeds 90% of the Cash Value you have allocated to Sub-Account portfolios. On this amount, we will credit interest daily based on the current rate in effect, which is set at the beginning and guaranteed through the end of each calendar quarter. We may credit interest in excess of the guaranteed interest crediting rate.
--------------------------------------------------------------------------------
REPAYMENT

You may repay all or part of a policy loan at any time while your policy is In Force during the Insured's lifetime. The minimum repayment is $50. Interest on the loan amount will be due and payable at the end of each policy year. If you do not pay interest then, we will add it to the loan amount. While your policy loan is outstanding, we will credit all payments you make as Premium payments, unless you provide written notice that they are to be applied as loan repayments. If you do not specify any Sub-Account portfolios to allocate loan repayments, we will transfer the amount from the policy loan account to the Sub-Account portfolios and fixed investment option based on your allocations as of the date of repayment.

--------------------------------------------------------------------------------

EFFECT OF POLICY LOANS

We will charge interest on the loan amount at the same time as the collateral amount will be credited interest. In effect, we will net the loan amount interest rate against the interest crediting rate, so that your actual cost of a policy loan will be less than the loan amount interest rate. For more information, see "In Summary: Fee Tables," in particular, the footnotes, beginning on page 6. Nevertheless, keep in mind that the amount we transfer to our loan account as collateral for a policy loan will neither be affected by the investment performance of the Sub-Account portfolios, nor credited with the interest rates accruing on the fixed account. Whether repaid, a policy loan will affect the policy, the net Cash Surrender Value and the Death Benefit. Repaying a policy loan will cause the Death Benefit and net Cash Surrender Value to increase by the repayment amount.

--------------------------------------------------------------------------------
                                     LAPSE
--------------------------------------------------------------------------------
So long as your policy's Cash Surrender Value is enough to cover the deduction of charges on each monthly anniversary from the Policy Date, or you have paid enough Premium to guarantee the Death Benefits, the policy will remain In Force. The Cash Surrender Value could be below the amount of a monthly deduction, for example, because you have not paid enough Premium, or because Investment Experience has decreased the Cash Surrender Value, or both. However, if the policy's guaranteed continuation provision is in effect, the policy will remain In Force.

Stated another way, this policy will Lapse when:

     the guaranteed policy continuation provision is not in effect; and

     the Grace Period ends before you make a required Premium payment as stated in a notice.

-------------------------------- -----------------------------------------------

GUARANTEED POLICY CONTINUATION
PROVISION

During the guaranteed policy continuation period, we guarantee that your policy will remain In Force if on each monthly anniversary from the Policy Date, the sum of all Premiums paid minus any indebtedness, and minus any partial surrenders, is greater than or equal to the sum of the Death Benefit Guarantee premiums as stated on the policy's data page due since the Policy Date (including for the then current monthly anniversary). We will determine this amount based upon age, sex, risk classification, Specified Amount, and any options or Riders you have elected.

The policy has two levels of policy continuation guarantees; the Initial Death Benefit Guarantee and the Limited Death Benefit Guarantee. Each has its own level of required Premium and periods of effect. The Death Benefit Guarantee Premium and period of effectiveness for each is on the policy data page. The Limited Death Benefit Guarantee expires when Premium payments fall below the required level, unless you pay sufficient Premiums within a 61-day grace period.

You may request at any time, for no charge, that we determine whether your Premium payments are sufficient to keep the guaranteed policy continuation provision in effect. There is no charge for the guaranteed policy continuation provision.

--------------------------------------------------------------------------------

GRACE PERIOD

When the Cash Surrender Value on a monthly anniversary date from the Policy Date is insufficient to cover the current monthly deduction, and you have not paid enough Premium to keep your policy In Force under the guaranteed policy continuation provision, a Grace Period will begin.

We will send you a notice of its start. The notice will state the amount of Premium required to avoid lapsing the policy. The amount of Premium stated in the notice will equal the lesser of at least three times the current monthly deduction or the Premium required to bring the guaranteed policy continuation provision back into effect. The Grace Period will end 61 days after the day we mailed you the notice. If you do not pay the stated Premium amount prior to the end of the Grace Period, the policy, including all Riders you have selected, will Lapse without value. However, if the Death Benefit becomes payable while the policy is in a Grace Period, we will pay the Proceeds to the policy's beneficiaries.

The operation of the policy, including the calculation of Cash Value, Cash Surrender Value and Death Benefits, will be same during the Grace Period as before the Grace Period. If the Insured dies during the Grace Period, we will pay the Death Benefit to the policy's beneficiaries. If we do not receive sufficient Premium by the end of the Grace Period, the policy including all Riders you have selected will Lapse without value.

--------------------------------------------------------------------------------

REINSTATEMENT

You may reinstate a Lapsed policy by:

submitting a written request at any time within three years after the end of the Grace Period and prior to the Maturity Date;

providing evidence of insurability satisfactory to us;

paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period;


paying sufficient Premium to keep the policy In Force for three months from the date of reinstatement; and


paying or reinstating any indebtedness against the policy which existed at the end of the Grace Period.

The effective date of a reinstated policy will be the monthly anniversary date on or next following the date we approve the application for reinstatement. If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of:

the Cash Value at the end of the Grace Period; or

the surrender charge for the policy year in which the policy was reinstated.

We will then add any Premiums or loan repayments that you made to reinstate the policy.

The allocations to Sub-Account portfolios in effect at the start of the Grace Period will be reinstated, unless you instruct otherwise.

--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------

Federal Transfer Tax. In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living(the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax). The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2003, an estate of less than $1,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. The $1 million amount increases to $1.5 million in 2004 and 2005; $2 million in 2006, 2007, and 2008; and $3.5 million in 2009. The federal estate tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the estate tax is scheduled to be reinstated with respect to decedents who die after December 31, 2010. Also, an unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

In addition, if the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The tax is imposed at a flat rate equal to the maximum estate tax rate for 2003, 49%, decreasing by 1 percentage point each year until 2007, when it will be 45%), and there is a provision for an aggregate $1 million exemption. The GSTT estate tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011 at a rate of 55%.

State and Local Taxes. State and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in your case, the specific nature of these taxes preclude a useful description of them in this prospectus.

--------------------------------------------------------------------------------

BUYING THE POLICY

Note to Non-Resident Aliens. Specific tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the Death Benefit, or other distributions and/or ownership of the policy. If you are a non-resident alien, you should confer with a competent tax professional with respect to the tax treatment of this policy.

Federal Income Tax. Generally, the Code treats life insurance premiums as a personal expense. This means that under the general rule you cannot deduct from your taxable income the Premiums paid to purchase the policy.

Federal Transfer Tax. Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone, else like the policy owner. Gifts are not generally included in the recipient's taxable income. If you (whether or not you are the Insured) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax. The tax is imposed at a flat rate equal to the maximum estate tax rate (for 2003, 49%, decreasing by 1 percentage point each year until 2007, when it will be 45%), and there is a provision for an aggregate $1 million exemption. The GSTT estate tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011. In addition, if you transfer the policy to someone two or more generations younger than you, the transfer may be subject to the GSTT, with the taxable amount equaling the value of the policy.

--------------------------------------------------------------------------------

INVESTMENT GAIN IN THE POLICY

The income tax treatment of changes in the policy's Cash Value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's Cash Value is not included in your taxable income for federal income tax purposes.

To qualify as life insurance, the policy must meet certain tests set out in
Section 7702 of the Code. In addition to meeting the tests required under
Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, you will be deemed to be the owner of the underlying securities and taxed on the earnings of your policy's account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Code, we will take whatever steps are available to remain in compliance.

We will monitor compliance with the Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance. We will also monitor the Policy's compliance with Code Section 7702. Thus, the policy should receive federal income tax treatment as life insurance.

--------------------------------------------------------------------------------

PERIODIC WITHDRAWALS,
NON-PERIODIC WITHDRAWALS AND
LOANS

The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance contract that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance contract that is a modified endowment contract.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a contract is issued as a modified endowment contract, it will always be a modified endowment contract; a contract that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the contract, such as payment of additional premiums.

When the Policy is Life Insurance that is a Modified Endowment Contract. Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.

The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are taxable to the extent the Cash Value of the policy exceeds, at the time of distribution, the Premiums paid into the policy. In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2, disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.

When the Policy is Life Insurance that is NOT a Modified Endowment Contract. If the policy is not issued as a modified endowment contract, Nationwide will monitor Premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in Death Benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code. You should carefully consider this potential tax ramification and seek further information before initiating any changes in the terms of the policy.

Distributions from life insurance contracts that are not modified endowment contracts are treated as being (a) from the Premiums paid into the contract, and then (b) from the income in the contract. Because Premium payments are generally nondeductible, distributions not in excess of aggregate Premium payments are generally not includible in income; instead, they reduce the owner's "cost basis" in the contract. In addition, a loan from life insurance contracts that are not modified endowment contracts are not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Contracts that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.

--------------------------------------------------------------------------------

TERMINAL ILLNESS

Certain distributions made under a policy on the life of a "terminally ill individual," as that term is defined in the Code, are treated as death proceeds. These distributions from the policy are subject to the Death Benefit rules of
Section 101 of the Code described below in this section on Taxes under the heading "Taxation Of Death Benefits."
--------------------------------------------------------------------------------

SURRENDER OF THE POLICY

A total surrender or cancellation of the policy by Lapse or the maturity of the policy on its Maturity Date may have adverse tax consequences. If the amount you receive plus total policy indebtedness exceeds the Premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

--------------------------------------------------------------------------------

WITHHOLDING

Distributions of income from a life insurance policy, including a life insurance policy that is a modified endowment contract, are subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. We will withhold income tax unless you advise us, in writing, of your request not to withhold. If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.

A distribution of income from a contract may be subject to mandatory back-up withholding. In this case, we are required to withhold taxes, and the recipient cannot elect to receive the entire distribution. The mandatory back-up withholding rate is established by Section 3406 of the Code and is applied against the income that is distributed. The mandatory backup withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that back-up withholding is required.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

 the value each year of the life insurance protection provided;

 an amount equal to any employer-paid Premiums; or

 some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants in an employer sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

--------------------------------------------------------------------------------

EXCHANGING THE POLICY FOR
ANOTHER LIFE INSURANCE POLICY


As described in the section "Surrenders," you ordinarily will pay taxes on amounts that you receive in excess of your Premium payments when you completely surrender the policy. If, however, you exchange the policy for another life insurance policy, a modified endowment contract or an annuity contract, you will not be taxed on the excess amount if the exchange meets the requirements of Code
Section 1035. To meet Section 1035 requirements, the Insured named in the policy must be the Insured for the new policy or contract.

Also, the new policy or contract cannot extend the Maturity Date of the policy or otherwise delay a distribution that would extend when tax would be payable under the policy. Generally, the new policy or contract will be treated as having the same date of issue and tax basis as the old contract.
-------------------------------------------------------------------------------

TAXATION  OF DEATH BENEFITS

Federal Income Tax. The amount of the Death Benefit payable under a policy generally is excludable from gross income of the beneficiary under Section 101 of the Code. However, if the policy is transferred for valuable consideration, then a portion of the Death Benefit may be includable in the beneficiary's gross income.

Federal Transfer Taxes. When the Insured dies, the Death Benefit will generally be included in such Insured's federal gross estate if: (1) the Proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary. If the beneficiary is two or more generations younger than the Insured, the payment of the Proceeds at the death of the Insured may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the Proceeds and pay them directly to the IRS as the GSTT liability.

--------------------------------------------------------------------------------

TAXES AND THE VALUE OF YOUR
POLICY

As discussed in "Charges," the Units you hold in the separate account are adjusted to reflect a Premium Tax charge for certain taxes assessed by federal and state taxing authorities. This charge relates to taxes associated with the payment of Premium or certain other policy acquisition costs. This charge decreases your Unit values

For federal income tax purposes, the separate account is not a separate entity from Nationwide Life Insurance Company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Sub-Account Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

At present, we do not initially expect to incur any federal income tax liability that would be chargeable to the Units you hold in the separate account. Based upon these expectations, no charge is currently being made against your Units in the separate account for federal income taxes. If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for taxes.

We may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of your Units in the separate account.

--------------------------------------------------------------------------------

TAX CHANGES

The foregoing discussion, which is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice.

The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If you, the Insured, the beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, payment of the Death Benefit, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

In 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) was enacted into law. EGTRRA contained numerous changes to the federal income, gift, estate and generation skipping transfer taxes, many of which are not scheduled to become effective until a future date. Among other matters, EGTRRA provides for the repeal of the federal estate and generation skipping transfer taxes after 2009; however, unless Congress and the President enact additional legislation, EGTRRA also provides that all of those changes will "sunset" after 2010, and the estate and generation skipping transfer taxes will be reinstated as if EGTRRA had never been enacted.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice. You should consult your independent legal, tax and/or financial adviser.

--------------------------------------------------------------------------------
                        NATIONWIDE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
We are a stock life insurance company organized under Ohio law. We were founded in 1929 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215. We provide long-term savings products by issuing life insurance, annuities and other retirement products.

--------------------------------------------------------------------------------
                        NATIONWIDE VLI SEPARATE ACCOUNT-4


--------------------------------------------------------------------------------
ORGANIZATION, REGISTRATION AND OPERATION

Nationwide VLI Separate Account-4 is a separate account established under Ohio law. We own the assets in this account, and we are obligated to pay all benefits under the policies. We may use the account to support other variable life insurance policies we issue. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws. This registration, however, does not involve the SEC's supervision of this account's management or investment practice or policies.

It is divided into Sub-Accounts that may invest in shares of the available Sub-Account portfolios. We buy and sell the Sub-Account portfolio shares at NAV. Any dividends and distributions from a Sub-Account portfolio are reinvested at NAV in shares of that Sub-Account portfolio.

Income, gains, and losses, whether or not realized, from the assets in the account will be credited to, or charged against, the account without regard to our other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the Investment Experience of our other assets. Its assets are held separately from our other assets and are not part of our general account. We may not use the separate account's assets to pay any of our liabilities other than those arising from the policies. If the separate account's assets exceed the required reserves and our other liabilities, we may transfer the excess to our general account. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.

If investment in the mutual funds or a particular portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the policy, or for any other reason in our sole discretion, we may substitute another mutual fund or portfolio without your consent. The substituted mutual fund or portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investments of future Premium, or both. We will comply with federal securities laws to effect a substitution. Furthermore, we may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in our sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

In addition, we reserve the right to make other structural and operational changes affecting this separate account.

WE DO NOT GUARANTEE ANY MONEY YOU PLACE IN THIS SEPARATE ACCOUNT. THE VALUE OF EACH SUB-ACCOUNT WILL INCREASE OR DECREASE, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE CORRESPONDING PORTFOLIO. YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

--------------------------------------------------------------------------------

ADDITION, DELETION, OR
SUBSTITUTION OF MUTUAL FUNDS

Where permitted by applicable law, we reserve the right to:

remove, combine, or add Sub-Accounts and make new Sub-Accounts available to you at our discretion;

substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund at our discretion;

substitute or close Sub-Accounts to allocations, at any time in our discretion;

transfer assets supporting the policies from one Sub-Account to another or from the separate account to another separate account;

combine the separate account with other separate accounts, and/or create new separate accounts;

deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act, or as any other form permitted by the law; and

modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.

The portfolios that sell their shares to the Sub-Accounts pursuant to participation agreements also may terminate these agreements and discontinue offering their shares to the Sub-Accounts. We will not make any such changes without receiving necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes.

--------------------------------------------------------------------------------

VOTING RIGHTS

Unless there is a change in existing law, we will vote our Sub-Account portfolio shares allocated to your policy only as you instruct on all matters submitted to shareholders of the portfolios.

Before a vote of a portfolio's shareholders occurs, you will have the right to instruct us based on the number of portfolio shares that corresponds to the amount of policy account value you have in the portfolio (as of a date set by the portfolio). We will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the Cash Value of the amount they have allocated to an underlying mutual fund by the NAV of that underlying mutual fund. We will designate a date for this determination not more than 90 days before the shareholder meeting.

--------------------------------------------------------------------------------
                                LEGAL PROCEEDINGS

--------------------------------------------------------------------------------

NATIONWIDE LIFE INSURANCE COMPANY

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates, which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. On February 9, 2002, Marcus Shore withdrew as a named plaintiff in the lawsuit. On April 16, 2002, the Company filed a motion for summary judgment on the individual claims of plaintiff Mercedes Castillo. On May 28, 2002, the Court denied plaintiffs' motion to add new persons as named plaintiffs, so the action is now proceeding with Mercedes Castillo as the only named plaintiff. On November 4, 2002, the Court issued a decision granting the Company's motion for summary judgment on all plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification is moot. On November 15, 2002 the Court entered judgment in favor of Nationwide and formally dismissed the plaintiff's complaint with prejudice. On December 16, 2002, plaintiff filed a notice of appeal from the Court's orders. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 6, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of retirement plans that purchased variable annuities from Nationwide Life Insurance Company to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from the Company that allowed plan participants to invest in funds that were offered by separate mutual fund companies; that the Company was a fiduciary under ERISA and that the Company breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by the Company; and that the Company violated ERISA by replacing many of the funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid higher fees to the Company. The amended complaint seeks disgorgement of the fees allegedly received by the Company and other unspecified compensatory damages, declaratory and injunctive relief and attorney's fees. On

December 3, 2001, the plaintiffs filed a motion for class certification. The Company is opposing that motion. The Company's Motion to Dismiss was denied on September 11, 2002. The Company intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.
--------------------------------------------------------------------------------

NATIONWIDE INVESTMENT SERVICES
CORPORATION

The general distributor, Nationwide Investment Services Corporation, is not engaged in litigation of a material nature.

-------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

The Statement of Additional Information (SAI) contains financial statements of Nationwide Life Insurance Company and subsidiaries and Nationwide VLI Separate Account - 4. You may obtain a copy of the SAI FREE OF CHARGE by contacting us at the address or telephone number on the first page of this prospectus. You should distinguish the financial statements of the company and subsidiaries from the financial statements of the separate account. Please consider the financial statements of the company only as bearing on our ability to meet the obligations under the policy. You should not consider the financial statements of the company and subsidiaries as affecting the investment performance of the assets of the separate account.

--------------------------------------------------------------------------------
                             APPENDIX A: DEFINITIONS
--------------------------------------------------------------------------------

ATTAINED AGE - The Insured's age upon the issue of full insurance coverage plus the number of full years since the Policy Date.
--------------------------------------------------------------------------------

CASH SURRENDER VALUE - The policy's Cash Value minus the amount of any loans, the surrender charge and any other outstanding charges.

--------------------------------------------------------------------------------

CASH VALUE - The amount equal to the Premiums you pay, minus policy charges and any indebtedness, plus the Investment Experience of your policy's investment options.
--------------------------------------------------------------------------------

CODE - The Internal Revenue Code of 1986, as amended.
--------------------------------------------------------------------------------

DEATH BENEFIT - The amount we pay to the beneficiary upon the Insured's death, before payment of any unpaid outstanding loan balances or charges.

--------------------------------------------------------------------------------

GRACE PERIOD - The period in which the Policy is In Force even though a Premium payment is past due.

--------------------------------------------------------------------------------

HOME OFFICE - Our Home Offices are located at One Nationwide Plaza, Columbus, Ohio 43215.
--------------------------------------------------------------------------------

IN FORCE - The insurance coverage is in effect.

--------------------------------------------------------------------------------

INSURED - The person whose life we insure under the policy, and whose death triggers the Death Benefit.

--------------------------------------------------------------------------------

INVESTMENT EXPERIENCE - The performance of a mutual fund in which a Sub-Account portfolio invests.

--------------------------------------------------------------------------------

LAPSE - The policy terminates without value.
--------------------------------------------------------------------------------

MATURITY DATE - The policy anniversary on or next following the Insured's 100th birthday.

--------------------------------------------------------------------------------

NET AMOUNT AT RISK - The policy's base Death Benefit minus the policy's Cash Value.
                                       A-1

--------------------------------------------------------------------------------

NET ASSET VALUE (NAV) - The price each share of a mutual fund in which a Sub-Account portfolio invests. It is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. We use NAV to calculate the value of Units. NAV does not reflect deductions we make for charges we take from Sub-Accounts. Unit values do reflect these deductions.

--------------------------------------------------------------------------------

NET PREMIUM - Premium after transaction charges, but before any allocation to an investment option.
--------------------------------------------------------------------------------

POLICY DATE - The date the policy takes effect as shown on the policy data page. Policy years and months are measured from this date.

--------------------------------------------------------------------------------

POLICY PROCEEDS OR PROCEEDS - Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or you choose to surrender the policy.

--------------------------------------------------------------------------------

PREMIUM - The amount of money you pay to begin and continue the policy.

--------------------------------------------------------------------------------

RIDER - An optional benefit you may purchase under the policy.

--------------------------------------------------------------------------------

SEC - The Securities and Exchange Commission.

--------------------------------------------------------------------------------

SPECIFIED AMOUNT - The dollar or face amount of insurance the owner selects. This amount is used in determining the Death Benefit we will pay the beneficiary.

--------------------------------------------------------------------------------

SUB-ACCOUNTS - The mechanism we use to account for your allocations of Net Premium and Cash Value among the policy's variable investment options.

--------------------------------------------------------------------------------

UNIT - The measure of your investment in, or share of, a Sub-Account after we deduct for transaction fees and periodic charges.

--------------------------------------------------------------------------------

US, WE, OUR or the COMPANY - Nationwide Life Insurance Company.

--------------------------------------------------------------------------------

VALUATION PERIOD - The period during which we determine the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of normal trading on the New York Stock Exchange.

--------------------------------------------------------------------------------

YOU, YOUR or the POLICY OWNER OR OWNER - The person named as the owner in the application, or the person assigned ownership rights.

--------------------------------------------------------------------------------

OUTSIDE BACK COVER PAGE

To learn more about this policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, net Cash Surrender Values, and Cash Values, and to request other information about this policy please call our Service Center at 1-800-547-7548 (TDD: 1-800-238-3035) or write to us at our Service Center at Nationwide Life Insurance Company, One Nationwide Plaza, RR1-04-D4, Columbus, OH 43215-2220.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy. Information about us and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, D.C. 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.


Investment Company Act of 1940 Registration File No. 811-8301.

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                                  (REGISTRANT)

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   (DEPOSITOR)

                         One Nationwide Plaza, RR1-04-D4
                            Columbus, OH 43215-2220
                                 1-800-547-7548
                               TDD: 1-800-238-3035

                       STATEMENT OF ADDITIONAL INFORMATION

           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

This Statement of Additional Information ("SAI'') contains additional information regarding the individual flexible premium variable universal life insurance policy offered by us, Nationwide Life Insurance Company. This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2003 and the prospectuses for the policy's variable investment options . You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above.

The date of this Statement of Additional Information is May 1, 2003.

                                TABLE OF CONTENTS

NATIONWIDE LIFE INSURANCE COMPANY

NATIONWIDE VLI SEPARATE ACCOUNT-4

NATIONWIDE INVESTMENT SERVICES CORPORATION

SERVICES

UNDERWRITING PROCEDURE

FINANCIAL STATEMENTS

ILLUSTRATIONS

ADVERTISING

PERFORMANCE DATA

TAX DEFINITION OF LIFE INSURANCE

NATIONWIDE LIFE INSURANCE COMPANY

We are a stock life insurance company organized under the laws of the State of Ohio in March 1929 with our Home Office at One Nationwide Plaza, Columbus, Ohio 43215. We provide life insurance, annuities and retirement products. We are admitted to do business in all states, the District of Columbia and Puerto Rico. All of our common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $122 billion as of December 31, 2001.

NATIONWIDE VLI SEPARATE ACCOUNT-4

Nationwide VLI Separate Account-4 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. We established the separate account on December 3, 1987 pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 the SEC does not supervise our management or the management of the variable account. We serve as the custodian of the assets of the variable account.

NATIONWIDE INVESTMENT SERVICES CORPORATION (NISC)

The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215. NISC was organized as an Oklahoma corporation in 1981.

The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD").

Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 99% of the target premium plus 4% of any excess premium payments. We pay gross renewal commissions in years 2 through 10 on the sale of the policies provided by NISC that will not exceed 4% of actual premium payment, and that will not exceed 2% in policy years 11 and thereafter.

We have not paid underwriting commissions to NISC.

SERVICES

We have responsibility for administration of the policies and the variable account. We also maintain the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.

We are the custodian of the assets of the variable account. We will maintain a record of all purchases and redemption of shares of the mutual funds. We or our affiliates may have entered into agreements with either the investment adviser or distributor for the mutual funds. The agreements relate to administrative services we or our affiliate furnish and provide for an annual fee based on the average aggregate net assets of the variable account (and our affiliate life insurance company subsidiaries' other separate accounts) invested in particular mutual funds. These fees in no way affect the NAV of the mutual funds or fees paid by the policy owner.

UNDERWRITING PROCEDURE

We underwrite the policies issued through Nationwide VLI Separate Account-4. The policy's cost of insurance depends upon the Insured's sex, issue age, specified amount, risk class, and length of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates are based on the 1980 Commissioners' Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the guaranteed cost of insurance rate on a standard basis. That is, guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%. These mortality tables are sex distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco.

The rate class of an insured may affect the cost of insurance rate. We currently place insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. We may also issue certain policies on a "non-medical" basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a non-medical basis, actual rates will be higher than the current cost of insurance rates being charged under policies that are medically underwritten. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose policies have been in effect for the same length of time. If the rating class for any increase in the Specified Amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. Decreases may be reflected in the cost of insurance rate, as discussed earlier. The actual charges made during the policy year will be shown in the annual report delivered to policy owners.

MAXIMUM SURRENDER CHARGE CALCULATION

The maximum surrender charge under the policy is based on the following calculation.

MAXIMUM SURRENDER CHARGE.......................................22.50%
multiplied by the lesser of (a) or (b),where:

     (a) = the Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and

     (b) = premiums paid by the policy owner during the first two policy years Plus (c) multiplied by (d) where:

     (c)  = the Specified Amount divided by 1,000; and

     (d) = the applicable rate from the "Administrative Target Factor" chart below;.

         The Surrender Target Factor and Administrative Target Factor allow the company to account for the probability that our costs incurred in the sales process will not be recouped.

SURRENDER TARGET FACTOR

---------- --------------- -------------- --------------- --------------

   AGE          MALE          FEMALE       MALE TOBACCO      FEMALE
            NON-TOBACCO     NON-TOBACCO                      TOBACCO

---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   18          $5.21          $4.36           $6.91          $5.17
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   19           5.40           4.54            7.17           5.39
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   20           5.63           4.76            7.47           5.65
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   21           5.84           4.96            7.76           5.90
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   22           6.07           5.17            8.06           6.15
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   23           6.31           5.39            8.38           6.42
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   24           6.56           5.62            8.73           6.70
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   25           6.84           5.86            9.11           7.00
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   26           7.13           6.12            9.51           7.32
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   27           7.45           6.39            9.94           7.65
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   28           7.78           6.68           10.41           8.01
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   29           8.14           6.99           10.90           8.38
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   30           8.56           7.34           11.46           8.81
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   31           8.96           7.68           12.03           9.22
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   32           9.39           8.04           12.62           9.66
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   33           9.85           8.42           13.26           10.12
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   34          10.34           8.82           13.93           10.61
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   35          10.85           9.24           14.65           11.13
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   36          11.39           9.69           15.41           11.67
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   37          11.97           10.16          16.21           12.24
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   38          12.58           10.66          17.06           12.85
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   39          13.23           11.18          17.96           13.48
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   40          13.95           11.77          18.94           14.17
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   41          14.67           12.35          19.95           14.86
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   42          15.44           2.95           21.00           15.58
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   43          16.26           13.60          22.12           16.34
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   44          17.12           14.27          23.30           17.13
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   45          18.04           14.99          24.55           17.96
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   46          19.02           15.74          25.86           18.83
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   47          20.06           16.55          27.26           19.75
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   48          21.16           17.39          28.74           20.72
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   49          22.34           18.29          30.31           21.75
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   50          23.64           19.29          32.02           22.87
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   51          24.98           20.30          33.79           24.02
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   52          26.41           21.38          35.67           25.23
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   53          27.93           22.52          37.66           26.50
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   54          29.56           23.73          39.76           27.85
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   55          31.29           25.02          41.99           29.27
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   56          33.14           26.40          44.34           30.79
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------

   AGE          MALE          FEMALE       MALE TOBACCO      FEMALE
            NON-TOBACCO     NON-TOBACCO                      TOBACCO

---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   57          $35.11         $27.87          $46.83         $32.40
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   58          37.22           29.44          49.48           34.13
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   59          39.49           31.14          52.30           35.98
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   60          42.01           33.07          55.42           38.09
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   61          44.61           35.05          58.63           40.26
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   62          47.40           37.18          62.04           42.59
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   63          50.38           39.47          65.65           45.08
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   64          53.58           41.92          69.47           47.74
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   65          56.99           44.55          73.51           50.56
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   66          60.65           47.37          77.78           53.58
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   67          64.57           50.41          82.30           56.81
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   68          68.78           53.71          87.12           60.31
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   69          73.33           57.30          92.26           64.13
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   70          78.52           61.49          98.10           68.57
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   71          83.82           65.79          103.99          73.14
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   72          89.50           70.49          110.27          78.11
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   73          95.58           75.59          116.89          83.47
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   74          102.05          81.11          123.85          89.23
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   75          108.92          87.06          131.11          95.38
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   76          116.22          93.48          138.65         101.95
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   77          123.91         100.35          146.41         108.92
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   78          132.14         107.81          154.56         116.44
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   79          141.00         115.96          163.19         124.59
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   80          150.61         124.91          172.42         133.51
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   81          160.93         134.65          182.18         143.16
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   82          172.06         145.31          192.54         153.68
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   83          183.91         156.85          203.37         165.03
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   84          196.41         169.27          214.56         177.14
---------- --------------- -------------- --------------- --------------
---------- --------------- -------------- --------------- --------------
   85          209.46         182.58          226.02         189.97
---------- --------------- -------------- --------------- --------------





        ADMINISTRATIVE TARGET FACTOR

        -------------------------------- ----------------------------

                   ISSUE AGE                ADMINISTRATIVE TARGET
                                                  COMPONENT

        -------------------------------- ----------------------------
        -------------------------------- ----------------------------
                 0 through 35                       4.00
        -------------------------------- ----------------------------
        -------------------------------- ----------------------------
                 36 through 55                      5.00
        -------------------------------- ----------------------------
        -------------------------------- ----------------------------
                 56 through 85                      6.50
        -------------------------------- ----------------------------

FINANCIAL STATEMENTS

TO BE PROVIDED VIA SUBSEQUENT 485(B) FILING.

ILLUSTRATIONS

Before you purchase the policy and upon request thereafter, we will provide illustrations of future benefits under the policy based upon the proposed Insured's age and premium class, the Death Benefits option, face amount, planned periodic Premiums, and Riders requested. We reserve the right to charge a reasonable fee for this service to persons who request more than one policy illustration during a policy year.

ADVERTISING

Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate us. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the variable account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

PERFORMANCE DATA

The following performance tables display historical investments results of the mutual fund Sub-Accounts. This information may be useful in helping potential investors in deciding which mutual fund Sub-Accounts to choose and in assessing the competence of the mutual funds' investment advisers. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the mutual funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the mutual fund Sub-Accounts are not guaranteed and will fluctuate so that a policy owner's Units, when redeemed, may be worth more or less than their original cost.

                        PERFORMANCE TABLE - TOTAL RETURN

                  TO BE PROVIDED VIA SUBSEQUENT 485(B) FILING.

*Fund Inception Date is the date the mutual fund first became effective, which is not necessarily the same date the mutual fund was first made available through the variable account. For those mutual funds which have not been offered as Sub-Accounts through the variable account for one of the quoted periods, the Cash Values will show the investment performance such mutual funds would have achieved (reduced by any applicable variable account and policy charges, and mutual fund investment advisory fees and expenses) had they been offered as Sub-Accounts through the variable account for the period quoted. Certain mutual funds are not as old as some of the periods quoted, therefore, the Cash Values may not be available for all of the periods shown. The preceding table displays three types of total return. Simply stated, total return shows the percentage change in Unit values, with dividends and capital gains reinvested, after the deduction of a 0.80% asset charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures; i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in Unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANCE CHARGES, SURRENDER CHARGES MONTHLYPER $1,000, AND A MONTHLY ADMINISTRATIVE CHARGE. FUND PERFORMANCE WOULD BE LOWER THAN THAT REFLECTED IN THE PERFORMANCE TABLE IF THESE CHARGES WERE INCLUDED.


The GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund and GVIT Gartmore GVIT Investor Destinations Aggressive Fund were added to the variable account on January 25, 2002. Therefore, no performance information is available.

The American Century Variable Portfolios, Inc. - American Century VP Ultra Fund:
Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio:
Service Shares, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Global Financial Services Fund: Class I, GVIT Gartmore GVIT Global Health Sciences Fund: Class I, GVIT Gartmore GVIT Global Utilities Fund: Class I, GVIT Gartmore GVIT Nationwide Leaders Fund: Class I and GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class I were added to the variable account on May 1, 2002. Therefore, no performance information is available.

                         PERFORMANCE TABLE - CASH VALUE

                  TO BE PROVIDED VIA SUBSEQUENT 485(B) FILING.

     **The mutual fund Inception Date is the date the mutual fund first became effective, which is not necessarily the same date the mutual fund was first made available through the variable account. For those mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the cash values will show the investment performance such mutual funds would have achieved (reduced by any applicable variable account and policy charges, and mutual fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain mutual funds are not as old as some of the periods quoted, therefore, the cash values may not be available for all of the periods shown.

The preceding cash value performance table shows the effect of the performance quoted on accumulated values and cash surrender values, based on a hypothetical annual premium of $10,000 for a 45 year-old male, non-tobacco preferred, with a level death benefit and an initial specified amount of $488,085.44. The cash surrender value figures reflect the deduction of all applicable policy charges, including a 0.80% asset charge, applicable cost of insurance charges, surrender charges, monthly per $1,000 and an annual administrative charge (and the deduction of applicable investment advisory fees and other expenses of the mutual funds). See the "Policy Charges" section for more information about these charges. The cost of insurance charges may be higher or lower for purchasers who do not meet the profile of the hypothetical purchaser. Illustrations reflecting a potential purchaser's specific characteristics are available from Nationwide upon request.

The GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund and GVIT Gartmore GVIT Investor Destinations Aggressive Fund were added to the variable account on January 25, 2002. Therefore, no performance information is available. The American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Global Financial Services Fund: Class I, GVIT Gartmore GVIT Global Health Sciences Fund: Class I, GVIT Gartmore GVIT Global Utilities Fund: Class I, GVIT Gartmore GVIT Nationwide Leaders Fund: Class I and GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class I were added to the variable account on May 1, 2002. Therefore, no performance information is available.

Any current yield quotations of the GVIT Gartmore GVIT Money Market Fund: Class I, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The GVIT Gartmore GVIT Money Market Fund: Class I's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current Unit value yield quotations of the GVIT Gartmore GVIT Money Market Fund: Class I. The GVIT Gartmore GVIT Money Market Fund: Class I's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the GVIT Gartmore GVIT Money Market Fund: Class Idetermines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described in the GVIT Gartmore GVIT Money Market Fund: Class I's Prospectus and/or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the NAVs will remain constant. It should be noted that a policy owner's investment in the GVIT Gartmore GVIT Money Market Fund: Class I is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a Sub-Account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

TAX DEFINITION OF LIFE INSURANCE

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.

The tables below show the numeric requirements for each test.

GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

TABLE OF APPLICABLE PERCENTAGES OF CASH VALUE

-----------------------------------------
  ATTAINED AGE OF    PERCENTAGE OF CASH
  YOUNGER INSURED           VALUE

-----------------------------------------
-----------------------------------------
       0-40                 250%
-----------------------------------------
-----------------------------------------
         41                 243%
-----------------------------------------
-----------------------------------------
         42                 236%
-----------------------------------------
-----------------------------------------
         43                 229%
-----------------------------------------
-----------------------------------------
         44                 222%
-----------------------------------------
-----------------------------------------
         45                 215%
-----------------------------------------
-----------------------------------------
         46                 209%
-----------------------------------------
-----------------------------------------
         47                 203%
-----------------------------------------
-----------------------------------------
         48                 197%
-----------------------------------------
-----------------------------------------
         49                 191%
-----------------------------------------
-----------------------------------------
         50                 185%
-----------------------------------------
-----------------------------------------
         51                 178%
-----------------------------------------
-----------------------------------------
         52                 171%
-----------------------------------------
-----------------------------------------
         53                 164%
-----------------------------------------
-----------------------------------------
         54                 157%
-----------------------------------------
-----------------------------------------
         55                 150%
-----------------------------------------
-----------------------------------------
         56                 146%
-----------------------------------------
-----------------------------------------
         57                 142%
-----------------------------------------
-----------------------------------------
         58                 138%
-----------------------------------------
-----------------------------------------
         59                 134%
-----------------------------------------
-----------------------------------------
         60                 130%
-----------------------------------------
-----------------------------------------
         61                 128%
-----------------------------------------
-----------------------------------------
         62                 126%
-----------------------------------------
-----------------------------------------
         63                 124%
-----------------------------------------
-----------------------------------------
         64                 122%
-----------------------------------------
-----------------------------------------
         65                 120%
-----------------------------------------
-----------------------------------------
         66                 119%
-----------------------------------------
-----------------------------------------
         67                 118%
-----------------------------------------
-----------------------------------------
         68                 117%
-----------------------------------------
-----------------------------------------
         69                 116%
-----------------------------------------
-----------------------------------------
         70                 115%
-----------------------------------------
-----------------------------------------
         71                 113%
-----------------------------------------
-----------------------------------------
         72                 111%
-----------------------------------------
-----------------------------------------
         73                 109%
-----------------------------------------
-----------------------------------------
         74                 107%
-----------------------------------------
-----------------------------------------
         75                 105%
-----------------------------------------
-----------------------------------------
         76                 105%
-----------------------------------------
-----------------------------------------
         77                 105%
-----------------------------------------
-----------------------------------------
         78                 105%
-----------------------------------------
-----------------------------------------

-----------------------------------------
  ATTAINED AGE OF    PERCENTAGE OF CASH
  YOUNGER INSURED           VALUE
-----------------------------------------

         79                 105%
-----------------------------------------
-----------------------------------------
         80                 105%
-----------------------------------------
-----------------------------------------
         81                 105%
-----------------------------------------
-----------------------------------------
         82                 105%
-----------------------------------------
-----------------------------------------
         83                 105%
-----------------------------------------
-----------------------------------------
         84                 105%
-----------------------------------------
-----------------------------------------
         85                 105%
-----------------------------------------
-----------------------------------------
         86                 105%
-----------------------------------------
-----------------------------------------
         87                 105%
-----------------------------------------
-----------------------------------------
         88                 105%
-----------------------------------------
-----------------------------------------
         89                 105%
-----------------------------------------
-----------------------------------------
         90                 105%
-----------------------------------------
-----------------------------------------
         91                 104%
-----------------------------------------
-----------------------------------------
         92                 103%
-----------------------------------------
-----------------------------------------
         93                 102%
-----------------------------------------
-----------------------------------------
         94                 100%
-----------------------------------------
-----------------------------------------
         95                 100%
-----------------------------------------
-----------------------------------------
         96                 100%
-----------------------------------------
-----------------------------------------
         97                 100%
-----------------------------------------
-----------------------------------------
         98                 100%
-----------------------------------------
-----------------------------------------
         99                 100%
-----------------------------------------
-----------------------------------------
        100                 100%
-----------------------------------------

                          Cash Value Accumulation Test

     The Cash Value Accumulation Test also requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are calculated by determining net single premiums for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Internal Revenue Code Section 7702 for the Cash Value Accumulation Test. The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable Cash Value percentages. These premiums vary with the ages, sexes, and risk classifications of the Insureds.

     The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco preferred issue age 55.

----------------------------------------
       POLICY          PERCENTAGE OF
        YEAR             CASH VALUE

----------------------------------------
----------------------------------------
         1                  221%
----------------------------------------
----------------------------------------
         2                  215%
----------------------------------------
----------------------------------------
         3                  209%
----------------------------------------
----------------------------------------
         4                  203%
----------------------------------------
----------------------------------------
         5                  197%
----------------------------------------
----------------------------------------
         6                  192%
----------------------------------------
----------------------------------------
         7                  187%
----------------------------------------
----------------------------------------
         8                  182%
----------------------------------------
----------------------------------------
         9                  177%
----------------------------------------
----------------------------------------
         10                 172%
----------------------------------------
----------------------------------------
         11                 168%
----------------------------------------
----------------------------------------
         12                 164%
----------------------------------------
----------------------------------------
         13                 160%
----------------------------------------
----------------------------------------

-----------------------------------------
        POLICY          PERCENTAGE OF
        YEAR             CASH VALUE
-----------------------------------------
         14                 157%
----------------------------------------
----------------------------------------
         15                 153%
----------------------------------------
----------------------------------------
         16                 150%
----------------------------------------
----------------------------------------
         17                 147%
----------------------------------------
----------------------------------------
         18                 144%
----------------------------------------
----------------------------------------
         19                 141%
----------------------------------------
----------------------------------------
         20                 138%
----------------------------------------
----------------------------------------
         21                 136%
----------------------------------------
----------------------------------------
         22                 133%
----------------------------------------
----------------------------------------
         23                 131%
----------------------------------------
----------------------------------------
         24                 129%
----------------------------------------
----------------------------------------
         25                 127%
----------------------------------------
----------------------------------------
         26                 125%
----------------------------------------
----------------------------------------
         27                 124%
----------------------------------------
----------------------------------------
         28                 122%
----------------------------------------
----------------------------------------
         29                 120%
----------------------------------------
----------------------------------------
         30                 119%
----------------------------------------
----------------------------------------
         31                 118%
----------------------------------------
----------------------------------------
         32                 117%
----------------------------------------
----------------------------------------
         33                 115%
----------------------------------------
----------------------------------------
         34                 114%
----------------------------------------
----------------------------------------
         35                 113%
----------------------------------------
----------------------------------------
         36                 112%
----------------------------------------
----------------------------------------
         37                 111%
----------------------------------------
----------------------------------------
         38                 110%
----------------------------------------
----------------------------------------
         39                 109%
----------------------------------------
----------------------------------------
         40                 108%
----------------------------------------
----------------------------------------
         41                 107%
----------------------------------------
----------------------------------------
         42                 106%
----------------------------------------
----------------------------------------
         43                 104%
----------------------------------------
----------------------------------------
         44                 103%
----------------------------------------
----------------------------------------
         45                 102%
----------------------------------------

FINANCIAL STATEMENTS TO BE PROVIDED VIA IN SUBSEQUENT 485(B) FILING.

PART C. OTHER INFORMATION

         Item 27. Exhibits


                         (a) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (333-31725) and hereby incorporated by reference.


                         (b)   Not Applicable


                         (c) Underwriting or Distribution of contracts between the Depositor and Principal Underwriter - Filed previously with the Registration Statement (333-27133) and hereby incorporated by reference.

                         (d) The form of the contract - Filed previously with initial registration statement (333-31725)) and hereby incorporated by reference.

                         (e) The form of the contract application - Filed previously with initial registration statement (333-31725) and hereby incorporated by reference.

                         (f) Articles of Incorporation of Depositor - Filed previously with initial registration statement (333-31725) and hereby incorporated by reference.

                         (g) Reinsurance Contracts -Filed previously with registration statement (333-46338) and hereby incorporated by reference.

                         (h) Participation Agreements - Filed previously with registration statement (333-46338) and hereby incorporated by reference.

                         (i)   Not Applicable

                         (j)   Not Applicable

                         (k) Opinion of Counsel - Filed previously with Pre-Effective Amendment No. 1 to the Registration Statement (333-31725) and hereby incorporated by reference.

                         (l)   Not Applicable

                         (m)   Not Applicable

                         (n)   Independent Auditors' Consent - To be filed by
                               485(b)

                         (o)   Not Applicable

                         (p)   Not Applicable

                         (q) Redeemability Exemption Procedures - Filed previously with registration statement (333-46338) and hereby incorporated by reference.

Item 28.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

          W.G. Jurgensen, Director, Chairman of the Board and Chief Executive
           Officer
          Joseph J. Gasper, Director, President and Chief Operating Officer Richard D. Headley, Executive Vice President
          Donna A. James, Executive Vice President-Chief Administrative Officer Michael C. Keller, Executive Vice President-Chief Information Officer Robert A. Rosholt, Executive Vice President-Finance and Investments John R. Cook, Jr., Senior Vice President-Chief Communications Officer David A. Diamond, Senior Vice President-Corporate Strategy
          Philip C. Gath, Senior Vice President-Chief Actuary-Nationwide
           Financial
          Patricia R. Hatler, Senior Vice President, General Counsel and
           Secretary

          David K. Hollingsworth, Senior Vice President-President-Nationwide
           Insurance Sales
          David R. Jahn, Senior Vice President-Product Management
          Richard A. Karas, Senior Vice President-Sales-Financial Services Gregory S. Lashutka, Senior Vice President-Corporate Relations Edwin P. McCausland, Jr., Senior Vice President-Chief Investment
           Officer
          Robert H. McNaghten, Senior Vice President-Real Estate Investments Michael D. Miller, Senior Vice President-NI Finance
          Brian W. Nocco, Senior Vice President and Treasurer
          Mark D. Phelan, Senior Vice President-Technology and Operations Kathleen D. Ricord, Senior Vice President-Marketing and Strategy Douglas C. Robinette, Senior Vice President-Claims
          John S. Skubik, Senior Vice President-Consumer Finance
          Mark R. Thresher, Senior Vice President-Chief Financial Officer Richard M. Waggoner, Senior Vice President-Operations
          Susan A. Wolken, Senior Vice President-Product Management and
           Nationwide Financial Marketing
          James G. Brocksmith, Jr., Director
          Henry S. Holloway, Director
          James F. Patterson, Director
          Gerald D. Prothro, Director
          Joseph A. Alutto, Director
          Donald L. McWhorter, Director
          Arden L. Shisler, Director
          Alex Shumate, Director
          Lydia M. Marshall, Director
          David O. Miller, Director

          The business address of the Directors and Officers of the Depositor is:

          One Nationwide Plaza
          Columbus, Ohio 43215


Item 29.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
                *Subsidiaries for which separate financial statements are filed
                **Subsidiaries included in the respective consolidated financial statements
                ***Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
                ****other subsidiaries

------------------------------------------------------------------------------------------------------------------------------------
      COMPANY                           STATE/COUNTRY OF    NO. VOTING                      PRINCIPAL BUSINESS
                                          ORGANIZATION      SECURITIES
                                                            (SEE ATTACHED CHART
                                                            UNLESS OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                           Registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                           This company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company       Pennsylvania                           The company is registered as a broker-dealer and
                                                                               investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                          Established to grant proper licensing to Provident
  Massachusetts                                                                Mutual Companies in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas        Texas                                  Established to grant proper licensing to Provident
                                                                               Mutual Companies in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.      Texas                                  The corporation is a broker-dealer registered with
                                                                               the National Association of Securities Dealers, a
                                                                               self-regulatory body of the Securities and Exchange
                                                                               Commission
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Companies, Inc. (The)          Texas                                  This corporation acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  401(k)Company (The)                   Texas                                  The corporation is a third-party administrator
                                                                               providing record keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                  The corporation is an investment advisor registered
                                                                               with the Securities and Exchange Commission
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency of Ohio, Inc.        Ohio                                   The corporation is an insurance agency marketing
                                                                               life insurance  and annuity products through
                                                                               financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency, Inc.                Delaware                               The corporation is an insurance agency marketing
                                                                               life insurance and annuity products through
                                                                               financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance Ltd.                 Turks & Caicos                         The corporation is a captive reinsurer.
                                        Islands
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                   The corporation is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                   The corporation provides general printing services
                                                                               to its affiliated companies as well as to
                                                                               unaffiliated companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                   The corporation acts as a managing general agent and
                                                                               surplus lines broker for property and casualty
                                                                               insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                   The corporation engages in the direct marketing of
  Company                                                                      property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                   The corporation is a property and casualty
                                                                               insurance holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                   The corporation underwrites general property and
  Insurance Company                                                            casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                  The corporation acts as a managing general agent to
                                                                               place personal and commercial automobile insurance
                                                                               with CCMIC for the independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                   The corporation engages in promoting, extending,
                                                                               and strengthening cooperative insurance
                                                                               organizations throughout the world.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
         COMPANY                     STATE/COUNTRY OF       NO. VOTING                      PRINCIPAL BUSINESS
                                     ORGANIZATION          SECURITIES (SEE
                                                         ATTACHED CHART
                                                           UNLESS OTHERWISE
                                                            INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                   The corporation underwrites general property and
                                                                               casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                The corporation is an underwriting manager for ocean
                                                                               cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings, plc        England and Wales                      The corporation is a holding company of a group
                                                                               engaged in the management of pension fund assets,
                                                                               unit trusts and other collective investment schemes,
                                                                               investment trusts and portfolios for corporate
                                                                               clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     England                                To market insurance products and to carry on
                                                                               business in the fields of life, pension, house,
                                                                               motor, marine, fire, employers' liability, accident
                                                                               and other insurance; to act as insurance brokers and
                                                                               consultants and as agents for effecting insurance
                                                                               and obtaining policies in respect of all and every
                                                                               kind of risk and against death, injury or loss
                                                                               arising out of, or through, or in connection with
                                                                               any accidents and against loss or damage to real or
                                                                               personal property.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                             The corporation is a small captive insurance
                                                                               brokerage firm serving principally, but not
                                                                               exclusively, the "traditional" agent producers of
                                                                               CalFarm Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                             The corporation assists agents and affiliated
                                                                               companies in account completion for marketing CalFarm
                                                                               Products.
------------------------------------------------------------------------------------------------------------------------------------
  Calfarm Insurance Company             California                             The corporation is a California-based multi-line
                                                                               insurance corporation that writes agricultural,
                                                                               commercial, personal and individual health coverages
                                                                               and benefits from the sponsorship of the California
                                                                               Farm Bureau.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Holding, Inc.                 Delaware                               This company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Coda Capital Management, LLC          Pennsylvania                           The company is a convertible bond manager.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                  The corporation underwrites non-standard automobile
  Company                                                                      and motorcycle insurance and various other
                                                                               commercial liability coverage in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                               The corporation is an insurance agency that sells
                                                                               and services commercial insurance.  The corporation
                                                                               also provides loss control and compliance consulting
                                                                               services and audit, compilation, and tax preparation
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                               The purpose of the corporation is to create a
                                                                               captive distribution network through which
                                                                               affiliates can sell multi-manager investment
                                                                               products, insurance products and sophisticated
                                                                               estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited             England & Wales                        The corporation is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------





------------------------------------------------------------------------------------------------------------------------------------
                 COMPANY               STATE/COUNTRY OF        NO. VOTING                     PRINCIPAL BUSINESS
                                         ORGANIZATION       SECURITIES (SEE
                                                             ATTACHED CHART
                                                            UNLESS OTHERWISE
                                                               INDICATED)
------------------------------------------------------------------------------------------------------------------------------------

  Dancia Life S.A.                         Luxembourg                          The purpose of this company is to carry out, on its
                                                                               own behalf or on behalf of third parties, any
                                                                               insurance business including coinsurance,
                                                                               reinsurance relating to human life, whether
                                                                               undertaken in Luxembourg or abroad, all real estate
                                                                               business and all business relating to movable
                                                                               assets, all financial business, and other business
                                                                               related directly to the company's objectives which
                                                                               would promote or facilitate the realization of the
                                                                               company's objective.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation                 Delaware                            This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company             Iowa                                The corporation underwrites general property and
                                                                               casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Dinamica Participacoes SA                Brazil                              The company participates in other companies related
                                                                               to the registrant's international operations.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency,LLC            California                          The purpose of the company is to sell property and
                                                                               casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle
                                                                               insurance and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of             Texas                               To sell property and casualty insurance products
  Texas, LLC                                                                   including, but not limited to, automobile
                                                                               or other vehicle insurance and homeowner's
                                                                               insurance.
  ----------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                                Iowa                                The corporation is an insurance agency that places
                                                                               business not written by the Farmland Insurance
                                                                               Companies with other carriers.
 -----------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance Company        Iowa                                The corporation provides property and casualty
                                                                               insurance primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                         England & Wales                     Currently inactive
-----------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors Agency   Texas                               The corporation is an insurance agency marketing
  of Texas, Inc.                                                               life insurance and annuity products through
                                                                               financial institutions.
-----------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors Agency   Alabama                             The corporation is an insurance agency marketing
  of Alabama, Inc.                                                             life insurance and annuity products through
                                                                               financial institutions.

------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors Agency   Ohio                                The corporation is an insurance agency marketing
  of Ohio, Inc.                                                                life insurance and annuity products through
                                                                               financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors Agency   Oklahoma                            The corporation is an insurance agency marketing
  of Oklahoma, Inc.                                                            life insurance and annuity products through
                                                                               financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Securities            Oklahoma                            The corporation is a limited broker-dealer doing
  Corporation                                                                  business solely in the financial institutions
                                                                               market.
------------------------------------------------------------------------------------------------------------------------------------
  Florida Records Administrator, Inc.      Florida                             The corporation administers the deferred
                                                                               compensation plan for the public employees of the
                                                                               State of Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                   Pennsylvania                        This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  G.I.L. Nominees Limited                  England & Wales                     The company is dormant within the meaning of Section
                                                                               249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                    England & Wales                     The company is engaged as a general partner in a
                                                                               limited partnership formed to invest in unlisted
                                                                               securities.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
       COMPANY                          STATE/COUNTRY OF     NO. VOTING                     PRINCIPAL BUSINESS
                                        ORGANIZATION         SECURITIES (SEE
                                                             ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited            England & Wales                     The company is dormant within the meaning of
                                                                               Section 249AA of the Companies Act of 1985 (English
                                                                               Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Asset Management, Inc.          Delaware                            The company serves as a registered investment
                                                                               advisor/performing equity investment functions.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management Limited      England & Wales                     The company is engaged in investment management and
                                                                               advisory services to business, institutional and
                                                                               private investors.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services, Inc.     Delaware                            The corporation is a limited broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers, LLC          Delaware                             This is a limited liability company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited           England & Wales                     The company is engaged in authorized unit trust
                                                                               management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers International     Jersey,                             The company is engaged in investment administration
  Limited                                  Channel Islands                     and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management Trust   Delaware                            The company acts as a holding company for the
                                                                               Gartmore Group and as a registered investment
                                                                               advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management, Inc.   Delaware                            This company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.        Delaware                            The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners                 Delaware                            The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery Fund       England & Wales                     The company is a general partner in two limited
  (G.P.) Limited                                                               partnerships formed to invest in unlisted
                                                                               securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited              England & Wales                     The company is engaged in investment management and
                                                                               advisory services to pension funds, unit trusts and
                                                                               other collective investment schemes, investment
                                                                               trusts and portfolios for corporate or other
                                                                               institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services GmbH        Germany                             The company is engaged in marketing support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services Limited     England                             The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc       England & Wales                     The company is an investment holding company and
                                                                               provides services to other companies within the
                                                                               Gartmore Group.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.         Ohio                                The corporation provides transfer and dividend
                                                                               disbursing agent services to various mutual fund
                                                                               entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited                   Japan                               The company is engaged in the business of
                                                                               investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley and Associates,          Oregon                              The corporation brokers or places book value
  Inc.                                                                         maintenance agreements (wrap contracts) and
                                                                               guaranteed I contracts (GICs) for collective
                                                                               investment trusts and accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital                  Oregon                              The corporation is an investment advisor and stable
  Management, Inc.                                                             value money manager.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Financial                Oregon                              The corporation is a holding company.
  Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital             Delaware                            The trust acts as a registered investment advisor.
  Trust
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited                England & Wales                     The company is dormant within the meaning of Section
                                                                               249AA of the Companies Act 1985 (English Law).
-----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
        COMPANY                      STATE/COUNTRY OF     NO. VOTING                   PRINCIPAL BUSINESS
                                     ORGANIZATION       SECURITIES (SEE
                                                        ATTACHED CHART
                                                        UNLESS OTHERWISE
                                                         INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees             England & Wales                        The company is the trustee of the Gartmore Pension
  Limited                                                                      Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview LLC                Delaware                               The company provides customized solutions, in the
                                                                               form of expert advise and investment management
                                                                               services, to a limited number of institutional
                                                                               investors, through construction of hedge fund and
                                                                               alternative asset portfolios and their integration
                                                                               into the entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Secretaries (Jersey) Ltd.    Jersey, Channel                        The company acts as a nominee.  The company is
                                        Islands                                dormant.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited           England & Wales                        The company is engaged in investment holding and is
                                                                               a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                 The corporation is an Oregon state bank with trust
                                                                               power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited                 England & Wales                        The company is a joint partner in Gartmore Global
                                                                               Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company             Ohio                                   The company provides services to employers for
                                                                               managing worker's and unemployment compensation
                                                                               matters and employee benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                 The corporation provides self-insurance
  Nevada                                                                       administration, claims examining and data processing
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                               The corporation provides worker's
  York, Inc.                                                                   compensation/self-insured claims administration
                                                                               services to employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus, Inc.       Ohio                                   The corporation provides medical management and cost
                                                                               containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT LLC                           Delaware                               The company is a passive  investment holder in
                                                                               Newhouse Special Situations Fund I, LLC for the
                                                                               purpose of allocation of earnings to Gartmore
                                                                               management team as it relates to the ownership and
                                                                               management of Newhouse Special Situations Fund I, LLC
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                               This company holds insurance licenses in numerous
                                                                               states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                   The corporation is an insurance agency and provides
                                                                               commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Landmark Financial Services of New    New York                               The corporation is an insurance agency marketing life
  York, Inc.                                                                   insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                  The corporation acts as general agent to market
                                                                               non-standard automobile and motorcycle insurance for
                                                                               Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  Market Street Fund                    Delaware                               This is an open-end diversified management company
                                                                               that serves as an  investment medium for the variable
                                                                               life policies and variable annuity of NLICA and
                                                                               NLAICA.
------------------------------------------------------------------------------------------------------------------------------------
  Market Street Investment Management   Pennsylvania                           This is an inactive company.
  Company
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
        COMPANY                    STATE/COUNTRY OF       NO. VOTING                      PRINCIPAL BUSINESS
                                   ORGANIZATION          SECURITIES (SEE
                                                         ATTACHED CHART
                                                         UNLESS OTHERWISE
                                                         INDICATED)

------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                          The corporation provides third-party administration
                                                                               services for workers compensation, automobile injury
                                                                               and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                              The corporation underwrites various property
                                                                               and casualty coverage, as well as individual
                                                                               and group accident and health insurance.

------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                This company is currently inactive.
  America, Ltd.

------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation, Inc.  Ohio                                   The corporation administers deferred compensation
                                                                               plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                   The company is engaged in making residential (1-4
  Company                                                                      family) mortgage loans.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                 It is a shell insurer with no active policies or
  Company of America                                                           liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                   The company invests in affordable multi-
  LLC                                                                          family housing projects throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agency, Inc.               Ohio                                   The corporation is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                   The corporation provides property and casualty
  Company                                                                      insurance primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC                 Ohio                                   The purpose of this company is to develop Nationwide
                                                                               Arena and to engage in related Arena district
                                                                               development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England & Wales                        This company acts as a holding company.
  Holdings, Ltd.

------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                              The corporation underwrites non-standard auto and
                                                                               motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                   This is a holding company that funds/owns commercial
                                                                               mortgage loans for an interim basis, hedges the loans
                                                                               during the ownership period, and then sells the loans
                                                                               as part of a securitization to generate a profit.
-----------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                   The corporation buys and sells investment securities
  Company                                                                      of a short-term nature as agent for other
                                                                               corporations, foundations, and insurance company
                                                                               separate accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                   The company hold investments in low-income housing
  Corporation, LLC                                                             funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                   The corporation acts primarily as a holding company
                                                                               for entities affiliated with NMIC and NMFIC.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                   The corporation acts as an administrator of
  Company                                                                      structured settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                               The corporation engages in the business of an
  Distributors Agency, Inc.                                                    insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                             The corporation engages in the business of an
  Distributors Agency, Inc. of New                                             insurance agency.
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                          The corporation engages in the business of an
  Distributors Insurance Agency, Inc.                                          insurance agency.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                The corporation is a long-term insurer that issues
  (Bermuda) Ltd.                                                               variable annuity and variabl life products to persons
                                                                               outside the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
        COMPANY                   STATE/COUNTRY OF       NO. VOTING                      PRINCIPAL BUSINESS
                                  ORGANIZATION          SECURITIES (SEE
                                                        ATTACHED CHART
                                                        UNLESS OTHERWISE
                                                         INDICATED)

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust                                                                securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust II                                                             securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services, Inc.   Delaware                               The corporation acts primarily as a holding company
                                                                               for companies within the Nationwide organization that
                                                                               offer or distribute long-term savings and retirement
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. Z o.o        Poland                                 The corporation provides services to Nationwide
                                                                               Global Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation                 Ohio                                   The corporation contributes to non-profit activities
                                                                               and projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance Company  Ohio                                   The corporation transacts a general insurance
                                                                               business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                   The company acts as a support company for Nationwide
                                                                               Global Holdings, Inc., in its international
                                                                               capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                             This company is formed to issue shares of mutual
                                                                               funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Ohio                                   The corporation is a holding company for
                                                                               international operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Luxembourg                             It serves as an extension of Nationwide Global
  Luxembourg Branch                                                            Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                 The company acts as a holding company.
  Brazil Participacoes LTDA
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Japan, Inc.         Delaware                               The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Limited             Hong Kong                              The corporation is a holding company for Asian
                                                                               operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Health Plans, Inc.         Ohio                                   The corporation operates  as a Health Insurance
                                                                               Corporation (HIC).
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Holdings, SA               Brazil                                 The purpose of the company is to participate in other
                                                                               companies related to the registrant's international
                                                                               operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Home Mortgage              Ohio                                   This corporation performs the marketing function for
  Distributors, Inc.                                                           Nationwide Advantage Mortgage Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Indemnity Company          Ohio                                   Acts as a reinsurer by assuming business from NMIC
                                                                               and other insurers within the Nationwide Insurance
                                                                               organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company          Wisconsin                              The corporation is an independent agency personal
  of America                                                                   lines underwriter of property/casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                   The corporation transacts general insurance business
  Florida                                                                      except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                   The company provides administrative services for the
  LLC                                                                          product sales and distribution channels of Nationwide
                                                                               Mutual Insurance Company and its affiliated and
                                                                               subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                             The corporation is a special risk, excess and surplus
  Underwriters, Inc.                                                           lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
        COMPANY                      STATE/COUNTRY OF      NO. VOTING                    PRINCIPAL BUSINESS
                                     ORGANIZATION          SECURITIES (SEE
                                                           ATTACHED CHART
                                                           UNLESS OTHERWISE
                                                           INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                               It is a limited broker-dealer company doing business
  Corporation                                                                  in the deferred compensation market and acts as an
                                                                               investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity           Ohio                                   The corporation engages in underwriting life
  Insurance Company                                                            insurance and granting, purchasing, and disposing of
                                                                               annuities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity Company   Delaware                               The company insures against personal injury,
  of America                                                                   disablement or death resulting from traveling or
                                                                               general accidents and against disablement resulting
                                                                               from sickness and every insurance appertaining
                                                                               thereto.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Assurance             Thailand                               The company acts as a holding company.
  Company, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Pennsylvania                           The company insures against personal injury,
  of America                                                                   disablement or death resulting from traveling or
                                                                               general accidents and against diablement resulting
                                                                               from sickness and every insurance appertaining
                                                                               thereto.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                               The company insures against personal injury,
  of Delaware                                                                  disablement or death resulting from traveling or
                                                                               general accidents and against diablement resulting
                                                                               from sickness and every insurance appertaining
                                                                               thereto.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Ohio                                   This corporation provides individual life, group
  Company                                                                      life and health insurance, fixed and variable
                                                                               annuity products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                  The corporation markets commercial property
                                                                               insurance in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management System,         Ohio                                   The corporation offers a preferred provider
  Inc.                                                                         organization and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Martima Vida               Brazil                                 To operate as a licensed insurance company in the
  Previdencia S.A.                                                             categories of Life and Unrestricted Private Pension
                                                                               Plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mortgage Holdings,         Ohio                                   The corporation acts as a holding company.
  Inc.

------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire                Ohio                                   The company engages in a general insurance and
  Insurance Company                                                            reinsurance business, except life insurance.

------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Funds               Ohio                                   The corporation operates as business trust for the
                                                                               purposes of issuing investment shares to the public
                                                                               and to segregate asset accounts of life insurance
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                   The company engages in general insurance and
  Company                                                                      reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                   The company is engaged in the business of
                                                                               developing, owning and operating real estate and
                                                                               real estate investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                   The corporation engages in a general insurance
  Insurance Company                                                            business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                               This is an inactive company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding Company  Pennsylvania                           This is a holding company for non-insurance
                                                                               subsidiaries.
 -----------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
               COMPANY                  STATE/COUNTRY OF    NO. VOTING                      PRINCIPAL BUSINESS
                                        ORGANIZATION        SECURITIES (SEE
                                                            ATTACHED CHART
                                                           UNLESS OTHERWISE
                                                              INDICATED)

------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Plan            Ohio                                   The corporation is an insurance agency providing
  Services, Inc.                                                               individual and group life, disability and health
                                                                               insurance and marketing retirement plan
                                                                               administration and investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                               The corporation markets and administers deferred
  Inc.                                                                         compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                The corporation provides retirement products,
  Inc. of Alabama                                                              marketing/education and administration to public
                                                                               employees and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                          The corporation markets and administers deferred
  Insurance Agency, Inc.                                                       compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                The corporation markets and administers deferred
  Inc. of Wyoming                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                The corporation markets and administers deferred
  Inc. of Arizona.                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                               The corporation markets and administers deferred
  Inc. of Arkansas                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                The corporation markets and administers deferred
  Inc. of Montana                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                 The corporation markets and administers deferred
  Inc. of Nevada                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                             The corporation markets and administers deferred
  Inc. of New Mexico                                                           compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                   The corporation provides retirement products,
  Inc. of Ohio                                                                 marketing/education and administration to public
                                                                               employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                               The corporation markets and administers deferred
  Inc. of Oklahoma                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                           The corporation markets and administers deferred
  Inc. of South Dakota                                                         compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                  The corporation markets and administers deferred
  Inc. of Texas                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.           Ohio                                   The corporation is a registered broker-dealer and
                                                                               provides investment management and administrative
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company,          Ohio                                   The company performs shared services functions for
  LLC                                                                          the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. Zo.o          Poland                                 The corporation  provides services to Nationwide
                                                                               Global Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Strategic Investment       Ohio                                   The company acts as a private equity fund investing
  Fund, LLC                                                                    in companies for investment purposes and to create
                                                                               strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                 The corporation is authorized to engage in the
  na Zycie S.A.                                                                business of life insurance and pension products in
                                                                               Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB                                                This is a federal savings bank chartered by the
                                                                               Office of Thrift Supervision in the United States
                                                                               Department of the Treasury to exercise custody and
                                                                               fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
               COMPANY                  STATE/COUNTRY OF     NO. VOTING                  PRINCIPAL BUSINESS
                                        ORGANIZATION         SECURITIES (SEE
                                                            ATTACHED CHART
                                                             UNLESS OTHERWISE
                                                              INDICATED)

------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Asset Management        England & Wales                        The company acts as a holding company.
  Holdings, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company,        England & Wales                        The company acts as a holding company.
  Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Nevada Independent Companies -        Nevada                                 The corporation provides worker's compensation
  Construction                                                                 administrative services to Nevada employers in the
                                                                               construction industry.
------------------------------------------------------------------------------------------------------------------------------------
  Nevada Independent Companies -        Nevada                                 The corporation provides worker's compensation and
  Health and Nonprofit                                                         administrative services to Nevada employers in the
                                                                               health and nonprofit industries.
------------------------------------------------------------------------------------------------------------------------------------
  Nevada Independent Companies -        Nevada                                 The corporation provides worker's compensation
  Hospitality and Entertainment                                                administrative services to Nevada employers in the
                                                                               hospitality and entertainment industries.
------------------------------------------------------------------------------------------------------------------------------------
  Nevada Independent Companies -        Nevada                                 The corporation provides worker's compensation
  Manufacturing, Transportation and                                            administrative services to Nevada employers in the
  Distribution                                                                 manufacturing, transportation and distribution
                                                                               industries.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC        Delaware                               The company invests in financial services companies
                                                                               that specialize in e-commerce and promote
                                                                               distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund,     Delaware                               The company plans to own and manage Contributed
  LLC                                                                          Securities and to achieve long - term capital
                                                                               appreciation from the Contributed Securities and
                                                                               through investments in a portfolio of other
                                                                               equity investments in financial service by the
                                                                               Company to be undervalued.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                               The corporation acts primarily as a holding company
                                                                               for Nationwide Financial Services, Inc. distribution
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Inc.                Bermuda                                The corporation buys and sells investment securities
                                                                               for its own account in order to  enhance the
                                                                               investment returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg, S, A.                 Luxembourg                             The company acts primarily as a holding company for
                                                                               Nationwide Global Holdings, Inc. European operations.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands, B.V.                 Netherlands                            The company acts as a holding company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.                          United Kingdom                         The company functions as a support company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital, LLC              Delaware                               The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife                           Luxembourg                             This Luxembourg-based life insurance company provides
                                                                               individual life insurance primarily in the United
                                                                               Kingdom, Belgium and France.
 -----------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                              The corporation provides pension plan administration
                                                                               and record keeping services and pension plan
                                                                               compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                               This is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                   This corporation is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                               The company serves as a general partner in certain
                                                                               real estate limited partnerships invested in by NLICA
------------------------------------------------------------------------------------------------------------------------------------





------------------------------------------------------------------------------------------------------------------------------------
               COMPANY                  STATE/COUNTRY OF   NO. VOTING                      PRINCIPAL BUSINESS
                                        ORGANIZATION       SECURITIES (SEE
                                                           ATTACHED CHART
                                                           UNLESS OTHERWISE
                                                           INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                               This is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.          Bermuda                                The company will write first dollar insurance
                                                                               policies in the following lines of insurance: workers
                                                                               compensation, general liability and automobile
                                                                               liability for its affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                           This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview Agency                      Texas                                  The corporation is an insurance agency licensed with
                                                                               the Texas Department of Insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                               This company is an investment advisor and a
                                                                               broker/dealer.
------------------------------------------------------------------------------------------------------------------------------------
  SBSC Ltd. (Thailand)                  Thailand                               This company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Idemnity Company           Ohio                                   The corporation engages in a general insurance
                                                                               business, except life insurance.
-----------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                   The corporation primarily provides excess and surplus
                                                                               lines of property and casualty insurance.
 ----------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines              Arizona                                The corporation provides excess and surplus lines
  Insurance Company                                                            coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corp.            Delaware                               The company once used to customize and sell IMACS,
                                                                               NLICA (fka Provident Mutual Life Insurance) direct
                                                                               response administration system.
-----------------------------------------------------------------------------------------------------------------------------------
  TBG Insurance Services Corporation    California                             The corporation markets and administers executive
                                                                               benefit plans.
------------------------------------------------------------------------------------------------------------------------------------
  Vertboise, SA                         Luxembourg                             The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company      California                             This company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.         California                             This corporation acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Villanova Securities, LLC             Delaware                               The purpose of the company is to provide brokerage
                                                                               services for block mutual fund trading for both
                                                                               affiliated and non-affiliated investment advisors
                                                                               and perform block mutual fund trading directly with
                                                                               fund companies.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                           This company provided administrative services to
  Services, Inc.                                                               NLACA.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance            Arizona                                The corporation underwrites excess and surplus lines
  Company                                                                      of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
               COMPANY                          STATE/COUNTRY OF      NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION       (SEE ATTACHED CHART
                                                                       UNLESS OTHERWISE
                                                                        INDICATED)

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
      (formerly, Nationwide Fidelity                                  Account
      Advisor Variable Account)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-14                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------






---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE

                                                                              INDICATED)

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-6                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------


                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      |
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  1,000,000 |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-99.9%           |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
                     |                 |                                           |
                     |                 |   --------------------------------        |   -------------------------------
                     |                 |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
        ----------------------------   |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
        |        NATIONWIDE        |   |   |            (SIC)             |        |   |                             |
        | HEALTH PLANS, INC. (NHP) |   |   |                              |        |   | Common Stock:  50,000       |
        |                          |   |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |___| Common Stock: 100 Shares |   |   | ------------- Shares         |        |   |                             |
    |   | -------------            |   |   |                              |        |   |                             |
    |   |                          |   |   | Casualty-100%                |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   |         (See Page 2)         |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |   --------------------------------        |   |          NATIONWIDE         |
    |   |  NATIONWIDE MANAGEMENT   |   |   |            ALLIED            |        |   |       INDEMNITY COMPANY     |
    |   |      SYSTEMS, INC.       |   |   |          GROUP, INC.         |        |   |        (NW INDEMNITY)       |
    |   |                          |   |   |            (AGI)             |        |   | Common Stock:  28,000       |
    |___| Common Stock: 100 Shares |   |   |                              |        |___| -------------  Shares       |
    |   | -------------            |   |___| Common Stock: 850 Shares     |        |   |                             |
    |   |                          |   |   | -------------                |        |   |                             |
    |   | NHP-100%                 |   |   |                              |        |   | Casualty-100%               |
    |   ----------------------------   |   | Casualty-100%                |        |   -------------------------------
    |                                  |   |         (See Page 2)         |        |
    |   ----------------------------   |   --------------------------------        |   -------------------------------
    |   |        NATIONWIDE        |   |                                           |   |           LONE STAR         |
    |   |       AGENCY, INC.       |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |___| Common Stock: 100 Shares |   |   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
        | -------------            |   |   |                              |        |___| -------------  Shares       |
        |                          |   |___| Common Stock: 963            |        |   |                             |
        | NHP-99%                  |   |   | ------------- Shares         |        |   |                             |
        ----------------------------   |   |                              |        |   | Casualty-100%               |
                                       |   | Casualty-23.88%              |        |   -------------------------------
        ----------------------------   |   --------------------------------        |                 ||
        |   NATIONWIDE AFFINITY    |   |                                           |                 ||
        |    INSURANCE COMPANY     |   |   --------------------------------        |   -------------------------------
        |        OF AMERICA        |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
        |                          |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
        | Common Stock: 500,000    |   |   |                              |        |   |            COMPANY          |
        | ------------- Shares     |   |___| Mutual-5%                    |        |   |                             |
        |                          |   |   |                              |        |   | Surplus Debentures:         |
        | Casualty-100%            |   |   | NW Indemnity-95%             |        |   | -------------------         |
        ----------------------------   |   |                              |        |   |                             |
                                       |   --------------------------------        |   | Assurance                   |
        ----------------------------   |                                           |   | Lone Star                   |
        |     NEWHOUSE CAPITAL     |   |   --------------------------------        |   |                             |
        |      PARTNERS, LLC       |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
        |                          |   |   |      COMPANY OF FLORIDA      |        |
        | Casualty-70%             |___|   |                              |        |   -------------------------------
        |                          |   |___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
        | GGAMI-19%                |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
        |                          |   |   |                              |        |   |                             |
        | Fire-10%                 |   |   | Casualty-100%                |        |   | Single Member Limited       |
        ----------------------------   |   |                              |        |---| Liability Company           |
                                       |   --------------------------------        |   |                             |
        ----------------------------   |                                           |   | Casualty-100%               |
        |                          |   |                                           |   |                             |
        |                          |   |                                           |   -------------------------------
        |    NATIONWIDE LLOYDS     |   |                                           |
        |                          |===|                                           |   -------------------------------
        |      A TEXAS LLOYDS      |                                               |   |       AMERICAN MARINE       |
        |                          |                                               |   |      UNDERWRITERS, INC.     |
        |                          |                                               |   |                             |
        ----------------------------                                               |   | Common Stock:  20 Shares    |
                                                                                   |___| -------------               |
                                                                                       |                             |
                                                                                       | Casualty-100%               |
                                                                                       |                             |
                                                                                       -------------------------------

                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
==|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
  |                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |_______________________________________________________________________________________________
                                                                                  |                    |               |
_______________________________________________________________________________   |                    |               |
                         |                                       |            |   |                    |               |
                         |   --------------------------------    |   --------------------------------  |  ------------------------
                         |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                      |
                         |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION      |
                         |   |                              |    |   | Common Stock:     Control    |  |  |   ALTERNATIVES, LTD. |
                         |   |                              |    |   | -------------     -------    |  |  |                      |
                         |___| Common Stock:  100 Shares    |    |   | 13,642,432        100%       |  |  |                      |
                         |   | -------------                |    |   |                              |  |  |                      |
                         |   |                              |    |   |          Shares              |  |  | Fire-100%            |
                         |   |                              |    |   |          ------              |  |  |                      |
                         |   | Casualty-100%                |    |   | Casualty 12,992,922          |  |  ------------------------
                         |   --------------------------------    |   | Fire        649,510          |  |
                         |                                       |   |                              |  |
                         |   --------------------------------    |   |             (See Page 3)     |  |
                         |   |                              |    |   --------------------------------  |
                         |   |                              |    |                                     |
                         |   |          NATIONWIDE          |    |   --------------------------------  |
                         |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                         |---|                              |    |   | Common Stock:  12,248 Shares |  |
                         |   |                              |    |   | -------------                |  |
                         |   |                              |    |   |                              |  |
                         |   | Casualty-90%                 |    |   | Casualty-16.2%               |  |
                         |   |                              |    |___| Fire-16.2%                   |---
                         |   --------------------------------    |   | Preferred Stock: 1,466 Shares|
                         |                                       |   | ----------------             |
                         |   --------------------------------    |   |                              |
                         |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |
                         |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                         |   |            (NISC)            |    |   --------------------------------
                         |   |                              |    |
                         |---|     Single Member Limited    |__  |   --------------------------------
                         |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                         |   |                              | |  |   |         UNDERWRITERS         |
                         |   | Casualty-100%                | |  |   |                              |
                         |   -------------------------------- |  |   | Common Stock:  1,000         |
                         |                   |                |  |___| -------------  Shares        |
                         |                   |                |  |   |                              |
                         |   -------------------------------- |  |   |                              |
                         |   |           INSURANCE          | |  |   | Casualty-100%                |
                         |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                         |   |                              | |  |
                         |   | Common Stock: 1,615          | |  |   --------------------------------
                         |   | ------------- Shares         | |  |   |       CALFARM INSURANCE      |
                         |   |                              | |  |   |            COMPANY           |
                         |   |                              | |  |   |                              |
                         |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                         |   -------------------------------- |  |___| -------------  Shares        |
                         |                                    |  |   |                              |
                         |   -------------------------------- |  |   |                              |
                         |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                         |   |          AGENCY LLC          | |  |   --------------------------------
                         |   |                              | |  |
                         |   |     Single Member Limited    | |  |   --------------------------------
                         |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                         |   |                              |    |   |        INVESTORS, LTD        |
                         |   | NISC-100%                    |    |   |                              |
                         |   |                              |    |   | Casualty-95%                 |
                         |   --------------------------------    |---|                              |
                         |                                       |   | NW Indemnity-5%              |
                         |   --------------------------------    |   |                              |
                         |   |      DISCOVER INSURANCE      |    |   --------------------------------
                         |   |          AGENCY OF           |    |
                         |   |          TEXAS, LLC          |    |   --------------------------------
                         |   |                              |    |   |     NATIONWIDE STRATEGIC     |
                         |---|     Single Member Limited    |    |   |     INVESTMENT FUND, LLC     |
                         |---|       Liability Company      |    |   |                              |
                             |                              |    |---|     Single Member Limited    |
                             |                              |    |   |       Liability Company      |
                             --------------------------------        |                              |
                                                                     | Casualty-100%                |
                                                                     |                              |
                                                                     --------------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      December 31, 2002

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------
















                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|                          |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                                    |                             |
                                    |                             |
                                    |                             |
     ----------------------------   |               ----------------------------
     |   NATIONWIDE MORTGAGE    |   |               |            AMCO          |
     |      HOLDINGS INC.       |   |               |     INSURANCE COMPANY    |
     |          (NMH)           |   |               |           (AMCO)         |
  ___|                          |___|            ___|                          |
 |   | AGI-100%                 |               |   | Common Stock:  300,000   |
 |   |                          |               |   | -------------  Shares    |
 |   |                          |               |   |                          |
 |   ----------------------------               |   | AGI-100%                 |
 |                                              |   ----------------------------
 |   ----------------------------               |
 |   |     NATIONWIDE HOME      |               |   ----------------------------
 |   |  MORTGAGE DISTRIBUTORS   |               |   |          ALLIED          |
 |   |           INC.           |               |   |      GENERAL AGENCY      |
 |___|                          |               |   |         COMPANY          |
 |   | NMHI-100%                |               |___|                          |
 |   |                          |               |   | Common Stock:  5,000     |
 |   |                          |               |   | -------------  Shares    |
 |   ----------------------------               |   |                          |
 |                                              |   | AMCO-100%                |
 |   ----------------------------               |   ----------------------------
 |   |        NATIONWIDE        |               |
 |   |    ADVANTAGE MORTGAGE    |               |   ----------------------------
 |   |      COMPANY (NAMC)      |               |   |                          |
 |___|                          |               |   |       ALLIED TEXAS       |
     | Common Stock:  54,348    |               |   |       AGENCY, INC.       |
     | -------------  Shares    |               |___|                          |
     |                          |               |   |                          |
     | NMHI-89.75%              |               |   | AMCO-100%                |
     ----------------------------               |   |                          |
                   |                            |   |                          |
                   |                            |   ----------------------------
     ----------------------------               |
     |           AGMC           |               |   ----------------------------   ----------------------------
     |      REINSURANCE, LTD.   |               |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
     |                          |               |   |           AGENCY         |   |       SERVICES, INC.     |
     | Common Stock:  11,000    |               |   |                          |   |                          |
     | -------------  Shares    |               |___| Common Stock:  1,000     |___| Common Stock:  100       |
     |                          |                   | -------------  Shares    |   | -------------  Shares    |
     | NAMC-100%                |                   |                          |   |                          |
     ----------------------------                   | AMCO-100%                |   | CalFarm Insurance        |
                                                    |                          |   | Agency-100%              |
                                                    ----------------------------   ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  1,695,985 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |               | SIC-5.1%                 |
                                    |   ----------------------------           |___|                          |
                                    |                                          |   | Preferred-A    403,226   |
                                    |   ----------------------------           |   | -----------    Shares    |
                                    |   |         WESTERN          |           |   |                          |
                                    |   |    HERITAGE INSURANCE    |           |   | SIC-100%                 |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |   | Preferred-B    250,596   |
                                        | Common Stock:  4,776,076 |           |   | -----------    Shares    |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   | SIC-96.5%                |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |      VETERINARY PET      |
                                                                               |   |       INSURANCE CO.      |
                                                                               |   |                          |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      December 31, 2002

________________________________________________________________________________
|                   |
|                   |
|                   |
|   ---------------------------------       ---------------------------------
|   |    NATIONWIDE TOWARZYSTWO     |       |  NATIONWIDE GLOBAL HOLDINGS,  |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |     INC.-LUXEMBOURG BRANCH    |
|   |                               |       |             (BRANCH)          |
|   |Common Stock: 1,952,000 Shares |       |                               |___
|   |------------                   |       |                               |
|   |                               |       |                               |
|   |NGH-100%                       |       | Endowment Capital-            |
|   ---------------------------------       ---------------------------------
|                                                           |
|   ---------------------------------       ---------------------------------
|   |                               |       |                               |
|   |          NATIONWIDE           |       |     NGH LUXEMBOURG S.A.       |
|   |      FINANCIAL SP. Z O.O.     |       |          (LUX SA)             |
|___|                               |       |Common Stock:      5,894 Shares|
|   |Common Stock: 40,950 Shares    |    ___|------------                   |___
|   |------------                   |   |   |                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-100%                       |   |   |BRANCH-99.98%                  |
|   ---------------------------------   |   ---------------------------------
|                                       |
|   ---------------------------------   |   ---------------------------------
|   |      SIAM AR-NA-KHET          |   |   |         NGH UK, LTD.          |
|   |     COMPANY LTD. (SIAM)       |   |   |                               |
|---|                               |   |   |                               |
|   |                               |   |___|                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-48.99%                     |   |   |                               |
|   ---------------------------------   |   |LUX SA-100%                    |
|                   |                   |   ---------------------------------
|                   |                   |
|                   |                   |
|   ---------------------------------   |
|   |  NATIONWIDE LIFE ASSURANCE    |   |   ---------------------------------
|   |        COMPANY, LTD.          |   |   |   NATIONWIDE GLOBAL HOLDINGS  |
|   |                               |   |   |   -NGH BRASIL PARTICIPACOES,  |
|   |                               |   |   |       LTDA (NGH BRASIL)       |
|   |NGH-24.3%                      |   |___|                               |
|   |SIAM-37.7%                     |   |   |        Shares                 |
|   ---------------------------------   |   |        ------                 |
|                                       |   |LUX SA 6,164,899               |
|                                       |   |NGH    1                       |
|                                       |   ---------------------------------
|   --------------------------------|   |                   |
|   |     SBSC LTD (THAILAND)       |   |                   |
|   |Common Stock:           24,500 |   |   ---------------------------------
|   |------------                   |   |   |  NATIONWIDE HOLDING SA (NHSA) |
|   |Shares                         |   |   |                               |
|---|                               |   |   |                               |
    |NGH-.01%                       |   |   |        Shares                 |
    |                               |   |   |        ------                 |
    |SIAM-48.98%                    |   |   |NGH                            |
    ---------------------------------   |   | BRASIL 42,900,999             |
                                        |   |LUX SA  1                      |
                                        |   ---------------------------------
    ---------------------------------   |                   |
    |     PANEUROLIFE (PEL)         |   |   ---------------------------------
    |                               |   |   |   DINAMICA PARTICIPACOES SA   |
    |Common Stock:  1,300,000 Shares|   |   |           (DPSA)              |
    |------------                   |___|   |                               |
    |                               |       |        Shares                 |
    |                               |       |        ------                 |
    |LUX SA-100%                    |       |NHSA    132,522,386            |
    |LUF                            |       |NGH                            |
    ---------------------------------       | BRASIL 1                      |
                  |                         ---------------------------------
                  |                                         |
    ---------------------------------       ---------------------------------
    |      VERTBOIS, SA             |       |  NATIONWIDE MARITIMA VIDA e   |
    |                               |       |       PREVIDENCIA SA          |
    |                               |       |                               |
    |                               |       |Common Stock:  134,822,225     |
    |                               |       |------------   Shares          |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    | PEL-99.99%                    |       |                               |
    | LUX SA-.01%                   |       |DPSA-86.4%                     |
    ---------------------------------       ---------------------------------

                                                                        (middle)


                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |
   |Casualty           |           --------------------
   |   (See Page 1)    |                    |
    -------------------                     |
                            -----------------------------------
                            | NATIONWIDE CORPORATION (NW CORP) |
                            |     Common Stock:    Control     |
                            |     -------------    -------     |
                            |     13,642,432         100%      |
                            |                                  |
                            |            Shares                |
                            |            ------                |
                            |Casualty   12,992,922             |
                            |Fire          649,510             |
                            ---------------------------------
                                             |
                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
_______|___|Common Stock:       1 Share    |             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 4)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |
       |   ---------------------------------
       |   |    NATIONWIDE GLOBAL LIMITED  |
       |   |                               |
       |   |Common Stock: 20,343,752 Shares|
__     |___|------------                   |
  |    |   |                   Shares      |
  |    |   |                   ------      |
  |    |   |NGH                20,343,751  |
  |    |   |LUX SA             1           |
  |    |   ---------------------------------
  |    |
  |    |   ---------------------------------
  |    |   |             NGH               |
  |    |   |       NETHERLANDS B.V.        |
  |    |   |                               |
  |    |___|Common Stock:         40 Shares|
  |    |   |------------                   |
  |    |   |                               |
  |    |   |                               |
  |    |   |NGH-100%                       |
  |    |   ---------------------------------
  |    |
  |    |
  |    |   ---------------------------------
  |    |   |      NATIONWIDE GLOBAL        |
  |    |   |         JAPAN, INC.           |
  |    |___|                               |
  |    |   |Common Stock:        100 Shares|
  |    |   |------------                   |
  |    |   |                               |
  |    |   |NGH - 100%                     |
  |    |   ---------------------------------
  |    |
  |    |   ---------------------------------
  |    |   |            NATIONWIDE         |
  |    |   |       SERVICES SP. Z O.O.     |
  |    |   |                               |
  |    |   |Common Stock:         80 Shares|
  |    |___|------------                   |
  |    |   |                               |
  |    |   |                               |
  |    |   |NGH-100%                       |
  |    |   ---------------------------------
  |    |   ---------------------------------
  |    |   |        NATIONWIDE GLOBAL      |
  |    |   |          FINANCE, LLC         |
  |    |   |                               |
  |    |---|     Single Member Limited     |
  |        |        Liability Company      |
  |        |                               |
  |        |                               |
  |        |NGH-100%                       |
  |        ---------------------------------
  |
  |
  |         ---------------------------------
  |         |         DANICA LIFE S.A       |
  |         |                               |
  |_________|                               |
            |                               |
            |LUX SA-100%                    |
            ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------



________________________________________________________________
               |                                               |
               |                                               |
 ---------------------------------            ---------------------------------
 |      GARTMORE GLOBAL ASSET    |            |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |            |      & COMPANY (GATES)        |
 |             (GGAMT)           |            |                               |
 |                               |       _____|Common Stock:        254 Shares|
 |                               |       |    |------------                   |
 |                               |       |    |                               |
 |NW Corp-100%                   |       |    |                               |
 |           (See Page 6)        |       |    |NW Corp.-100%                  |
 ---------------------------------       |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |    MEDPROSOLUTIONS, INC.      |
                                         |    |                               |
                                         |    |                               |
                                         |____|                               |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |    COMPANY OF NEW YORK, INC.  |
                                         |    |                               |
                                         |____|Common Stock:       3 Shares   |
                                         |    |------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |       COMPANY OF NEVADA       |
                                         |    |                               |
                                         |    |Common Stock:         40 Shares|
                                         |____|------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATESMCDONALD          |
                                         |    |      HEALTH PLUS, INC.        |
                                         |    |                               |
                                         |____|Common Stock:        200 Shares|
                                              |------------                   |
                                              |                               |
                                              |Gates-100%                     |
                                              ---------------------------------

                                        Subsidiary Companies      -- Solid Line
                                        Contractual Association   -- Double Line
                                        Limited Liability Company -- Dotted Line
                                        December 31, 2002

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                  |                      |
---------------------------    ----------------------------------   |   -----------------------------
|   NATIONWIDE FINANCIAL  |    |   NATIONWIDE LIFE INSURANCE    |   |   |       TBG INSURANCE       |
|  SERVICES CAPITAL TRUST |    |     COMPANY (NW LIFE)          |   |   |    SERVICES CORPORATION   |
|                         |    |                                |   |   |                           |
| Preferred Stock:        | ___| Common Stock: 3,814,779 Shares |   |___|                           |
| ---------------         | |  | ------------                   |   |   |                           |
|                         | |  |                                |   |   |                           |
|                         | |  |                                |   |   |                           |
| NFS-100%                | |  | NFS-100%                       |   |   | NFS-63%                   |
--------------------------- |  ----------------------------------   |   -----------------------------
                            |                                       |
                            |                                       |   -----------------------------
                            |  ----------------------------------   |   |   CAP PRO HOLDING, INC.   |
                            |  |      NATIONWIDE LIFE AND       |   |   |                           |
                            |  |   ANNUITY INSURANCE COMPANY    |   |   |                           |
                            |  |                                |   |   |                           |
                            |__| Common Stock: 66,000 Shares    |   |___|                           |
                            |  | ------------                   |       |                           |
                            |  |                                |       |                           |
                            |  | NW Life-100%                   |       | NFS-63%                   |
                            |  ----------------------------------       -----------------------------
                            |
                            |  ----------------------------------
                            |  |      NATIONWIDE INVESTMENT     |
                            |  |      SERVICES CORPORATION      |
                            |  |                                |
                            |__| Common Stock: 5,000 Shares     |
                            |  | ------------                   |
                            |
                            |  |                                |
                            |  |                                |
                            |  | NW Life-100%                   |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |      NATIONWIDE FINANCIAL      |
                            |__|       ASSIGNMENT COMPANY       |
                            |  |                                |
                            |  | NW LIFE-100%                   |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  | NATIONWIDE PROPERTIES LTD.     |
                            |  |                                |
                            |  | Units:                         |
                            |__| -----                          |
                            |  | NW LIFE-97.6%                  |
                            |  | Casualty-2.4%                  |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |    NATIONWIDE COMMUNITY        |
                            |  |   DEVELOPMENT CORP., LLC       |
                            |  |                                |
                            |--| Units:                         |
                            |  | -----                          |
                            |  | NW LIFE-67%                    |
                            |  | NW Indemnity-33%               |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |     NATIONWIDE AFFORDABLE      |
                            |  |         HOUSING, LLC           |
                            |--|                                |
                               | NW Life-45%                    |
                               | NW Indemnity-45%               |
                               ----------------------------------

                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    Control:        |
                                          |          ------------     -------         |
                                          |            13,642,432       100%          |
                                          |               Shares                      |
                                          |               ------                      |
                                          | Casualty    12,992,922                    |
                                          | Fire           649,510                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
          _________________________________________________________________________________________________________________________
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |     NATIONWIDE TRUST      |       |   NFS DISTRIBUTORS, INC. |        |    NATIONWIDE FINANCIAL         |
                        |       COMPANY, FSB        |       |          (NFSDI)         |        |  SERVICES CAPITAL TRUST II      |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 2,800,000   |       |                          |        |                                 |
                        | ------------  Shares      |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFS-100%                  |       |  NFS-100%                |        | NFS-100%                        |
                        -----------------------------       ----------------------------        -----------------------------------
                                                                        |                                       |
                                      _____________________________________________________________________________________________
                                      |                                 |                  |                    |
                                      |                                 |                  |                    |
                        -----------------------------       ----------------------------   |    -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |   |    |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |   |    |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |   |    |          (401(K))               |
                        |                           |       |                          |   |    |                                 |
                        | Common Stock: 1,000 Shares|       |                          |   |    |                                 |
                        | ------------              |       |                          |   |    |                                 |
                        |                           |       |                          |   |    |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |   |    | NFSDI-100%                      |
                        -----------------------------        ---------------------------   |    -----------------------------------
                                      |||                               ||                 |                    |
    --------------------------------- ||| ----------------------------- ||   --------------------------------   |
    |    FINANCIAL HORIZONS         | ||| |                           | ||   |     NATIONWIDE RETIREMENT    |   |
    |    DISTRIBUTORS AGENCY        | ||| |                           | ||   |      PLAN SERVICES, INC.     |   |
    |     OF ALABAMA, INC.          | ||| |        FLORIDA            | ||   |                              |   |
    | Common Stock: 10,000 Shares   |_||| |        RECORDS            |_||   |   Common Stock:  Control     |   |
    | ------------                  | ||| |    ADMINISTRATOR, INC     |__|   |   -------------  -------     |   |
    |                               | ||| |                           |      |  Class A        NFS-100%     |   |
    |                               | ||| |                           |      |  Class B      NFSDI-100%     |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |                              |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |    LANDMARK FINANCIAL         | ||| |                           |      |      401(k) INVESTMENT       |   |
    |       SERVICES OF             | ||| |                           |      |      SERVICES, INC.          |   |
    |      NEW YORK, INC.           | ||| |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |||_|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
    | ------------                  |_|||_|   AGENCY OF OHIO, INC     |      |-------------                 |   |
    |                               | ||| |                           |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |    FINANCIAL HORIZONS         | ||| |                           |      |      401(k) INVESTMENT       |   |
    |      SECURITIES CORP.         | ||| |                           |      |       ADVISORS, INC.         |   |
    |                               | ||| |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |||_|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  |_|||_|        AGENCY OF          |      |-------------                 |   |
    |                               | ||| |      OKLAHOMA, INC        |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |   AFFILIATE AGENCY, INC.      | ||| |                           |      |    THE 401(k) COMPANY        |   |
    |                               | ||| |                           |      |                              |   |
    | Common Stock: 100 Shares      | ||| |    FINANCIAL HORIZONS            |Common Stock: 855,000 Shares  |   |
    | ------------                  |_|||_|       DISTRIBUTORS        |      |-------------                 |___|
    |                               | |||_|   AGENCY OF TEXAS, INC    |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| ------------------------------     --------------------------------   |
    |    NATIONWIDE FINANCIAL       | ||| |      AFFILIATE AGENCY      |     |                              |   |
    |  INSTITUTION DISTRIBUTORS     | ||| |        OF OHIO, INC.       |     |                              |   |
    |INSURANCE AGENCY, INC. OF MASS.| |||_|                            |     |  RIVERVIEW AGENCY, INC.      |___|
    | Common Stock: 100 Shares      |_||__| Common Stock: 750 Shares   |     |                              |___|
    | ------------                  | |   | ------------               |     |                              |
    |                               | |   |                            |     |                              |
    | NFIDAI-100%                   | |   | NFIDAI-100%                |     |                              |
    --------------------------------- |   ------------------------------     --------------------------------
                                      |
    --------------------------------- |
    |    NATIONWIDE FINANCIAL       | |
    |  INSTITUTION DISTRIBUTORS     | |
    | AGENCY, INC. OF NEW MEXICO    | |
    | Common Stock: 100 Shares      |_|
    | ------------                  |
    |                               |
    | NFIDAI-100%                   |
    ---------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                                   |                                    |
                       --------------------------------      -----------------------------      -------------------------------
                       |  PENSION ASSOCIATES, INC.    |      | NATIONWIDE LIFE INSURANCE |      |     NATIONWIDE FINANCIAL     |
                       |                              |      |    COMPANY OF AMERICA     |      |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |      |         (NLICA)           |      |            (NFSB)            |
                       | ------------                 |      |                           |      | Common Stock: 250,000 Shares |
                       |                              |      |                           |      |                              |
                       |                              |      |                           |      |                              |
                       | NFS-100%                     |      | NFS-100%      (See Page 5)|      | NFS-100%                     |
                       --------------------------------      -----------------------------      -------------------------------
                                                                                                               |
 _______________________________________                                                                       |
                                       |                                                                       |
                        --------------------------------                                        --------------------------------
                        |    NATIONWIDE RETIREMENT     |                                        |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |                                        |                              |
                        |                              |                                        | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |__                                      | ------------                 |
                        | -------------                |  |                                     |                              |
                        |                              |  |                                     |                              |
                        | NFSDI-100%                   |  |                                     | NFSB-100%                    |
                        --------------------------------  |                                     --------------------------------
                                                          |
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |         ALABAMA              | | |        NEW MEXICO         |
                         | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |         ARIZONA              | | |        SO. DAKOTA         |
                         | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |        ARKANSAS              | | |         WYOMING           |
                         | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |      SOLUTIONS, INS.         | | |                           |
                         |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
                         | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
                         | ------------                 | | |           OHIO            |
                         |                              | | |                           |
                         | NRS-100%                     | | |                           |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |    SOLUTIONS, INC. OF        | | |                           |
                         |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
                         |                              | |_|    SOLUTIONS, INC. OF     |
                         | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
                         | ------------                 | | |                           |
                         |                              | | |                           |
                         | NRS-100%                     | | |                           |
                         -------------------------------  | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |    SOLUTIONS, INC. OF        | | |                           |
                         |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
                         | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
                         | ------------                 |_|_|           TEXAS           |
                         |                              |   |                           |
                         | NRS-100%                     |   |                           |
                         --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       December 31, 2002

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |       Common Stock:     Control:       |
                                                        |       -------------     --------       |
                                                        |       13,642,432        100%           |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------
                                                        | Casualty   12,992,922                  |
                                                        | Fire          649,510                  |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
  |  |                           |   |                           |
  |  |  NPHC - 100%              |   |  RCMD - 100%              |
  |  -----------------------------   -----------------------------
  |                |                               |
  |                |                               |
  |  -----------------------------   -----------------------------
  |  |       1717 ADVISORY       |   |       1717 INSURANCE      |
  |  |       SERVICES, INC.      |   |        AGENCY OF          |
  |  |                           |   |      MASSACHUSETTS, INC.  |
  |  |                           |   |                           |
  |  |  RCMD - 100%              |   |  BSI - 100%               |
  |  -----------------------------   -----------------------------
  |
  |
  |  -----------------------------
  |  |       MARKET STREET       |
  |  |        INVESTMENT         |
  |__|      MANAGEMENT COMPANY   |
     |                           |
     |        NPHC - 100%        |
     -----------------------------







    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         December 31, 2002

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

              _________________________________________________________________
              |                |                |                 _____________
 ---------------------------   |                |                |
|     AUDENSTAR LIMITED     |  |   ---------------------------   |
|           (AL)            |  |  |     NATIONWIDE ASSET      |  |
|                           |  |  | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGAMT - 100%              |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |    NATIONWIDE UK ASSET    |  |
|           (RIG)           |  |  | MANAGEMENT HOLDINGS, LTD. |  |
|                           |__|  |         (NUKAMHL)         |  |
|                           |     |                           |  |
| GGAMT - 79%               |     |                           |  |
| AL - 21%                  |     |                           |  |
 ---------------------------      | NAMHL - 100%              |  |
              |                    ---------------------------   |
              |                                 |                |
 ---------------------------       ---------------------------   |
|  GARTMORE RIVERVIEW, LLC  |     |   NATIONWIDE UK HOLDING   |  |
|                           |     |       COMPANY, LTD.       |  |
|                           |     |        (NUKHCL)           |  |
|                           |     |                           |  |
|                           |     |                           |  |
| RIG - 70%                 |     | NUKAMHL - 96.37%          |  |
 ---------------------------       ---------------------------   |
                                                |                |
                                   ---------------------------   |
                                  |     ASSET MANAGEMENT      |  |
                                  |       HOLDINGS PLC        |  |
                                  |         (AMH)             |  |
                                  |                           |  |
                                  |                           |  |
                                  | NUKHCL - 100%             |  |
                                   ---------------------------   |
                                                |                |
                                   ---------------------------   |
                                  |    GARTMORE INVESTMENT    |  |
                                  |       MANAGEMENT PLC      |  |
                                  |           (GIM)           |__|
                                  |                           |
                                  | AMH - 99.99%              |
                                  | GNL - .01%                |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

 -------------------
| NATIONWIDE MUTUAL |____________________________________________________________________________
| INSURANCE COMPANY |____________________________________________________________________________
|   (CASUALTY)      |               |
|  (See Page 1)     |               |
 -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:   Control:         |
                |        ------------    -------         |
                |       13,642,432       100%            |
                |             Shares                     |
                |  Casualty   12,992,922                 |
                |  Fire          649,510                 |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ________________________________________________________________________________________________
 ________________________________________________________________________________________________
                     |             |                                    --------------------------
      --------------------------   |   --------------------------      | GARTMORE INVESTMENT LTD. |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         |     |          (GIL)           |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                          |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                          |
  |  |                          |  |  |                          | |   | GIM - 99.9%              |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%               |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    --------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    --------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN      |
  |  |                          |  |  |                          | |   |         LIMITED          |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                          |
  |  |       SERVICES GMBH      |  |  |                          | |   |                          |
  |__|                          |  |  |                          | |   |                          |
  |  |                          |  |  |                          | |   | GIL - 100%               |
  |  |                          |  |  | GFM - 100%               | |   |                          |
  |  | GISL - 100%              |  |  |                          | |    --------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    --------------------------
  |   --------------------------   |   --------------------------  |   |    GARTMORE 1990 LTD.    |
  |  |  GARTMORE FUND MANAGERS  |  |  | GARTMORE SECURITIES LTD. | |   |    (GENERAL PARTNER)     |
  |  |  INTERNATIONAL LIMITED   |  |  |          (GSL)           | |___|                          |
  |__|         (GFMI)           |  |__|                          | |   |                          |
     |                          |     |                          | |   | GIM - 50%                |
     | GISL - 99.99%            |     | GIM - 99.99%             | |   | GSL - 50%                |
     | GSL - .01%               |     | GNL - .01%               | |    --------------------------
      --------------------------       --------------------------  |
                     |                                             |    --------------------------
      --------------------------                                   |   |   GARTMORE INDOSUEZ UK   |
     |   GARTMORE SECRETARIES   |                                  |   | RECOVERY FUND (G.P.) LTD.|
     |      (JERSEY) LTD.       |                                  |___|                          |
     |                          |                                  |   |                          |
     | GFMI - 94%               |                                  |   | GIM - 50%                |
     | GSL - 3%                 |                                  |   | GNL - 50%                |
     | GIM - 3%                 |                                  |    --------------------------
      --------------------------                                   |
                                                                   |    --------------------------
                                                                   |   |GARTMORE 1990 TRUSTEE LTD.|
                                                                   |   |    (GENERAL PARTNER)     |
                                                                   |___|                          |
                                                                       |                          |
                                                                       | GIM - 50%                |
                                                                       | GSL - 50%                |
                                                                        --------------------------

          -------------------------------------
          |        NATIONWIDE MUTUAL          |
          |      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------









___________________________________________________________________
                                                                  |
 _________________________________________________                |
|                                                |                |
|   --------------------------       --------------------------   |   --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |  |  |    GARTMORE GLOBAL       |
|  |                          |     |     MANAGEMENT LTD.      |  |  |  INVESTMENT, INC. (GGI)  |
|__|                          |     |          (GCM)           |  |__|                          |
|  |                          |     |                          |  |  |        See Page 7        |
|  | GIM - 50%                |     | GIM - 99.99%             |  |  |                          |
|  | GSL - 50%                |     | GSL - 0.1%               |  |  |                          |
|   --------------------------       --------------------------   |   --------------------------
|                                                |                |   --------------------------
|   --------------------------       --------------------------   |  |     GARTMORE GLOBAL      |
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |  |  |      VENTURES, INC.      |
|  |          (GNL)           |     |         (GUS)            |  |__|                          |
|__|                          |     |                          |     |                          |
|  |                          |     |                          |     |                          |
|  |                          |     |                          |     |                          |
|  | GIM - 99.99%             |     |                          |     | GGAMT - 100%             |
|  | GSL - .01%               |     | GCM - 100%               |      --------------------------
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |     GARTMORE PENSION     |     | GARTMORE GLOBAL PARTNERS |
|  |       TRUSTEES, LTD.     |     |    (GENERAL PARTNER)     |
|__|                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99%                |     | GUS - 50%                |
|  | GSL - 1%                 |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------



                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       December 31, 2002

                                                                     (left side)

                                                 NATIONWIDE(R)

 -------------------
|  FARMLAND MUTUAL  |
| INSURANCE COMPANY |        --------------------
|                   |       | NATIONWIDE MUTUAL |_____________________________
|Guaranty Fund      |_______| INSURANCE COMPANY |_____________________________
|Certificate        |_______|                   |      |
|                   |       |     (CASUALTY)    |      |
|   Casualty        |       |    (See Page 1)   |      |
|  (See Page 1)     |       ---------------------      |
---------------------                                  |
                                                       |
                                   ------------------------------------------
                                   |     NATIONWIDE CORPORATION (NW CORP)   |
                                   |       Common Stock:      Control:      |
                                   |       13,642,432         100%          |
                                   |           Shares                       |
                                   |Casualty  12,992,922                    |
                                   |Fire         649,510                    |
                                   ------------------------------------------
                                                       |
                                                       |
                                      ------------------------------------
                                      |         GARTMORE GLOBAL          |
                                      |         ASSET MANAGEMENT         |
                                      |           TRUST (GGAMT)          |
                                      |                                  |
                                      |NW Corp.- 100%                    |
                                      ------------------------------------
                                                       |
                                                       |
                                      -------------------------------------
                                      |         GARTMORE GLOBAL           |
                                      |      INVESTMENTS, INC. (GGI)      |
                                      |                                   |
                                  ____| Common Stock: 958,750 Shares      |
                                  |   | GGAMT-94%                         |
                                  |   | Preferred Stock: 500,000 Shares   |
                                  |   | GGAMT-100%                        |
                                  |   -------------------------------------
                                  |                    |
                                  |                    |
                                  |   -------------------------------------
                                  |   |       GARTMORE S.A. CAPITAL       |
                                  |   |            TRUST (GSA)            |
                                  |   |                                   |____
                                  |   |                                   |
                                  |   |      DELAWARE BUSINESS TRUST      |
                                  |   -------------------------------------
                                  |                    |
                                  |                    |
                                  |   --------------------------------------
                                  |   |         GARTMORE EMERGING          |
                                  |   |           MANAGERS, LLC            |
                                  |   |               (GEM)                |___
                                  |   |                                    |   |
                                  |   |                                    |   |
                                  |   | GSA-100%                           |   |
                                  |   --------------------------------------   |
                                  |                    |                       |
                                  |                    |                       |
                                  |   ---------------------------------------  |
                                  |   |            NORTHPOINTE              |  |
                                  |   |            CAPITAL LLC              |--|
                                  |   |                                     |  |
                                  |   | GEM-65%                             |  |
                                  |   ---------------------------------------  |
                                  |                    |                       |
                                  |                    |                       |
                                  |   ---------------------------------------  |
                                  |   |            CODA CAPITAL             |  |
                                  |   |           MANAGEMENT LLC            |  |
                                  |   |                                     |---
                                  |   | GEM-79%                             |
                                  |   ---------------------------------------
                                  |                    |
                                  |                    |
                                  |   ---------------------------------------
                                  |   |        GARTMORE MUTUAL FUND         |
                                  |   |           CAPITAL TRUST             |
                                  |__ |                                     |
                                      |       DELAWARE BUSINESS TRUST       |
                                      ---------------------------------------
                                                       | |
                                                       | |
                                      ---------------------------------------
                                      |        MARKET STREET FUND           |
                                      |                                     |
                                      |                                     |
                                      |       DELAWARE BUSINESS TRUST       |
                                      ---------------------------------------

                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------















          -------------------------------------
          |       GARTMORE GLOBAL ASSET       |
          |          MANAGEMENT, INC.         |
__________|              (GGAMI)              |______
          |                                   |      |
          | GSA-100%                          |      |
          -------------------------------------      |
                                                     |
          -------------------------------------      |
          |             GARTMORE              |      |
          |      INVESTORS SERVICES, INC.     |      |
          |                                   |      |
          | Common Stock: 5 Shares            |      |
          | ------------                      |______|
          |                                   |      |
          |                                   |      |
          | GGAMI-100%                        |      |
          -------------------------------------      |
                                                     |
          -------------------------------------      |      -------------------------------------
          |      NATIONWIDE GLOBAL FUNDS      |      |      |            GARTMORE MORLEY        |
          |                                   |      |      |       FINANCIAL SERVICES, INC.    |
          |                                   |______|      |               (MORLEY)            |
          |                                   |_____________|                                   |___
          |       LUXEMBOURG SICAV            |      |      | Common Stock: 82,343 Shares       |   |
          |                                   |      |      | ------------                      |   |
          |                                   |      |      | GGAMI-100%                        |   |
          -------------------------------------      |      -------------------------------------   |
                                                     |                                              |
          -------------------------------------      |      -------------------------------------   |
          |       GARTMORE DISTRIBUTION       |      |      |        GARTMORE MORLEY CAPITAL    |   |
          |          SERVICES, INC.           |      |      |         MANAGEMENT, INC           |   |
          |                                   |      |      |                                   |   |
          |                                   |      |      |                                   |   |
          | Common Stock: 10,000 Shares       |______|      | Common Stock:  500 Shares         |___|
          | ------------                      |      |      | ------------                      |   |
          |                                   |      |      |                                   |   |
          | GGAMI-100%                        |      |      | Morley-100%                       |   |
          -------------------------------------      |      -------------------------------------   |
                                                     |                                              |
          -------------------------------------      |      -------------------------------------   |
          | CORVIANT CORPORATION              |      |      |               GARTMORE            |   |
          | (CC)                              |      |      |             TRUST COMPANY         |   |
          |                                   |      |      |                                   |   |
          | Common Stock:       450,000 Shares|      |      | Common Stock: 2,000 Shares        |   |
          | ------------                      |      |      | ------------                      |   |
          | Series A Preferred: 250,000 Shares|______|      |                                   |___|
          |                                   |      |      |                                   |   |
          |                                   |      |      |                                   |   |
          | GGAMI-100%                        |      |      | Morley-100%                       |   |
          -------------------------------------      |      -------------------------------------   |
                           |                         |                                              |
                           |                         |                                              |
          -------------------------------------      |      -------------------------------------   |
          | VILLANOVA SECURITIES, LLC         |      |      |           GARTMORE MORLEY &       |   |
          |                                   |      |      |            ASSOCIATES, INC.       |   |
          |                                   |      |      |                                   |   |
          |                                   |      |      | Common Stock: 3,500 Shares        |   |
          |                                   |      |      | ------------                      |___|
          |                                   |      |      |                                   |
          | CC-100%                           |      |      | Morley-100%                       |
          -------------------------------------      |      -------------------------------------
                                                     |
          -------------------------------------      |      -------------------------------------
          |                                   |      |      |                                   |
          | GGI MGT LLC                       |      |      |           NEWHOUSE SPECIAL        |
          | (GGIMGT)                          |      |      |       SITUATIONS FUND I, LLC      |
          |                                   |      |      |                                   |
          |                                   |------------ | Common Stock: 10,000 Shares       |
          |                                   |             | ------------                      |
          |                                   |             | GGIMGT-10%                        |
          |                                   |             | Class A Preferred: 10,000 Shares  |
          | GGAMI-100%                        |             | GGAMI-75%                         |
          -------------------------------------             -------------------------------------


                                                                                            Subsidiary Companies      - Solid Line
                                                                                            Contractual Association   - Double Line
                                                                                            Limited Liability Company - Dotted Line

                                                                                            December 31, 2002

Item 30.      INDEMNIFICATION

              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.      PRINCIPAL UNDERWRITER

               (a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-7, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide Variable Account-13, Nationwide Variable Account-14, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, and Nationwide VLI Separate Account-5, all of which are separate investment accounts of Nationwide or its affiliates.

              (b) NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS

               Joseph J. Gasper, Director and Chairman of the Board
               Richard A. Karas, Director and Vice Chairman
               Duane C. Meek, President
               William G. Goslee, Senior Vice President
               Mark R. Thresher, Director, Senior Vice President and Treasurer Kevin S. Crossett, Vice President
               Trey Rouse, Vice President
               Peter R. Salvator, Vice President
               Barbara J. Shane, Vice President-Compliance Officer
               Karen R. Tackett, Vice President
               Alan A. Todryk, Vice President-Taxation
               Carol L. Dove, Associate Vice President-Treasury Services
                and Assistant Treasurer
               Glenn W. Soden, Associate Vice President and Secretary
               Thomas E. Barnes, Associate Vice President and Assistant
                Secretary
               John F. Delaloye, Assistant Secretary
               Dina A. Tantra, Assistant Secretary
               Mark D. Maxwell, Assistant Secretary
               E. Gary Berndt, Assistant Treasurer
               Terry C. Smetzer, Assistant Treasurer

               The business address of the Directors and Officers of Nationwide Investment Services Corporation is:

                    One Nationwide Plaza
                    Columbus, Ohio 43215

(c)

         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                                        DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                                        COMMISSIONS              ANNUITIZATION

         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
         ------------------------------ ------------------------ ----------------------- ------------------ -------------------
                                        N/A                      N/A                     N/A                N/A
         Nationwide Investment
            Services Corporation

         ------------------------------ ------------------------ ----------------------- ------------------ -------------------


Item 32.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis

              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 33.      MANAGEMENT SERVICES

              Not Applicable

Item 34.      FEE REPRESENTATION

              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-4, certifies that it meets the requirements of the Securities Act Rule 485(a) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 27 th day of February, 2003.

                                    NATIONWIDE VLI SEPARATE ACCOUNT-4
                                    --------------------------------------------
                                    --------------------------------------------
                                    (Registrant)

                                    NATIONWIDE LIFE INSURANCE COMPANY
                                    --------------------------------------------
                                    --------------------------------------------
                                    (Depositor)

                                    By: /s/ STEVEN SAVINI, ESQ.
                                    --------------------------------------------
                                    --------------------------------------------
                                    Steven Savini, Esq.

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 27 th day of February, 2003.

Signature                                TITLE

/s/ W. G. JURGENSEN                      DIRECTOR AND CHIEF EXECUTIVE OFFICER
W. G. Jurgensen
/s/ JOSEPH J. GASPER                     DIRECTOR AND PRESIDENT AND
Joseph J. Gasper                         CHIEF OPERATING OFFICER
/s/ Joseph A. Alutto                     DIRECTOR
Joseph A. Alutto
/s/ James G. Brocksmith, Jr.             DIRECTOR
James G. Brocksmith, Jr.
/s/ Henry S. Holloway                    DIRECTOR
Henry S. Holloway
/s/ Lydia M. Marshall                    DIRECTOR
Lydia M. Marshall
/s/ Donald L. McWhorter                  DIRECTOR
Donald L. McWhorter
/s/ David O. Miller                      DIRECTOR            /s/ STEVEN SAVINI
David O. Miller                                              Steven Savini, Esq
/s/ James F. Patterson                   DIRECTOR            Attorney-in-Fact
James F. Patterson
/s/ Gerald D. Prothro                    DIRECTOR
Gerald D. Prothro
/s/ Arden L. Shisler                     DIRECTOR
Arden L. Shisler
/s/ Alex Shumate                         DIRECTOR
Alex Shumate